UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Marina Belaya, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR Items — period ended 02/28/13

BofA Funds Series Trust

Item 1. Reports to Stockholders.

BofATM Funds

Semiannual Report

February 28, 2013

BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	19
Board Consideration and Re-Approval of Investment Advisory Agreement	25
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds – 89.8%
	Par ($)	Value ($)
California – 86.8%
CA Alameda Public Financing Authority
Alameda Point Improvement,
Series 2003 A, LOC: California State Teachers Retirement System 0.110% 12/01/33 (03/06/13) (a)(b)	7,900,000	7,900,000
CA Alameda-Contra Costa Schools Financing Authority
Capital Improvement Refinancing,
Series 2010 N, LOC: FHLB 0.090% 08/01/30 (03/07/13) (a)(b)	3,815,000	3,815,000
CA Barstow
Desert Visa Apartments,
Series 1991, LOC: FHLB 0.130% 12/01/20 (03/06/13) (a)(b)	2,200,000	2,200,000
CA BB&T Municipal Trust
California State Educational Facility,
Stanford University, Series 2007-2014, LIQ FAC: Branch Banking & Trust 0.100% 09/15/32 (03/07/13) (a)(b)	6,685,000	6,685,000
CA California State University
Series 2003 A,
Pre-refunded 05/01/13, Insured: NATL-RE FGIC 5.000% 11/01/26	1,250,000	1,260,151
CA Corona
Country Hills Apartments,
Series 1995 A, DPCE: FHLMC 0.120% 02/01/25 (03/07/13) (a)(b)	5,275,000	5,275,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.120% 10/15/29 (03/07/13) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
Series 2010 M:
3.000% 05/01/13	2,000,000	2,008,830
5.000% 05/01/13	2,000,000	2,016,434

	Par ($)	Value ($)
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California,
Series 2007, GTY AGMT: Deutsche Bank AG 0.190% 02/01/37 (03/07/13) (a)(b)	10,000,000	10,000,000
Chino Basin California Regional Financing Authority,
Series 2008, GTY AGMT: Deutsche Bank AG 0.210% 04/01/48 (03/07/13) (a)(b)(c)	3,987,000	3,987,000
Los Angeles County Housing Authority,
Series 2011, GTY AGMT: Deutsche Bank AG 0.180% 10/01/31 (03/07/13) (a)(b)(c)	14,645,000	14,645,000
CA Duarte Redevelopment Agency
Certificates of Participation:
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.080% 12/01/19 (03/07/13) (a)(b)	5,000,000	5,000,000
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 0.080% 12/01/19 (03/07/13) (a)(b)	7,000,000	7,000,000
CA East Bay Municipal Utility District
Series 2009 A1,
0.110% 06/01/26 (03/07/13) (b)(d)	4,000,000	4,000,000
Series 2009 A2,
0.120% 06/01/26 (03/07/13) (b)(d)	1,305,000	1,305,000
CA Economic Development Financing Authority
Mid-Pacific Co., LLC,
Vortech Engineering, Inc., Series 1997, AMT, LOC: Wells Fargo Bank N.A. 0.130% 09/01/22 (03/06/13) (a)(b)	1,540,000	1,540,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.120% 02/15/31 (03/07/13) (a)(b)	4,965,000	4,965,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Golden State Tobacco Securitization Corp.
Enhanced Asset-Backed,
Series 2003 B, Pre-refunded 06/01/13: 5.000% 06/01/43	1,540,000	1,558,305
5.500% 06/01/33	3,680,000	3,728,444
5.500% 06/01/43	6,910,000	7,000,620
5.625% 06/01/38	4,385,000	4,443,898
Insured: FGIC-TCRs 5.500% 06/01/33	3,940,000	3,991,684
Series 2003 A-1,
Pre-refunded 06/01/13:
6.625% 06/01/40	2,545,000	2,585,778
6.750% 06/01/39	7,455,000	7,577,333
Series 2003 A-4,
Pre-refunded 06/01/13, 7.800% 06/01/42	1,100,000	1,120,849
CA Health Facilities Financing Authority
Scripps Health,
Series 2001 A, LOC: JPMorgan Chase Bank 0.100% 10/01/23 (03/06/13) (a)(b)	1,125,000	1,125,000
Stanford Hospital & Clinics,
Series 2008 B2, 0.170% 11/15/45 (06/05/13) (b)(d)	7,925,000	7,925,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.120% 08/01/26 (03/07/13) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
Goodwill Industries Orange County,
Series 2006, LOC: Wells Fargo Bank N.A. 0.160% 03/01/31 (03/07/13) (a)(b)	900,000	900,000
Pacific Gas & Electric Co.,
Series 2009 A, LOC: Mizuho Corporate Bank 0.080% 11/01/26 (03/01/13) (a)(b)	9,700,000	9,700,000
Pueblo Serra Worship Holdings,
JSerra Catholic High School, Series 2009 A, LOC: Wells Fargo Bank N.A. 0.070% 09/01/34 (03/07/13) (a)(b)	600,000	600,000

	Par ($)	Value ($)
San Francisco Ballet Association,
Series 2008, LOC: FHLB 0.150% 08/01/38 (03/01/13) (a)(b)	15,600,000	15,600,000
CA Irvine Ranch Water District
Series 2011 A-2,
0.110% 10/01/37 (03/07/13) (b)(d)	7,140,000	7,140,000
CA JPMorgan Chase Putters/Drivers Trust
Scripps Health,
Series 2012 4039, LIQ FAC: JPMorgan Chase Bank 0.120% 11/15/19 (03/07/13) (a)(b)(c)	3,000,000	3,000,000
CA Los Angeles County
Tax & Revenue Anticipation Notes,
Series 2012 C, 2.000% 06/28/13	8,000,000	8,046,835
CA Los Angeles Municipal Improvement Corp.
Series A2,
LOC: JPMorgan Chase Bank 0.140% 05/08/13	8,900,000	8,900,000
CA Los Angeles Unified School District
Series 2010 A,
3.000% 07/01/13	1,000,000	1,009,219
CA Los Angeles
Tax & Revenue Anticipation Notes,
Series 2012 C, 2.000% 04/25/13	7,000,000	7,018,944
CA Manteca Financing Authority
Series 2003 B,
Pre-refunded 12/01/13, Insured: NPFGC 5.000% 12/01/33	1,400,000	1,448,872
CA Metropolitan Water District of Southern California
Series 2011 A-1,
0.110% 07/01/36 (03/07/13) (b)(d)	2,500,000	2,500,000
Series 2011 A-3,
0.110% 07/01/36 (05/15/13) (b)(d)	2,500,000	2,500,000
Series 2011 A-4,
0.260% 07/01/36 (03/07/13) (b)(d)	8,000,000	8,002,606

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.120% 07/01/22 (03/01/13) (a)(b)	2,390,000	2,390,000
CA Newport Beach
Hoag Memorial Hospital/Newport Health,
Series 2008 E, LOC: Northern Trust Co. 0.100% 12/01/40 (03/06/13) (a)(b)	12,310,000	12,310,000
CA Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.100% 03/01/49 (03/07/13) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
Seawind Apartments Ltd.,
Series 1990 A, AMT, DPCE: FNMA 0.190% 12/01/20 (03/06/13) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
Series 2008,
LOC: Bank of the West 0.140% 06/01/35 (03/07/13) (a)(b)	3,190,000	3,190,000
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.110% 09/01/35 (03/01/13) (a)(b)	16,345,000	16,345,000
CA Pollution Control Financing Authority
Pacific Gas & Electric Co.,
Series 1997 B, AMT, LOC: JPMorgan Chase Bank 0.120% 11/01/26 (03/01/13) (a)(b)	2,900,000	2,900,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.150% 10/01/13 (03/07/13) (a)(b)(c)	6,000,000	6,000,000

	Par ($)	Value ($)
CA San Diego County Regional Transportation Commission
Series 2008 B,
SPA: JPMorgan Chase Bank 0.100% 04/01/38 (03/07/13) (a)(b)	7,115,000	7,115,000
CA San Diego County School Districts
Tax & Revenue Anticipation Notes,
Series 2012 A, Insured: Government of Participants 2.000% 06/28/13	2,000,000	2,011,907
CA San Francisco City & County Redevelopment Agency
Hunters Point,
Series 2005 A, LOC: JPMorgan Chase Bank 0.130% 08/01/36 (03/07/13) (a)(b)	3,600,000	3,600,000
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.150% 09/01/31 (03/07/13) (a)(b)	13,465,000	13,465,000
CA San Francisco Community
San Francisco Airport Commision:
Series A-2, LOC: Barclays Bank PLC 0.160% 04/17/13	7,600,000	7,600,000
0.170% 05/06/13	2,300,000	2,300,000
Series B-2, LOC: Barclays Bank PLC 0.140% 05/06/13	4,450,000	4,450,000
0.150% 04/05/13	7,900,000	7,900,000
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.120% 04/01/39 (03/07/13) (a)(b)	15,565,000	15,565,000
CA School Cash Reserve Program Authority
Series 2012 L,
2.000% 06/03/13	8,200,000	8,237,026
Series 2013 Z,
2.000% 10/01/13	13,000,000	13,136,782
CA Statewide Communities Development Authority
0.220% 10/03/13	14,200,000	14,200,000

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Community Hospital Foundation,
Community Hospital of the Monterey Peninsula, Series 2003 B, Pre-refunded 06/01/13, 5.250% 06/01/23	1,185,000	1,199,739
Gas Supply Revenue,
Series 2010, SPA: Royal Bank of Canada 0.110% 11/01/40 (03/07/13) (a)(b)	6,885,000	6,885,000
Kaiser Credit Group,
Kaiser Permanente, Series 2009 A, 5.000% 04/01/13	4,080,000	4,096,418
Kaiser Permanente:
Series 2009 B-3, 0.240% 06/07/13	1,500,000	1,500,000
Series 2009 B-4, 0.260% 08/06/13	5,000,000	5,000,000
Series 2009 B-5, 0.240% 05/07/13	5,000,000	5,000,000
Los Angeles County Museum of Art,
Series 2008, LOC: Union Bank N.A. 0.100% 12/01/37 (03/06/13) (a)(b)	17,945,000	17,945,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of CA N.A. 0.140% 02/01/35 (03/07/13) (a)(b)	8,115,000	8,115,000
CA State
0.170% 03/05/13	13,800,000	13,800,000
Revenue Anticipation Notes:
Series 2012 A-1, 2.500% 05/30/13	2,500,000	2,513,339
Series 2012 A-2, 2.500% 06/20/13	13,675,000	13,762,206
CA West Covina Community Development Commission
Lakes Public Parking Project,
Series 1988, LOC: Wells Fargo Bank N.A. 0.080% 08/01/18 (03/06/13) (a)(b)	3,000,000	3,000,000
California Total		442,608,219

	Par ($)	Value ($)
Louisiana – 0.4%
LA Municipal Gas Authority
Putters,
Series 2006 1411Q, LOC: JPMorgan Chase Bank 0.170% 08/01/16 (03/01/13) (a)(b)	2,045,000	2,045,000
Louisiana Total		2,045,000
New Jersey – 2.6%
NJ Economic Development Authority
Keystone Project,
Series 2012, LOC: BNP Paribas 0.250% 03/15/13	13,000,000	13,000,000
New Jersey Total		13,000,000
Total Municipal Bonds (cost of $457,653,219)		457,653,219
Closed-End Investment Companies – 10.0%
California – 10.0%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010,
LIQ FAC: Deutsche Bank AG 0.230% 03/01/40 (03/07/13) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Performance Plus Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.190% 12/01/40 (03/07/13) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.190% 08/01/40 (03/07/13) (a)(b)(c)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

5

BofA California Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Closed-End Investment Companies (continued)
	Par ($)	Value ($)
CA Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.190% 08/01/40 (03/07/13) (a)(b)(c)	15,000,000	15,000,000
California Total		51,200,000
Total Closed-End Investment Companies (cost of $51,200,000)		51,200,000
Total Investments – 99.8% (cost of $508,853,219) (e)		508,853,219
Other Assets & Liabilities, Net – 0.2%		1,002,241
Net Assets – 100.0%		509,855,460

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $78,832,000 or 15.5% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(e)  Cost for federal income tax purposes is $508,853,219.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$457,653,219	$—	$457,653,219
Total Closed-End Investment Companies	—	51,200,000	—	51,200,000
Total Investments	$—	$508,853,219	$—	$508,853,219

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	89.8
Closed-End Investment Companies	10.0
99.8
Other Assets & Liabilities, Net	0.2
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement
TCRs	Transferable Custodial Receipts

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	508,853,219
	Cash	51,117
	Receivable for:
	Interest	1,282,803
	Expense reimbursement due from investment advisor	20,926
	Prepaid expenses	13,309
	Total Assets	510,221,374
Liabilities	Payable for:
	Investments purchased	216,792
	Distributions	2,060
	Investment advisory fee	45,543
	Administration fee	4,277
	Pricing and bookkeeping fees	11,815
	Transfer agent fee	10,063
	Trustees' fees	3,099
	Audit fee	29,294
	Legal fee	34,641
	Custody fee	2,949
	Chief compliance officer expenses	1,260
	Other liabilities	4,121
	Total Liabilities	365,914
	Net Assets	509,855,460
Net Assets Consist of	Paid-in capital	510,600,498
	Undistributed net investment income	25,212
	Accumulated net realized loss	(770,250)
	Net Assets	509,855,460

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$15,916,251
	Shares outstanding	15,930,034
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$99,415,161
	Shares outstanding	99,501,069
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$14,117,305
	Shares outstanding	14,129,533
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$609,965
	Shares outstanding	610,493
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,359,207
	Shares outstanding	4,363,055
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$11,126
	Shares outstanding	11,136
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$375,426,445
	Shares outstanding	375,739,791
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA California Tax-Exempt Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	499,719
Expenses	Investment advisory fee	370,474
	Administration fee	190,934
	Distribution fee:
	Daily Class Shares	27,252
	Investor Class Shares	2,126
	Service fee:
	Adviser Class Shares	35,802
	Daily Class Shares	19,465
	Investor Class Shares	5,316
	Liquidity Class Shares	4
	Shareholder administration fee:
	Institutional Class Shares	135
	Trust Class Shares	183,352
	Transfer agent fee	11,315
	Pricing and bookkeeping fees	61,367
	Trustees' fees	22,821
	Custody fee	8,135
	Legal fees	59,843
	Chief compliance officer expenses	3,825
	Other expenses	63,627
	Total Expenses	1,065,793
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(329,866)
	Fees waived by distributor:
	Adviser Class Shares	(33,082)
	Daily Class Shares	(45,619)
	Institutional Class Shares	(90)
	Investor Class Shares	(7,149)
	Liquidity Class Shares	(4)
	Trust Class Shares	(158,625)
	Expense reductions	(48)
	Net Expenses	491,310
	Net Investment Income	8,409
	Net realized gain on investments	2
	Net Increase Resulting from Operations	8,411

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations	Net investment income	8,409	27,159
	Net realized gain on investments	2	2,527
	Net increase resulting from operations	8,411	29,686
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(128)	(25,320)
	Capital Class Shares	(5,239)	(79,285)
	Daily Class Shares	(115)	(11,577)
	Institutional Class Shares	(7)	(28,963)
	Investor Class Shares	(31)	(2,937)
	Liquidity Class Shares	—	(1)
	Trust Class Shares	(2,863)	(192,187)
	Total distributions to shareholders	(8,383)	(340,270)
	Net Capital Stock Transactions	(8,960,844)	(195,378,152)
	Total decrease in net assets	(8,960,816)	(195,688,736)
Net Assets	Beginning of period	518,816,276	714,505,012
	End of period	509,855,460	518,816,276
	Undistributed net investment income at end of period	25,212	25,186

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,116	1,116	57,721	57,721
Distributions reinvested	6	6	15,569	15,569
Redemptions	(27,710,606)	(27,710,606)	(19,379,937)	(19,379,937)
Net decrease	(27,709,484)	(27,709,484)	(19,306,647)	(19,306,647)
Capital Class Shares
Subscriptions	216,615,293	216,615,293	222,598,992	222,598,992
Distributions reinvested	697	697	6,553	6,553
Redemptions	(193,161,040)	(193,161,040)	(263,810,459)	(263,810,459)
Net increase (decrease)	23,454,950	23,454,950	(41,204,914)	(41,204,914)
Daily Class Shares
Subscriptions	6	6	460,574	460,574
Redemptions	(2,970,483)	(2,970,484)	(18,933,195)	(18,933,195)
Net decrease	(2,970,477)	(2,970,478)	(18,472,621)	(18,472,621)
Institutional Class Shares
Subscriptions	—	—	29,282	29,282
Distributions reinvested	3	3	46	46
Redemptions	(76,563)	(76,563)	(109,860,589)	(109,860,589)
Net decrease	(76,560)	(76,560)	(109,831,261)	(109,831,261)
Investor Class Shares
Subscriptions	5,183,746	5,183,746	30,460,317	30,460,317
Distributions reinvested	7	7	1,847	1,847
Redemptions	(9,834,596)	(9,834,596)	(27,650,622)	(27,650,622)
Net increase (decrease)	(4,650,843)	(4,650,843)	2,811,542	2,811,542
Liquidity Class Shares
Subscriptions	10,000	10,000	—	—
Redemptions	—	—	(699,999)	(699,999)
Net increase (decrease)	10,000	10,000	(699,999)	(699,999)
Trust Class Shares
Subscriptions	348,723,403	348,723,403	641,315,221	641,315,221
Distributions reinvested	46	46	3,055	3,055
Redemptions	(345,741,878)	(345,741,878)	(649,992,528)	(649,992,528)
Net increase (decrease)	2,981,571	2,981,571	(8,674,252)	(8,674,252)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012	2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	—	(e)	0.0076	0.0217
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	—	(e)	(0.0076)	(0.0217)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.05%	0.03%		0.00	%(h)	0.76%	2.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.21	%(k)	0.23%	0.32%		0.35%		0.48%	0.45%
Waiver/Reimbursement	0.36	%(k)	0.34%	0.23%		0.18%		0.06%	0.05%
Net investment income (j)	—	%(h)(k)	—	—	%(h)	—	%(h)	0.88%	2.09%
Net assets, end of period (000s)	$15,916		$43,603	$62,936		$217,843		$309,195	$674,000

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	0.001	0.0014	0.0100	0.0242
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0014)	(0.0100)	(0.0242)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.01	%(g)	0.08%	0.14%	0.14%	1.00%	2.45%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.18	%(i)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.14	%(i)	0.12%	0.10%	0.08%	0.05%	0.05%
Net investment income (h)	0.01	%(i)	0.03%	0.11%	0.14%	1.13%	2.37%
Net assets, end of period (000s)	$99,415		$75,981	$117,232	$193,989	$366,450	$857,425

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2013		2012	2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	—	0.0054	0.0182
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	—	(0.0054)	(0.0182)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.05%	0.03%		0.00%	0.54%	1.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.23%	0.32%		0.35%	0.73%	0.80%
Waiver/Reimbursement	0.72	%(j)	0.69%	0.58%		0.53%	0.16%	0.05%
Net investment income (i)	—	%(h)(j)	—	—	%(h)	—	0.62%	1.76%
Net assets, end of period (000s)	$14,117		$17,086	$35,567		$273,194	$1,045,609	$1,772,303

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001	0.0010	0.0096	0.0238
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)		(0.001)	(0.0010)	(0.0096)	(0.0238)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.05%		0.11%	0.10%	0.96%	2.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.22%		0.23%	0.24%	0.28%	0.24%
Waiver/Reimbursement	0.16	%(j)	0.13%		0.11%	0.08%	0.05%	0.05%
Net investment income (i)	—	%(h)(j)	—	%(h)	0.08%	0.10%	1.04%	2.28%
Net assets, end of period (000s)	$610		$686		$110,499	$265,338	$447,721	$942,240

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2013		2012	2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	—	0.0068	0.0207
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	—	(0.0068)	(0.0207)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.05%	0.03%		0.00%	0.68%	2.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.22%	0.30%		0.35%	0.56%	0.55%
Waiver/Reimbursement	0.47	%(j)	0.44%	0.35%		0.28%	0.08%	0.05%
Net investment income (i)	—	%(h)(j)	—	—	%(h)	—	0.77%	2.08%
Net assets, end of period (000s)	$4,359		$9,007	$6,201		$5,178	$188,904	$262,145

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012	2011 (a)		2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	—	(d)	0.0002	0.0085		0.0227
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	(0.0002)	(0.0085)		(0.0227)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.04%	0.03%		0.01%	0.85	%(i)	2.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.18	%(k)	0.21%	0.28%		0.33%	0.39%		0.35%
Waiver/Reimbursement	0.38	%(k)	0.35%	0.27%		0.20%	0.15%		0.15%
Net investment income (j)	—	%(h)(k)	—	—	%(h)	0.02%	1.79	%(i)	2.41%
Net assets, end of period (000s)	$11		$1	$701		$1	$478		$33,242

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001	0.0005	0.0090	0.0232
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)	(0.0005)	(0.0090)	(0.0232)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.05%		0.06%	0.05%	0.90%	2.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.22%		0.28%	0.30%	0.34%	0.30%
Waiver/Reimbursement	0.22	%(j)	0.19%		0.12%	0.08%	0.05%	0.05%
Net investment income (i)	—	%(h)(j)	—	%(h)	0.02%	0.05%	0.96%	2.23%
Net assets, end of period (000s)	$375,426		$372,451		$381,369	$311,692	$585,899	$761,991

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA California Tax-Exempt Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class, and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

19

BofA California Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from
Tax-Exempt Income	$337,696
Ordinary Income*	2,574

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if

20

BofA California Tax-Exempt Reserves, February 28, 2013 (Unaudited)

any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2018	$770,252

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition,

21

BofA California Tax-Exempt Reserves, February 28, 2013 (Unaudited)

the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

22

BofA California Tax-Exempt Reserves, February 28, 2013 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2015	2014	2013	recovery	ended 02/28/2013
$674,674	$898,418	$1,486,821	$3,059,913	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $48 for the Fund.

23

BofA California Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

24

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

25

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA California Tax-Exempt Reserves, the Board received information showing that the Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of

26

scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

27

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA California Tax-Exempt Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CATE-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	27
Board Consideration and Re-Approval of Investment Advisory Agreement	34
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Institutional Capital Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.60	1.19	1.20	0.24
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

February 28, 2013 (Unaudited)

Asset-Backed Commercial Paper – 25.1%

	Par ($)	Value ($)
Chariot Funding LLC
0.270% 07/23/13 (a)(b)	18,330,000	18,310,204
0.270% 07/30/13 (a)(b)	16,740,000	16,721,042
0.270% 08/08/13 (a)(b)	31,595,000	31,557,086
0.300% 05/16/13 (a)(b)	22,756,000	22,741,588
0.300% 07/02/13 (a)(b)	18,290,000	18,271,253
0.300% 07/10/13 (a)(b)	17,600,000	17,580,787
0.320% 05/08/13 (a)(b)	16,600,000	16,589,966
0.320% 05/09/13 (a)(b)	27,630,000	27,613,054
0.320% 05/13/13 (a)(b)	18,940,000	18,927,710
0.320% 05/20/13 (a)(b)	17,808,000	17,795,336
0.320% 05/28/13 (a)(b)	20,025,000	20,009,336
0.320% 05/29/13 (a)(b)	20,490,000	20,473,790
0.320% 06/04/13 (a)(b)	25,432,000	25,410,524
0.320% 06/17/13 (a)(b)	4,090,000	4,086,074
0.320% 06/18/13 (a)(b)	46,750,000	46,704,704
0.320% 06/19/13 (a)(b)	16,387,000	16,370,977
0.320% 06/25/13 (a)(b)	17,590,000	17,571,863
FCAR Owner Trust
0.270% 05/09/13 (a)	13,795,000	13,787,861
0.270% 05/14/13 (a)	97,645,000	97,590,807
0.290% 04/01/13 (a)	9,015,000	9,012,749
0.300% 08/09/13 (a)	27,920,000	27,882,541
0.330% 07/02/13 (a)	48,285,000	48,230,559
0.350% 04/01/13 (a)	82,615,000	82,590,101
Gemini Securitization Corp. LLC
0.260% 04/10/13 (a)(b)	63,865,000	63,846,550
0.270% 04/10/13 (a)(b)	10,766,000	10,762,770
0.280% 03/04/13 (a)(b)	6,256,000	6,255,854
0.280% 03/05/13 (a)(b)	36,767,000	36,765,856
0.280% 03/11/13 (a)(b)	7,325,000	7,324,430
0.280% 03/27/13 (a)(b)	20,095,000	20,090,936
Gotham Funding Corp.
0.250% 03/05/13 (a)(b)	19,993,000	19,992,445
Jupiter Securitization Co. LLC
0.270% 07/23/13 (a)(b)	18,330,000	18,310,204
0.270% 08/08/13 (a)(b)	29,820,000	29,784,216
0.280% 04/19/13 (a)(b)	17,808,000	17,801,213
0.300% 07/02/13 (a)(b)	18,095,000	18,076,453
0.300% 07/09/13 (a)(b)	41,530,000	41,485,009
0.300% 07/10/13 (a)(b)	17,600,000	17,580,787
0.320% 05/09/13 (a)(b)	59,210,000	59,173,684
0.320% 05/13/13 (a)(b)	18,940,000	18,927,710
0.320% 05/20/13 (a)(b)	17,808,000	17,795,336
0.320% 05/29/13 (a)(b)	20,120,000	20,104,083
0.320% 06/19/13 (a)(b)	44,380,000	44,336,606
Kells Funding LLC
0.300% 07/23/13 (a)(b)	20,220,000	20,195,736

	Par ($)	Value ($)
0.320% 08/13/13 (a)(b)	31,335,000	31,289,042
0.330% 05/14/13 (a)(b)	37,000,000	36,974,902
0.342% 03/19/13 (b)(c)	33,820,000	33,819,837
0.360% 04/26/13 (a)(b)	31,780,000	31,762,203
0.390% 04/16/13 (a)(b)	105,655,000	105,602,348
0.400% 04/09/13 (a)(b)	40,000,000	39,982,667
0.410% 04/04/13 (a)(b)	13,560,000	13,554,749
0.410% 04/04/13 (a)(b)	31,130,000	31,117,946
0.480% 03/01/13 (b)	18,000,000	18,000,000
0.510% 03/08/13 (a)(b)	102,430,000	102,419,842
Liberty Street Funding LLC
0.240% 03/20/13 (a)(b)	8,925,000	8,923,869
Manhattan Asset Funding Co. LLC
0.240% 03/08/13 (a)(b)	10,305,000	10,304,519
MetLife Short Term Funding LLC
0.300% 04/22/13 (a)(b)	51,750,000	51,727,575
0.320% 04/15/13 (a)(b)	9,085,000	9,081,366
0.320% 04/16/13 (a)(b)	8,025,000	8,021,719
0.350% 03/25/13 (a)(b)	98,500,000	98,477,017
0.350% 04/01/13 (a)(b)	72,004,000	71,982,299
0.360% 03/11/13 (a)(b)	76,390,000	76,382,361
0.360% 03/18/13 (a)(b)	50,600,000	50,591,398
Old Line Funding LLC
0.290% 06/20/13 (a)(b)	18,095,000	18,078,820
0.300% 05/20/13 (a)(b)	57,872,000	57,833,419
0.300% 05/21/13 (a)(b)	32,557,000	32,535,024
0.320% 03/07/13 (a)(b)	22,423,000	22,421,804
0.320% 03/15/13 (a)(b)	28,690,000	28,686,430
Royal Park Investments Funding Corp.
0.350% 05/08/13 (a)(b)	16,960,000	16,948,788
0.350% 05/30/13 (a)(b)	22,260,000	22,240,522
0.350% 06/04/13 (a)(b)	26,110,000	26,085,884
0.400% 04/26/13 (a)(b)	36,225,000	36,202,460
0.400% 05/03/13 (a)(b)	59,590,000	59,548,286
0.450% 03/05/13 (a)(b)	9,506,000	9,505,525
0.450% 04/09/13 (a)(b)	86,020,000	85,978,066
0.450% 04/10/13 (a)(b)	45,250,000	45,227,375
0.450% 04/12/13 (a)(b)	51,655,000	51,627,881
Total Asset-Backed Commercial Paper (cost of $2,467,375,733)		2,467,375,733

Certificates of Deposit – 18.1%

Bank of Montreal
0.300% 06/05/13	50,723,000	50,723,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.480% 03/15/13	33,110,000	33,112,698
See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

February 28, 2013 (Unaudited)

Certificates of Deposit (continued)

	Par ($)	Value ($)
Barclays Bank PLC
0.240% 05/13/13	48,420,000	48,420,000
Credit Industrial et Commercial/NY
0.265% 05/14/13	66,000,000	66,000,000
0.300% 04/09/13	44,000,000	44,000,000
0.310% 04/15/13	75,000,000	75,000,000
0.320% 04/08/13	25,700,000	25,700,000
0.400% 04/01/13	93,930,000	93,930,000
Deutsche Bank AG/NY
0.250% 05/21/13	99,300,000	99,300,000
HSBC Bank PLC
0.300% 04/02/13	44,000,000	44,000,000
Nordea Bank Finland/NY
0.270% 07/22/13	90,400,000	90,400,000
0.300% 06/17/13	12,000,000	12,000,000
0.310% 03/21/13	60,000,000	60,000,333
Skandinaviska Enskilda Banken/NY
0.300% 03/21/13	104,420,000	104,420,000
0.300% 04/01/13	77,200,000	77,200,000
0.300% 04/08/13	16,000,000	16,000,000
0.310% 04/01/13	107,500,000	107,500,922
Sumitomo Mitsui Banking Corp./NY
0.250% 04/10/13	125,000,000	125,000,000
0.250% 04/11/13	76,900,000	76,900,000
0.260% 04/02/13	105,500,000	105,500,000
Svenska Handelsbanken/NY
0.255% 07/12/13	11,000,000	11,000,202
0.275% 08/27/13	248,300,000	248,306,161
0.285% 07/09/13	71,875,000	71,876,295
UBS AG/Stamford
0.240% 06/04/13	90,870,000	90,869,993
Total Certificates of Deposit (cost of $1,777,159,604)		1,777,159,604
Commercial Paper – 15.5%
ABN Amro Funding USA LCC
0.270% 04/15/13 (a)(b)	55,000,000	54,981,437
ASB Finance Ltd.
0.285% 06/21/13 (a)(b)	29,375,000	29,348,954
0.300% 05/24/13 (a)(b)	41,885,000	41,855,681
BNZ International Funding Ltd.
0.260% 08/08/13 (a)(b)	58,675,000	58,607,198
0.300% 05/16/13 (a)(b)	37,033,000	37,009,546
BPCE SA
0.260% 03/01/13 (b)	44,450,000	44,450,000

	Par ($)	Value ($)
DnB Norbank ASA
0.270% 03/13/13 (a)(b)	4,758,000	4,757,572
Erste Abwicklungsanstalt
0.280% 08/02/13 (a)(b)	5,000,000	4,994,011
0.310% 07/29/13 (a)(b)	24,110,000	24,078,858
0.310% 08/02/13 (a)(b)	2,360,000	2,356,870
0.330% 07/10/13 (a)(b)	16,085,000	16,065,685
0.340% 07/11/13 (a)(b)	30,850,000	30,811,540
0.360% 04/30/13 (a)(b)	6,190,000	6,186,286
0.410% 05/21/13 (a)(b)	19,958,000	19,939,589
0.420% 06/12/13 (a)(b)	17,905,000	17,883,484
0.420% 06/21/13 (a)(b)	41,260,000	41,206,087
0.430% 03/08/13 (a)(b)	42,225,000	42,221,470
0.440% 03/27/13 (a)(b)	20,730,000	20,723,412
0.440% 03/28/13 (a)(b)	20,730,000	20,723,159
0.440% 04/08/13 (a)(b)	44,750,000	44,729,216
0.440% 04/16/13 (a)(b)	41,780,000	41,756,510
0.450% 04/22/13 (a)(b)	44,470,000	44,441,094
General Electric Capital Corp.
0.330% 03/05/13 (a)	94,000,000	93,996,553
0.330% 03/15/13 (a)	92,090,000	92,078,182
0.340% 03/27/13 (a)	92,900,000	92,877,188
HSBC Americas, Inc.
0.230% 05/14/13 (a)	40,000,000	39,981,089
0.240% 05/17/13 (a)	38,375,000	38,355,301
Nordea North America, Inc.
0.300% 05/08/13 (a)	28,800,000	28,783,680
Skandinaviska Enskilda Banken AB
0.320% 03/15/13 (a)(b)	7,923,000	7,922,015
Svenska Handelsbanken, Inc.
0.270% 07/29/13 (a)(b)	28,495,000	28,462,943
0.270% 08/12/13 (a)(b)	19,185,000	19,161,402
0.280% 07/26/13 (a)(b)	24,310,000	24,282,206
0.350% 03/04/13 (a)(b)	50,000,000	49,998,542
Swedbank
0.250% 05/10/13 (a)	50,000,000	49,975,694
0.250% 05/13/13 (a)	130,740,000	130,673,722
Toyota Motor Credit Corp.
0.270% 03/13/13 (a)	30,000,000	29,997,300
0.280% 03/19/13 (a)	78,000,000	77,989,080
UBS Finance Delaware LLC
0.220% 05/28/13 (a)	26,000,000	25,986,018
Westpac Securities NZ Ltd.
0.300% 06/05/13 (a)(b)	44,770,000	44,734,184
Total Commercial Paper (cost of $1,524,382,758)		1,524,382,758

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

February 28, 2013 (Unaudited)

Time Deposits – 7.3%

	Par ($)	Value ($)
Canadian Imperial Bank of Commerce/NY
0.140% 03/01/13	100,000,000	100,000,000
Citibank N.A.
0.160% 03/01/13	400,000,000	400,000,000
Northern Trust Co.
0.040% 03/01/13	214,401,000	214,401,000
Total Time Deposits (cost of $714,401,000)		714,401,000

Municipal Bonds (d)(e) – 7.0%

California – 0.8%
CA Metropolitan Water District of Southern California
Series 2000 B-4,
SPA: Wells Fargo Bank N.A. 0.090% 07/01/35 (03/06/13)	20,300,000	20,300,000
Series 2008 A-2,
SPA: Barclays Bank PLC 0.090% 07/01/37 (03/07/13)	59,180,000	59,180,000
California Total		79,480,000
Colorado – 0.7%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.190% 10/01/33 (03/06/13)	9,805,000	9,805,000
Series 2003 A-2, SPA: FHLB 0.190% 10/01/33 (03/06/13)	6,800,000	6,800,000
Series 2004 A1, SPA: FHLB 0.160% 10/01/34 (03/06/13)	17,840,000	17,840,000
Series 2008 A1, SPA: FHLB 0.160% 04/01/29 (03/06/13)	14,345,000	14,345,000
Series 2008 C1, SPA: FHLB 0.160% 10/01/38 (03/06/13)	7,945,000	7,945,000
Series 2005 B-1,
SPA: FHLB 0.160% 04/01/40 (03/06/13)	5,745,000	5,745,000

	Par ($)	Value ($)
Series 2006 CL1,
SPA: FHLB 0.190% 11/01/36 (03/06/13)	735,000	735,000
Single Family,
Series 2002 A-1, SPA: FHLB 0.210% 11/01/13 (03/06/13)	1,410,000	1,410,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.400% 12/01/29 (03/07/13)	1,600,000	1,600,000
Colorado Total		66,225,000
Connecticut – 0.1%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB 0.160% 11/15/38 (03/07/13)	11,325,000	11,325,000
Connecticut Total		11,325,000
Florida – 0.2%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.180% 07/01/37 (03/07/13)	19,500,000	19,500,000
Florida Total		19,500,000
Illinois – 1.2%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co. 0.190% 12/01/38 (03/06/13)	7,500,000	7,500,000
IL Chicago
Series 2007 E,
LOC: Barclays Bank PLC 0.110% 01/01/42 (03/01/13)	92,700,000	92,700,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
Series 2007 G,
LOC: Barclays Bank PLC 0.110% 01/01/42 (03/01/13)	20,000,000	20,000,000
Illinois Total		120,200,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.130% 07/01/34 (03/07/13)	6,795,000	6,795,000
Series 2007 G,
SPA: FHLB 0.150% 01/01/38 (03/07/13)	1,750,000	1,750,000
Series 2009 G,
SPA: FHLB 0.150% 01/01/39 (03/07/13)	1,510,000	1,510,000
Iowa Total		10,055,000
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.240% 01/01/26 (03/07/13)	2,700,000	2,700,000
Maryland Total		2,700,000
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.170% 10/01/22 (03/07/13)	6,290,000	6,290,000
Massachusetts Total		6,290,000
Minnesota – 0.2%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.200% 07/01/48 (03/07/13)	735,000	735,000

	Par ($)	Value ($)
MN Montrose
Lyman Lumber Co.,
Series 2001, LOC: U.S. Bank N.A. 0.140% 05/01/26 (03/07/13)	1,245,000	1,245,000
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.180% 12/01/43 (03/07/13)	22,395,000	22,395,000
Minnesota Total		24,375,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.160% 06/01/41 (03/06/13)	11,635,000	11,635,000
New Hampshire Total		11,635,000
New Jersey – 0.5%
NJ RBC Municipal Products, Inc. Trust
Series 2012,
LOC: Royal Bank of Canada 0.320% 01/01/18 (03/07/13) (b)	44,570,000	44,570,000
New Jersey Total		44,570,000
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.170% 12/15/26 (03/07/13)	7,000,000	7,000,000
New Mexico Total		7,000,000
New York – 0.3%
NY Housing Finance Agency
Broadway,
Series 2011 B, LOC: Wells Fargo Bank N.A. 0.160% 05/01/44 (03/06/13)	5,485,000	5,485,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
NY New York City Housing Development Corp.
Verde Apartments,
Series 2010 A, LOC: JPMorgan Chase Bank 0.220% 01/01/16 (03/07/13)	5,300,000	5,300,000
NY New York City
Series 2011 D-3,
LOC: Bank of New York 0.090% 10/01/39 (03/01/13)	16,715,000	16,715,000
New York Total		27,500,000
North Carolina – 0.1%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.230% 10/01/34 (03/07/13)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.6%
OR Housing & Community Services Department
Mortgage Revenue,
Series 2004 L, AMT, SPA: State Street Bank & Trust Co. 0.110% 07/01/35 (03/06/13)	10,500,000	10,500,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.160% 07/01/36 (03/07/13)	5,000,000	5,000,000
Single Family:
Series 2004 C, AMT, SPA: State Street Bank & Trust Co. 0.110% 07/01/34 (03/06/13)	15,000,000	15,000,000
Series 2005 C, AMT, SPA: State Street Bank & Trust Co. 0.130% 07/01/35 (03/06/13)	10,500,000	10,500,000
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.110% 07/01/37 (03/07/13)	20,000,000	20,000,000
Oregon Total		61,000,000

	Par ($)	Value ($)
Tennessee – 0.3%
TN Sullivan County Health, Educational & Housing Facilities Board
Wellmont Health System,
Series 2005, LOC: JPMorgan Chase Bank 0.110% 09/01/32 (03/07/13)	27,410,000	27,410,000
Tennessee Total		27,410,000
Texas – 1.2%
TX State
Small Business,
Series 2005 B, SPA: National Australia Bank 0.170% 06/01/45 (03/07/13)	3,025,000	3,025,000
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.170% 12/01/24 (03/06/13)	7,700,000	7,700,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.170% 12/01/29 (03/06/13)	5,000,000	5,000,000
Series 2004, SPA: JPMorgan Chase Bank 0.170% 06/01/20 (03/06/13)	3,750,000	3,750,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.230% 12/01/26 (03/06/13)	8,390,000	8,390,000
Series 2009, SPA: JPMorgan Chase & Co. 0.170% 06/01/31 (03/06/13)	9,040,000	9,040,000
Series 2010 B, SPA: Sumitomo Mitsui Banking 0.190% 12/01/31 (03/06/13)	11,525,000	11,525,000
Veterans Land:
Series 2004, SPA: State Street Bank & Trust Co. 0.140% 12/01/24 (03/05/13)	2,085,000	2,085,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (d)(e) (continued)

	Par ($)	Value ($)
Series 2011 A, SPA: JPMorgan Chase Bank 0.110% 06/01/41 (03/06/13)	66,235,000	66,235,000
Texas Total		116,750,000
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008, LOC: TD Bank N.A.
0.100% 09/01/38 (03/06/13)	19,505,000	19,505,000
Vermont Total		19,505,000
Washington – 0.0%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs, Series 1999 B, LOC: Wells Fargo Bank N.A. 0.190% 01/01/30 (03/07/13)	2,485,000	2,485,000
Washington Total		2,485,000
Wisconsin – 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.110% 08/15/36 (03/06/13)	24,705,000	24,705,000
Wisconsin Total		24,705,000
Total Municipal Bonds (cost of $688,060,000)		688,060,000

Government & Agency Obligations – 2.5%

U.S. Government Agencies – 2.5%
Federal Farm Credit Bank
0.250% 10/20/14 (04/20/13) (c)(e)	42,197,000	42,197,000
Federal Home Loan Bank
0.300% 11/22/13	4,855,000	4,858,788
0.300% 11/25/13	3,370,000	3,372,659
0.300% 12/06/13	10,680,000	10,688,787
4.875% 11/27/13	9,700,000	10,036,511

	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
0.375% 11/27/13 (f)	6,215,000	6,223,397
0.440% 11/18/13 (03/01/13) (c)(e)	84,735,000	84,722,713
Federal National Mortgage Association
0.181% 06/20/14 (03/20/13) (c)(e)	50,695,000	50,681,627
0.370% 01/27/14 (03/01/13) (c)(e)	15,000,000	14,998,613
0.380% 10/17/13 (03/01/13) (c)(e)	21,000,000	20,997,311
U.S. Government Agencies Total		248,777,406
Total Government & Agency Obligations (cost of $248,777,406)		248,777,406

Corporate Bonds – 1.0%

ANZ National International Ltd.
6.200% 07/19/13 (b)	4,640,000	4,745,635
Credit Suisse/New York NY
5.000% 05/15/13	38,514,000	38,878,672
General Electric Capital Corp.
0.801% 10/25/13 (04/25/13) (c)(e)	15,000,000	15,053,265
Shell International Finance BV
1.875% 03/25/13	34,360,000	34,395,764
Westpac Banking Corp.
2.100% 08/02/13	4,035,000	4,065,975
Total Corporate Bonds (cost of $97,139,311)		97,139,311

Repurchase Agreements – 23.5%

Repurchase agreement with ABN Amro, Inc., dated 02/28/13, due 03/01/13 at 0.340%, collateralized by common stocks and U.S. Government Agency obligations with various maturities to 12/01/42, market value $85,522,635 (repurchase proceeds $79,240,748)	79,240,000	79,240,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 02/22/13, at 0.250%, collateralized by corporate bonds with various maturities to 12/15/21, market value $40,687,500 (g)	38,750,000	38,750,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/13, due 04/01/13 at 0.390%, collateralized by common stocks, market value $126,976,742 (repurchase proceeds $118,901,205)	118,860,000	118,860,000
Repurchase agreement with Credit Suisse First Boston, dated 01/22/13, due 04/29/13 at 0.400%, collateralized by common stocks, market value $46,321,138 (repurchase proceeds $43,146,451)	43,100,000	43,100,000
Repurchase agreement with Credit Suisse First Boston, dated 01/24/13, due 05/01/13 at 0.400%, collateralized by common stocks, market value $46,004,660 (repurchase proceeds $42,695,966)	42,650,000	42,650,000
Repurchase agreement with Credit Suisse First Boston, dated 02/04/13, due 05/10/13 at 0.400%, collateralized by common stocks, market value $43,412,113 (repurchase proceeds $40,262,454)	40,220,000	40,220,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/13, due 03/01/13 at 0.260%, collateralized by corporate bonds with various maturities to 04/27/22, market value $63,652,876 (repurchase proceeds $60,620,438)	60,620,000	60,620,000

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 02/28/13, due 03/01/13 at 0.310%, collateralized by common stocks, market value $136,466,332 (repurchase proceeds $126,781,092)	126,780,000	126,780,000
Repurchase agreement with Deutsche Bank Securities, dated 02/22/13, due 03/01/13 at 0.370%, collateralized by common stocks, preferred stocks and convertible bonds with various maturities to 12/06/29, market value $89,931,477 (repurchase proceeds $81,845,888)	81,840,000	81,840,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/13, due 03/01/13 at 0.360%, collateralized by common stocks and preferred stocks, market value $150,545,510 (repurchase proceeds $138,666,387)	138,665,000	138,665,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.220%, collateralized by a U.S. Government Agency obligation maturing 09/01/41, market value $60,180,864 (repurchase proceeds $59,000,361)	59,000,000	59,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.260%, collateralized by corporate bonds with various maturities to 07/15/22, market value $49,192,765 (repurchase proceeds $46,850,338)	46,850,000	46,850,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 02/05/13, due 05/10/13 at 0.370%, collateralized by corporate bonds with various maturities to 12/15/22, market value $21,098,871 (repurchase proceeds $20,109,409	20,090,000	20,090,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/13, due 04/15/13 at 0.560%, collateralized by corporate bonds with various maturities to 11/15/40, market value $76,878,256 (repurchase proceeds $69,960,024)	69,910,000	69,910,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/13, due 03/01/13 at 0.310%, collateralized by corporate bonds with various maturities to 01/11/23, market value $130,698,914 (repurchase proceeds $124,476,072)	124,475,000	124,475,000
Repurchase agreement with J.P. Morgan Securities, dated 12/28/12, due 03/28/13 at 0.400%, collateralized by corporate bonds with various maturities to 07/15/19, market value $22,290,884 (repurchase proceeds $21,246,225)	21,225,000	21,225,000

	Par ($)	Value ($)
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/13, at 0.270%, collateralized by corporate bonds, U.S. Treasury and U.S. Government Agency obligations with various maturities to 11/01/41, market value $405,944,203 (g)	393,390,000	393,390,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 11/15/20, market value $321,300,039 (repurchase proceeds $315,001,750)	315,000,000	315,000,000
Repurchase agreement with RBC Capital Markets, dated 02/27/13, due 03/06/13 at 0.210%, collateralized by corporate bonds and certificates of deposit with various maturities to 01/31/23, market value $332,865,400 (repurchase proceeds $321,153,113)	321,140,000	321,140,000
Repurchase agreement with RBC Capital Markets, dated 12/26/12, due 03/26/13 at 0.310%, collateralized by corporate bonds with various maturities to 01/15/23, market value $57,540,001 (repurchase proceeds $54,842,469)	54,800,000	54,800,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 02/26/13, due 03/05/13 at 0.290%, collateralized by corporate bonds with various maturities to 02/01/23, market value $57,534,751 (repurchase proceeds $54,798,090)	54,795,000	54,795,000
Repurchase agreement with Wells Fargo, dated 02/28/13, due 03/07/13 at 0.290%, collateralized by corporate bonds and a U.S. Government Agency obligation with various maturities to 02/01/23, market value $56,857,734 (repurchase proceeds $54,178,055)	54,175,000	54,175,000
Total Repurchase Agreements (cost of $2,305,575,000)		2,305,575,000
Total Investments – 100.0% (cost of $9,822,870,812) (h)		9,822,870,812
Other Assets & Liabilities, Net – 0.0%		98,896
Net Assets – 100.0%		9,822,969,708

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $3,061,285,701 or 31.2% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2013.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(e)  Parenthetical date represents the effective maturity date for the security.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Open repurchase agreement with no specific maturity date.

(h)  Cost for federal income tax purposes is $9,822,870,812.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Asset-Backed Commercial Paper	$—	$2,467,375,733	$—	$2,467,375,733
Total Certificates of Deposit	—	1,777,159,604	—	1,777,159,604
Total Commercial Paper	—	1,524,382,758	—	1,524,382,758
Total Time Deposits	—	714,401,000	—	714,401,000
Total Municipal Bonds	—	688,060,000	—	688,060,000
Total Government & Agency Obligations	—	248,777,406	—	248,777,406
Total Corporate Bonds	—	97,139,311	—	97,139,311
Total Repurchase Agreements	—	2,305,575,000	—	2,305,575,000
Total Investments	$—	$9,822,870,812	$—	$9,822,870,812

  The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Asset-Backed Commercial Paper	25.1
Certificates of Deposit	18.1
Commercial Paper	15.5
Time Deposits	7.3
Municipal Bonds	7.0
Government & Agency Obligations	2.5
Corporate Bonds	1.0
76.5
Repurchase Agreements	23.5
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Cash Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,517,295,812
	Repurchase agreements, at amortized cost approximating value	2,305,575,000
	Total investments, at value	9,822,870,812
	Cash	934
	Receivable for:
	Fund shares sold	42,691
	Interest	2,285,727
	Expense reimbursement due from investment advisor	58,521
	Trustees' deferred compensation plan	93,936
	Prepaid expenses	283,507
	Other assets	185,017
	Total Assets	9,825,821,145
Liabilities	Payable for:
	Fund shares repurchased	124,583
	Distributions	220,022
	Investment advisory fee	1,162,268
	Administration fee	298,271
	Pricing and bookkeeping fees	20,519
	Transfer agent fee	125,444
	Trustees' fees	8,394
	Custody fee	43,350
	Reports to shareholders	451,468
	Distribution and service fees	183,092
	Shareholder administration fee	84,697
	Chief compliance officer expenses	3,818
	Trustees' deferred compensation plan	93,936
	Other liabilities	31,575
	Total Liabilities	2,851,437
	Net Assets	9,822,969,708
Net Assets Consist of	Paid-in capital	9,820,610,506
	Undistributed net investment income	4,719,404
	Accumulated net realized loss	(2,360,202)
	Net Assets	9,822,969,708

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$1,621,869,180
	Shares outstanding	1,621,794,627
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$5,645,920,805
	Shares outstanding	5,645,639,753
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$926,978,729
	Shares outstanding	926,933,825
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$207,764,879
	Shares outstanding	207,754,862
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$514,874,473
	Shares outstanding	514,847,286
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$21,369,956
	Shares outstanding	21,368,958
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$25,530,465
	Shares outstanding	25,529,228
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$35,394,233
	Shares outstanding	35,392,596
	Net asset value per share	$1.00
Marsico Shares	Net assets	$8,260,989
	Shares outstanding	8,260,587
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$815,005,999
	Shares outstanding	814,966,759
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Cash Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	17,012,487
Expenses	Investment advisory fee	7,832,953
	Administration fee	5,151,969
	Distribution fee:
	Daily Class Shares	1,732,666
	Investor Class Shares	11,366
	Investor II Class Shares	13,581
	Service fee:
	Adviser Class Shares	2,113,281
	Daily Class Shares	1,237,619
	Investor Class Shares	28,415
	Investor II Class Shares	33,953
	Liquidity Class Shares	48,990
	Marsico Shares	10,670
	Shareholder administration fee:
	Institutional Class Shares	142,729
	Investor II Class Shares	13,582
	Marsico Shares	4,268
	Trust Class Shares	378,896
	Transfer agent fee	257,554
	Pricing and bookkeeping fees	87,197
	Trustees' fees	70,463
	Custody fee	108,042
	Chief compliance officer expenses	11,929
	Other expenses	614,769
	Total Expenses	19,904,892
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,688,299)
	Fees waived by distributor:
	Adviser Class Shares	(1,053,258)
	Daily Class Shares	(2,346,881)
	Institutional Class Shares	(770)
	Investor Class Shares	(25,435)
	Investor II Class Shares	(44,014)
	Liquidity Class Shares	(24,158)
	Marsico Shares	(9,574)
	Trust Class Shares	(6,176)
	Expense reductions	(71)
	Net Expenses	12,706,256
	Net Investment Income	4,306,231
	Net realized gain on investments	5,550
	Net Increase Resulting from Operations	4,311,781

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations	Net investment income	4,306,231	10,619,734
	Net realized gain on investments	5,550	177,384
	Net increase resulting from operations	4,311,781	10,797,118
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(3,764,716)	(8,643,460)
	Class Z Shares (1)	—	(25,697)
	Institutional Capital Shares (1)	(135,206)	(500,360)
	Institutional Class Shares	(306,442)	(979,356)
	Liquidity Class Shares	(25)	(26,918)
	Trust Class Shares	(99,842)	(443,943)
	Total distributions to shareholders	(4,306,231)	(10,619,734)
	Net Capital Stock Transactions	(1,572,079,050)	814,818,901
	Total increase (decrease) in net assets	(1,572,073,500)	814,996,285
Net Assets	Beginning of period	11,395,043,208	10,580,046,923
	End of period	9,822,969,708	11,395,043,208
	Undistributed net investment income at end of period	4,719,404	4,719,404

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	5,774,392,688	5,774,392,688	11,053,991,674	11,053,991,674
Redemptions	(5,894,067,050)	(5,894,067,050)	(11,276,600,292)	(11,276,600,292)
Net decrease	(119,674,362)	(119,674,362)	(222,608,618)	(222,608,618)
Capital Class Shares
Subscriptions	10,722,771,484	10,722,771,485	31,086,349,045	31,086,349,044
Distributions reinvested	1,869,051	1,869,051	4,362,955	4,362,955
Redemptions	(11,641,806,426)	(11,641,806,426)	(29,166,228,157)	(29,166,228,157)
Net increase (decrease)	(917,165,891)	(917,165,890)	1,924,483,843	1,924,483,842
Class B Shares (1)
Conversion	—	—	(4,863,266)	(4,863,266)
Redemptions	—	—	(194,762)	(194,762)
Net decrease	—	—	(5,058,028)	(5,058,028)
Class C Shares (1)
Conversion	—	—	(3,911,796)	(3,911,796)
Redemptions	—	—	(188,430)	(188,430)
Net decrease	—	—	(4,100,226)	(4,100,226)
Class Z Shares (1)
Subscriptions	—	—	2,442,512	2,442,512
Conversion	—	—	(348,148,494)	(348,148,494)
Redemptions	—	—	(7,986,933)	(7,986,933)
Net decrease	—	—	(353,692,915)	(353,692,915)
Daily Class Shares
Subscriptions	10,410,360	10,410,360	52,652,563	52,652,563
Redemptions	(157,515,998)	(157,515,998)	(651,304,111)	(651,304,111)
Net decrease	(147,105,638)	(147,105,638)	(598,651,548)	(598,651,548)
Institutional Capital Shares (1)
Subscriptions	30,142,389	30,142,389	122,918,421	122,918,421
Conversion	—	—	348,148,494	348,148,494
Distributions reinvested	127,122	127,122	423,491	423,491
Redemptions	(48,639,635)	(48,639,635)	(245,365,420)	(245,365,420)
Net increase (decrease)	(18,370,124)	(18,370,124)	226,124,986	226,124,986
Institutional Class Shares
Subscriptions	1,119,797,095	1,119,797,095	3,122,833,429	3,122,833,428
Distributions reinvested	287,238	287,238	874,317	874,317
Redemptions	(1,481,282,849)	(1,481,282,849)	(3,245,016,087)	(3,245,016,087)
Net decrease	(361,198,516)	(361,198,516)	(121,308,341)	(121,308,342)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Investor Class Shares
Subscriptions	6,041,614	6,041,614	10,535,251	10,535,251
Redemptions	(8,923,054)	(8,923,054)	(16,991,137)	(16,991,137)
Net decrease	(2,881,440)	(2,881,440)	(6,455,886)	(6,455,886)
Investor II Class Shares (1)
Subscriptions	2,037,946	2,037,946	3,055,450	3,055,450
Conversion	—	—	8,775,062	8,775,062
Redemptions	(5,912,288)	(5,912,288)	(13,671,019)	(13,671,019)
Net decrease	(3,874,342)	(3,874,342)	(1,840,507)	(1,840,507)
Liquidity Class Shares
Subscriptions	50,535,948	50,535,948	304,879,367	304,879,366
Distributions reinvested	25	25	26,465	26,465
Redemptions	(129,726,394)	(129,726,394)	(306,859,932)	(306,859,932)
Net decrease	(79,190,421)	(79,190,421)	(1,954,100)	(1,954,101)
Marsico Shares
Subscriptions	2,117,268	2,117,268	3,622,426	3,622,426
Redemptions	(2,897,540)	(2,897,540)	(5,929,030)	(5,929,030)
Net decrease	(780,272)	(780,272)	(2,306,604)	(2,306,604)
Trust Class Shares
Subscriptions	742,285,125	742,285,125	838,259,318	838,259,318
Distributions reinvested	3,228	3,228	18,348	18,348
Redemptions	(664,126,398)	(664,126,398)	(856,090,818)	(856,090,818)
Net increase (decrease)	78,161,955	78,161,955	(17,813,152)	(17,813,152)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	—	(d)	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—		—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.89	%(i)	3.46	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.36%	0.32%	0.34%	0.50%		0.45%
Waiver/Reimbursement	0.20	%(k)	0.17%	0.21%	0.19%	0.06%		0.05%
Net investment income (j)	—		—	—	—	1.03%		3.51%
Net assets, end of period (000s)	$1,621,869		$1,741,542	$1,964,131	$4,362,143	$6,761,914		$13,868,350

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Capital Class Shares	2013		2012	2011 (a)	2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.002	0.001	—	(d)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	— (e)	— (e)	—	(d)	—	(d)	—	(d)
Total from investment operations	0.001		0.002	0.001	—	(d)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.002)	(0.001)	—	(d)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.06	%(h)	0.16%	0.11%	0.13%		1.13	%(i)	3.72	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.20%	0.20%	0.21%		0.26%		0.20%
Waiver/Reimbursement	0.07	%(k)	0.08%	0.08%	0.07%		0.05%		0.05%
Net investment income (j)	0.13	%(k)	0.16%	0.11%	0.13%		1.10%		3.76%
Net assets, end of period (000s)	$5,645,921		$6,563,081	$4,638,454	$6,748,972		$9,410,196		$10,543,052

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.01 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Daily Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	—	(d)	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—		—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.65	%(i)	3.10	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.35%	0.32%	0.34%	0.75%		0.80%
Waiver/Reimbursement	0.54	%(k)	0.52%	0.56%	0.54%	0.16%		0.05%
Net investment income (j)	—		—	—	—	0.71%		3.07%
Net assets, end of period (000s)	$926,979		$1,074,085	$1,672,737	$7,097,157	$12,642,466		$17,730,933

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.002	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(f)	— (f)	— (f)	—	(e)	—	(e)	—	(e)
Total from investment operations	0.001		0.002	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.002)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (g)(h)	0.06	%(i)	0.16%	0.11%	0.13%		1.13	%(j)	3.72	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20	%(l)	0.20%	0.20%	0.21%		0.26%		0.20%
Waiver/Reimbursement	0.07	%(l)	0.08%	0.08%	0.07%		0.05%		0.05%
Net investment income (k)	0.13	%(l)	0.16%	0.11%	0.13%		1.15%		3.67%
Net assets, end of period (000s)	$207,765		$226,134	$353,702	$436,201		$610,474		$674,440

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(d)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012	2011 (a)	2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	0.001	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.04	%(h)	0.12%	0.07%	0.09%		1.09	%(i)	3.68	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24	%(k)	0.24%	0.24%	0.25%		0.30%		0.24%
Waiver/Reimbursement	0.07	%(k)	0.08%	0.08%	0.07%		0.05%		0.05%
Net investment income (j)	0.09	%(k)	0.12%	0.08%	0.09%		1.20%		3.79%
Net assets, end of period (000s)	$514,874		$876,079	$997,386	$1,672,273		$2,349,743		$4,450,313

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Investor Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	—	(d)	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—		—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.81	%(i)	3.36	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.35%	0.32%	0.33%	0.59%		0.55%
Waiver/Reimbursement	0.29	%(k)	0.27%	0.31%	0.30%	0.07%		0.05%
Net investment income (j)	—		—	—	—	0.91%		3.43%
Net assets, end of period (000s)	$21,370		$24,251	$30,707	$70,579	$380,937		$696,449

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Investor II Class Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	— (e)	— (e)	— (f)	—	(f)	—	(f)
Total from investment operations	—	(e)	— (e)	— (e)	— (f)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—		—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00%	0.00%	0.00%	0.74	%(j)(k)	3.26	%(j)(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.33	%(m)	0.35%	0.32%	0.33%	0.66%		0.65%
Waiver/Reimbursement	0.39	%(m)	0.37%	0.41%	0.40%	0.10%		0.05%
Net investment income (l)	—		—	—	—	0.94	%(j)	3.03	%(j)
Net assets, end of period (000s)	$25,530		$29,405	$31,245	$56,305	$382,035		$692,142
(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.02%		0.00	%(i)	0.01%		0.98	%(j)	3.57	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33	%(l)	0.34%		0.31%		0.33%		0.41%		0.35%
Waiver/Reimbursement	0.19	%(l)	0.19%		0.22%		0.20%		0.15%		0.15%
Net investment income (k)	—	%(i)(l)	0.02%		—	%(i)	0.01%		1.07%		3.64%
Net assets, end of period (000s)	$35,394		$114,588		$116,540		$174,664		$463,145		$811,513

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Marsico Shares	2013		2012	2011 (a)	2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	— (e)	—	(e)	—	(e)
Total from investment operations	—	(d)	— (d)	— (d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—		—	—	—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.81	%(i)	3.36	%(i)(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33	%(l)	0.35%	0.31%	0.34%	0.58%		0.55%
Waiver/Reimbursement	0.29	%(l)	0.27%	0.32%	0.29%	0.08%		0.05%
Net investment income (k)	—		—	—	—	0.84%		3.15	%(j)
Net assets, end of period (000s)	$8,261		$9,041	$11,348	$14,109	$18,497		$22,075

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Trust Class Shares	2013		2012	2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	0.001	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.06%	0.02%		0.04%		1.03	%(i)	3.62	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30	%(k)	0.30%	0.29%		0.30%		0.36%		0.30%
Waiver/Reimbursement	0.07	%(k)	0.08%	0.09%		0.08%		0.05%		0.05%
Net investment income (j)	0.03	%(k)	0.06%	0.02%		0.04%		1.14%		3.72%
Net assets, end of period (000s)	$815,006		$736,836	$754,638		$946,914		$934,916		$1,721,466

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and 2.63%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – BofA Cash Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

BofA Cash Reserves, February 28, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Support

On October 5, 2009, an affiliate of the Advisor purchased certain securities owned by the Fund. In addition, on October 8, 2009, an affiliate of the Advisor made a capital contribution to the Fund of $21,755,102.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

28

BofA Cash Reserves, February 28, 2013 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from:
Ordinary Income*	$10,619,734

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$2,365,752

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

29

BofA Cash Reserves, February 28, 2013 (Unaudited)

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Marsico Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder

30

BofA Cash Reserves, February 28, 2013 (Unaudited)

Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period ended
2015	2014	2013	recovery	02/28/2013
$8,236,952	$11,280,667	$19,267,225	$38,784,844	$—

31

BofA Cash Reserves, February 28, 2013 (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $71 for the Fund.

Note 7. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under this arrangement.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

32

BofA Cash Reserves, February 28, 2013 (Unaudited)

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

33

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

34

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where

35

the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

36

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Cash Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CSHR-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	19
Board Consideration and Re-Approval of Investment Advisory Agreement	25
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19 (a)
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA Government Plus Reserves

February 28, 2013 (Unaudited)

Government & Agency Obligations – 46.1%
	Par ($)	Value ($)
U.S. Government Agencies – 46.1%
Federal Farm Credit Bank
0.143% 09/27/13 (03/27/13) (a)(b)	6,000,000	5,999,477
0.154% 07/29/13 (03/29/13) (a)(b)	150,000	149,938
0.170% 08/12/14 (03/12/13) (a)(b)	6,645,000	6,642,589
0.172% 08/01/13 (03/01/13) (a)(b)	4,000,000	3,999,665
0.181% 07/14/14 (03/14/13) (a)(b)	7,180,000	7,178,002
0.220% 03/22/13 (a)	3,000,000	2,999,999
0.220% 04/16/13	155,000	155,005
0.220% 06/19/13	97,000	97,001
0.250% 05/24/13	415,000	415,058
0.250% 10/20/14 (04/20/13) (a)(b)	2,412,000	2,412,000
0.300% 05/03/13 (a)	590,000	590,052
0.340% 11/27/13 (03/01/13) (a)(b)	6,500,000	6,500,000
1.375% 06/25/13	535,000	537,014
2.200% 04/08/13	250,000	250,529
3.700% 05/15/13	333,000	335,413
3.875% 10/07/13	150,000	153,344
3.880% 07/08/13	157,000	159,045
4.150% 05/15/13	1,665,000	1,678,647
4.420% 05/07/13	16,000	16,124
5.400% 06/24/13	32,000	32,525
Federal Home Loan Bank
0.125% 04/23/13 (c)	85,000	84,990
0.125% 04/30/13 (c)	5,210,000	5,209,515
0.150% 06/14/13 (c)	3,825,000	3,824,870
0.170% 07/12/13 (c)	2,000,000	1,999,769
0.170% 07/17/13 (c)	5,865,000	5,864,564
0.180% 06/14/13 (c)	1,200,000	1,199,958
0.180% 08/20/13 (c)	6,500,000	6,499,631
0.180% 01/07/14	4,055,000	4,055,186
0.200% 03/01/13	390,000	390,000
0.200% 04/30/13	460,000	460,004
0.210% 08/20/13	500,000	500,000
0.220% 05/02/13	2,310,000	2,310,164
0.220% 11/08/13 (02/28/13) (a)(b)	525,000	524,854
0.230% 04/05/13	170,000	170,010
0.230% 04/17/13	785,000	785,049
0.230% 05/10/13	2,575,000	2,575,138
0.230% 06/06/13	2,360,000	2,360,280
0.230% 11/08/13 (02/28/13) (a)(b)	2,495,000	2,494,301
	Par ($)	Value ($)
0.240% 04/12/13	5,160,000	5,160,367
0.240% 04/26/13	450,000	450,026
0.240% 05/16/13	65,000	65,007
0.240% 07/25/13	95,000	95,018
0.240% 11/25/13 (02/28/13) (a)(b)	500,000	499,926
0.250% 04/10/13	2,555,000	2,555,147
0.250% 07/01/13	40,000	40,010
0.250% 07/02/13	495,000	495,144
0.250% 07/05/13	1,665,000	1,665,451
0.250% 07/18/13	3,405,000	3,405,955
0.250% 09/06/13	1,200,000	1,200,355
0.270% 09/12/13	4,135,000	4,136,924
0.280% 08/13/13	2,605,000	2,606,035
0.280% 10/25/13	2,910,000	2,912,251
0.280% 11/14/13	2,410,000	2,411,923
0.280% 11/21/13	2,940,000	2,942,088
0.300% 05/07/13	85,000	85,019
0.300% 10/18/13	115,000	115,097
0.300% 12/04/13	4,000,000	4,003,899
0.300% 12/06/13	2,000,000	2,001,891
0.330% 07/01/13	1,555,000	1,555,717
0.350% 06/06/13	790,000	790,342
0.350% 07/11/13	465,000	465,284
0.370% 04/26/13	965,000	965,248
0.375% 11/27/13	735,000	736,110
0.500% 08/28/13	3,165,000	3,169,687
0.510% 05/29/13	25,000	25,015
1.000% 09/13/13	5,020,000	5,042,245
1.625% 06/14/13	1,275,000	1,280,269
1.875% 06/21/13	8,470,000	8,513,804
3.500% 05/15/13	25,000	25,171
3.625% 05/29/13	200,000	201,686
3.625% 10/18/13	1,640,000	1,675,936
3.750% 06/14/13	140,000	141,435
3.875% 06/14/13	505,000	510,369
4.000% 09/06/13	990,000	1,009,503
4.250% 06/14/13	325,000	328,801
4.500% 09/16/13	210,000	214,944
5.000% 03/08/13	1,080,000	1,081,006
5.125% 08/14/13	105,000	107,353
5.250% 09/13/13	55,000	56,492
5.375% 06/14/13	1,525,000	1,547,797
5.985% 04/15/13	280,000	281,997
Federal Home Loan Mortgage Corp.
0.150% 06/03/13 (03/03/13) (a)(b)	1,500,000	1,499,844
0.152% 06/17/13 (03/17/13) (a)(b)	2,000,000	1,999,701
0.162% 03/21/13 (a)	4,000,000	3,999,889

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

February 28, 2013 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.440% 11/18/13 (02/28/13) (a)(b)	5,799,000	5,799,568
0.450% 01/09/14	735,000	736,679
0.500% 10/15/13	4,470,000	4,479,132
0.750% 03/28/13	1,150,000	1,150,496
0.800% 04/19/13	3,125,000	3,127,603
0.875% 10/28/13	327,000	328,506
1.625% 04/15/13	10,108,000	10,125,874
3.500% 05/29/13	9,670,000	9,748,260
3.750% 06/28/13	100,000	101,160
4.000% 06/12/13	700,000	707,526
4.125% 09/27/13	5,538,000	5,663,909
4.250% 05/22/13	375,000	378,441
4.500% 07/15/13	5,155,000	5,238,318
4.875% 11/15/13	3,011,000	3,111,447
Federal National Mortgage Association
0.169% 11/08/13 (03/08/13) (a)(b)	457,000	456,938
0.181% 06/20/14 (03/20/13) (a)(b)	3,170,000	3,169,164
0.200% 05/17/13 (a)	57,000	57,004
0.380% 10/17/13 (03/01/13) (a)(b)	3,000,000	2,999,616
0.500% 08/09/13	3,365,000	3,369,689
1.000% 09/23/13	802,000	805,643
1.125% 10/08/13	1,000,000	1,005,751
1.250% 08/20/13	3,766,000	3,784,690
1.500% 06/26/13	4,294,000	4,312,017
2.875% 12/11/13	1,895,000	1,934,852
3.250% 04/09/13	9,386,000	9,416,660
3.875% 07/12/13	3,031,000	3,071,978
4.050% 05/28/13	80,000	80,749
4.250% 03/25/13	1,110,000	1,112,998
4.375% 03/15/13	2,275,000	2,278,677
4.375% 07/17/13	1,895,000	1,925,253
4.625% 05/01/13	2,990,000	3,012,224
4.625% 10/15/13	2,000,000	2,055,494
Tennessee Valley Authority
6.000% 03/15/13	3,960,000	3,968,881
U.S. Government Agencies Total		255,198,085
Total Government & Agency Obligations (cost of $255,198,085)		255,198,085
Repurchase Agreements – 53.7%
	Par ($)	Value ($)
Repurchase agreement ABN AMRO Bank US, dated 02/28/13, due 03/01/13 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/41, market value $66,300,001 (repurchase proceeds $65,000,343)	65,000,000	65,000,000
Repurchase agreement Bank of Nova Scotia, dated 02/28/13, due 03/01/13 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/42, market value $66,300,351 (repurchase proceeds $65,000,343)	65,000,000	65,000,000
Repurchase agreement HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/42, market value $51,000,080 (repurchase proceeds $50,000,264)	50,000,000	50,000,000
Repurchase agreement RBC Capital Markets, dated 02/28/13, due 03/01/13 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/43, market value $36,593,521 (repurchase proceeds $35,876,179)	35,876,000	35,876,000

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 01/08/13, due 04/08/13 at 0.210%, collateralized by a U.S. Government Agency obligation maturing 09/01/42, market value $5,100,448 (repurchase proceeds $5,002,625)	5,000,000	5,000,000
Repurchase agreement with Credit Suisse First Boston, dated 01/15/13, due 04/15/13 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 09/01/42, market value $6,120,537 (repurchase proceeds $6,003,000)	6,000,000	6,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/07/13, due 05/08/13 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 09/01/42, market value $6,120,537 (repurchase proceeds $6,002,850)	6,000,000	6,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/13, due 03/01/13 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 03/01/13, market value $65,654,000 (repurchase proceeds $64,366,358)	64,366,000	64,366,000
Total Repurchase Agreements (cost of $297,242,000)		297,242,000
Total Investments – 99.8% (cost of $552,440,085) (d)		552,440,085
Other Assets & Liabilities, Net – 0.2%		988,599
Net Assets – 100.0%		553,428,684

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $552,440,085.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$255,198,085	$—	$255,198,085
Total Repurchase Agreements	—	297,242,000	—	297,242,000
Total Investments	$—	$552,440,085	$—	$552,440,085

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	46.1
Repurchase Agreements	53.7
99.8
Other Assets & Liabilities, Net	0.2
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Government Plus Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	255,198,085
	Repurchase agreements, at amortized cost approximating value	297,242,000
	Total investments, at value	552,440,085
	Cash	8,527
	Receivable for:
	Fund shares sold	5,656
	Interest	1,043,789
	Expense reimbursement due from investment advisor	37,223
	Trustees' deferred compensation plan	35,514
	Prepaid expenses	14,839
	Other assets	29,196
	Total Assets	553,614,829
Liabilities	Payable for:
	Fund shares repurchased	1,000
	Distributions	3,927
	Investment advisory fee	54,716
	Pricing and bookkeeping fees	11,762
	Transfer agent fee	9,141
	Trustees' fees	3,336
	Audit fee	19,926
	Legal fee	34,636
	Custody fee	10,727
	Chief compliance officer expenses	1,318
	Trustees' deferred compensation plan	35,514
	Other liabilities	142
	Total Liabilities	186,145
	Net Assets	553,428,684
Net Assets Consist of	Paid-in capital	553,432,518
	Overdistributed net investment income	(11,853)
	Accumulated net realized gain	8,019
	Net Assets	553,428,684

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$7,531,584
	Shares outstanding	7,531,343
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$460,727,456
	Shares outstanding	460,712,151
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$625,522
	Shares outstanding	625,501
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$10,005
	Shares outstanding	10,005
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$12,572,922
	Shares outstanding	12,572,368
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$259,974
	Shares outstanding	259,966
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$669,957
	Shares outstanding	669,936
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,138,605
	Shares outstanding	5,138,441
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$65,892,659
	Shares outstanding	65,890,644
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Government Plus Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	560,632
Expenses	Investment advisory fee	510,331
	Administration fee	128,429
	Distribution fee:
	Daily Class Shares	3,737
	Investor Class Shares	109
	Investor II Class Shares	304
	Service fee:
	Adviser Class Shares	9,044
	Daily Class Shares	2,669
	Investor Class Shares	272
	Investor II Class Shares	760
	Liquidity Class Shares	6,370
	Shareholder administration fee:
	Institutional Class Shares	3,167
	Investor II Class Shares	304
	Trust Class Shares	31,458
	Transfer agent fee	12,727
	Pricing and bookkeeping fees	65,241
	Trustees' fees	23,203
	Custody fee	21,396
	Registration fees	51,429
	Legal fees	59,837
	Chief compliance officer expenses	3,914
	Other expenses	85,146
	Total Expenses	1,019,847
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(460,520)
	Fees waived by distributor:
	Adviser Class Shares	(9,013)
	Daily Class Shares	(6,408)
	Institutional Class Shares	(3,118)
	Investor Class Shares	(380)
	Investor II Class Shares	(1,365)
	Liquidity Class Shares	(6,343)
	Trust Class Shares	(31,116)
	Expense reductions	(11)
	Net Expenses	501,573
	Net Investment Income	59,059
	Net realized gain on investments	8,019
	Net Increase Resulting from Operations	67,078

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations	Net investment income	59,059	48,341
	Net realized gain on investments	8,019	—
	Net increase resulting from operations	67,078	48,341
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(723)	(730)
	Capital Class Shares (1)	(48,663)	(32,581)
	Daily Class Shares (1)	(214)	(400)
	Institutional Capital Shares (1)	(993)	(5,494)
	Institutional Class Shares	(1,583)	(2,242)
	Investor Class Shares (1)	(22)	(9)
	Investor II Class Shares (1)	(61)	(13)
	Liquidity Class Shares	(510)	(465)
	Trust Class Shares	(6,291)	(6,403)
	Total distributions to shareholders	(59,060)	(48,337)
	Net Capital Stock Transactions	53,595,047	(215,575,785)
	Total increase (decrease) in net assets	53,603,065	(215,575,781)
Net Assets	Beginning of period	499,825,619	715,401,400
	End of period	553,428,684	499,825,619
	Overdistributed net investment income at end of period	(11,853)	(11,852)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Government Plus Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	16,525,000	16,525,000	10,459,051	10,459,051
Distributions reinvested	723	723	714	714
Redemptions	(15,100,435)	(15,100,435)	(11,309,231)	(11,309,231)
Net increase (decrease)	1,425,288	1,425,288	(849,466)	(849,466)
Capital Class Shares (1)
Subscriptions	1,289,873,553	1,289,873,553	1,813,163,894	1,813,163,892
Conversion	—	—	3,542,174	3,542,174
Distributions reinvested	26,095	26,095	17,162	17,162
Redemptions	(1,168,112,199)	(1,168,112,199)	(1,969,877,470)	(1,969,877,470)
Net increase (decrease)	121,787,449	121,787,449	(153,154,240)	(153,154,242)
Daily Class Shares (1)
Subscriptions	4,897,046	4,897,046	31,066,208	31,066,208
Distributions reinvested	18	18	9	9
Redemptions	(16,299,593)	(16,299,592)	(19,038,187)	(19,038,187)
Net increase (decrease)	(11,402,529)	(11,402,528)	12,028,030	12,028,030
Institutional Capital Shares (1)
Subscriptions	12,106,019	12,106,019	151,427,855	151,427,854
Distributions reinvested	1	1	—	—
Redemptions	(70,717,273)	(70,717,273)	(143,142,313)	(143,142,313)
Net increase (decrease)	(58,611,253)	(58,611,253)	8,285,542	8,285,541
Institutional Class Shares
Subscriptions	53,345,052	53,345,052	113,704,705	113,704,705
Distributions reinvested	1,582	1,582	2,242	2,242
Redemptions	(56,902,000)	(56,902,000)	(172,847,771)	(172,847,771)
Net decrease	(3,555,366)	(3,555,366)	(59,140,824)	(59,140,824)
Investor Class Shares (1)
Subscriptions	730,261	730,261	133,504	133,504
Distributions reinvested	12	12	9	9
Redemptions	(603,816)	(603,816)	(4)	(4)
Net increase	126,457	126,457	133,509	133,509
Investor II Class Shares (1)
Subscriptions	309,532	309,532	1,485,433	1,485,433
Distributions reinvested	19	19	9	9
Redemptions	(106,627)	(106,627)	(1,018,430)	(1,018,430)
Net increase	202,924	202,924	467,012	467,012
Liquidity Class Shares
Subscriptions	1	1	—	—
Distributions reinvested	510	510	465	465
Net increase	511	511	465	465
Retail A Shares (1)
Subscriptions	—	—	570	570
Conversion	—	—	(3,542,174)	(3,542,174)
Redemptions	—	—	(27,487)	(27,487)
Net decrease	—	—	(3,569,091)	(3,569,091)
Trust Class Shares
Subscriptions	59,485,746	59,485,746	86,952,617	86,952,617
Distributions reinvested	200	200	214	215
Redemptions	(55,864,381)	(55,864,381)	(106,729,551)	(106,729,551)
Net increase (decrease)	3,621,565	3,621,565	(19,776,720)	(19,776,719)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012	2011		2010 (a)(b)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	—		—	0.006		0.032
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	—		—	(0.006)		(0.032)
Increase from Contribution from Advisor	—		—	—	(c)	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%	0.00	%(g)	0.00%	0.58	%(h)	3.24	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.18	%(j)	0.16%	0.22%		0.22%	0.43%		0.45%
Waiver/Reimbursement	0.41	%(j)	0.42%	0.34%		0.31%	0.10%		0.10%
Net investment income (i)	0.02	%(j)	0.01%	—		—	0.68	%(h)	2.41	%(h)
Net assets, end of period (000s)	$7,532		$6,106	$6,956		$83,849	$100,232		$156,679

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	—	(d)	— (d)	0.008	0.034
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	— (d)	(0.008)	(0.034)
Increase from Contribution from Advisor	—		—	—	(d)	—	—	—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.01	%(g)	0.01%	0.01	%(h)	0.03%	0.80%	3.49	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.18	%(k)	0.16%	0.17%		0.19%	0.20%	0.20%
Waiver/Reimbursement	0.16	%(k)	0.17%	0.14%		0.09%	0.08%	0.10%
Net investment income (j)	0.02	%(k)	0.01%	0.01%		0.03%	0.67%	3.31	%(i)
Net assets, end of period (000s)	$460,727		$338,932	$492,086		$534,988	$1,071,570	$562,837

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Daily Class Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
Net asset value, end of period	$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.18	%(g)	0.16	%(g)
Waiver/Reimbursement	0.76	%(g)	0.77	%(g)
Net investment income (f)	0.02	%(g)	0.02	%(g)
Net assets, end of period (000s)	$626		$12,028

(a)  Daily Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)	2011		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	—	(d)	— (d)	0.008	0.034
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—	(d)	— (d)	(0.008)	(0.034)
Increase from Contribution from Advisor	—		—	—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.02	%(g)	0.01%	0.01	%(h)	0.03%	0.80%	3.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.19	%(j)(k)	0.16%	0.18%		0.19%	0.20%	0.20%
Waiver/Reimbursement	0.15	%(j)	0.17%	0.13%		0.09%	0.08%	0.10%
Net investment income (i)	0.02	%(j)	0.01%	0.02%		0.02%	0.81%	3.45%
Net assets, end of period (000s)	$10		$58,622	$50,336		$78,011	$156,431	$189,029

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012		2011		2010 (a)(b)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	— (c)	0.008		0.034
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	— (c)	(0.008)		(0.034)
Increase from Contribution from Advisor	—		—		—	(c)	—	—		—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%		0.00	%(g)(h)	0.01%	0.76	%(i)	3.45	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.18	%(k)	0.16%		0.18%		0.21%	0.24%		0.24%
Waiver/Reimbursement	0.20	%(k)	0.21%		0.17%		0.11%	0.08%		0.10%
Net investment income (j)	0.02	%(k)	—	%(h)	—	%(h)	0.01%	0.58	%(i)	3.24	%(i)
Net assets, end of period (000s)	$12,573		$16,128		$75,270		$53,599	$191,321		$72,527

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.
See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
Net asset value, end of period	$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.18	%(g)	0.16	%(g)
Waiver/Reimbursement	0.51	%(g)	0.51	%(g)
Net investment income (f)	0.02	%(g)	0.01	%(g)
Net assets, end of period (000s)	$260		$134

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor II Class Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
Net asset value, end of period	$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.18	%(g)	0.16	%(g)
Waiver/Reimbursement	0.61	%(g)	0.62	%(g)
Net investment income (f)	0.02	%(g)	0.01	%(g)
Net assets, end of period (000s)	$670		$467

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012	2011		2010 (a)(b)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	—		—	(c)	0.007		0.033
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	—		—	(c)	(0.007)		(0.033)
Increase from Contribution from Advisor	—		—	—	(c)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%	0.00	%(g)	0.00%		0.66	%(h)	3.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.18	%(j)	0.16%	0.19%		0.22%		0.34%		0.35%
Waiver/Reimbursement	0.41	%(j)	0.42%	0.37%		0.31%		0.19%		0.20%
Net investment income (i)	0.02	%(j)	0.01%	—		—	%(k)	0.12	%(h)	3.30%
Net assets, end of period (000s)	$5,139		$5,138	$5,138		$5,136		$5,147		$11

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,
Trust Class Shares	2013		2012	2011		2010 (a)(b)		2009	2008 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	—		—	(d)	0.007	0.009
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	—		—	(d)	(0.007)	(0.009)
Increase from Contribution from Advisor	—		—	—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.01	%(g)	0.01%	0.00	%(h)	0.00	%(i)	0.71%	0.94	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.18	%(k)	0.16%	0.19%		0.21%		0.30%	0.30	%(k)
Waiver/Reimbursement	0.26	%(k)	0.27%	0.22%		0.17%		0.08%	0.10	%(k)
Net investment income (j)	0.02	%(k)	0.01%	—		—	%(i)	0.62%	2.22	%(k)
Net assets, end of period (000s)	$65,893		$62,270	$82,047		$108,968		$216,878	$219,620

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Trust Class shares commenced operations on March 31, 2008.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Government Plus Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Retail A Class shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

BofA Government Plus Reserves, February 28, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

20

BofA Government Plus Reserves, February 28, 2013 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from
Ordinary Income*	$48,337

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

As of January 1, 2013, the Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

Prior to January 1, 2013, the Advisor had contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

21

BofA Government Plus Reserves, February 28, 2013 (Unaudited)

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined

22

BofA Government Plus Reserves, February 28, 2013 (Unaudited)

Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.02% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. Prior to March 20, 2012, the Distributor and the Advisor had voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed on or after January 1, 2013 for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

23

BofA Government Plus Reserves, February 28, 2013 (Unaudited)

Note 5. Custody Credits

Prior January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $11 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under these arrangements.

Note 7. Capital Contribution

On November 29, 2010, an affiliate of BofA made a voluntary capital contribution to the Fund of $325,079.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

24

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

25

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.02% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Government Plus Reserves, the Board received information showing that the Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

More specifically, the Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and identical Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, the Board noted that the net return investment performance of certain classes of BofA Government Plus Reserves was below the median range of such Fund's Universe over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the

26

Advisory Agreement for such Fund, generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Plus Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-GOVP-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA Government Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	4
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	10
Notes to Financial Statements	19
Board Consideration and Re-Approval of Investment Advisory Agreement	25
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.10	0.69	0.70	0.14	(a)
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	0.64	0.65	0.13	(a)
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	0.60	0.60	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA Government Reserves

February 28, 2013 (Unaudited)

Government & Agency Obligations – 99.9%
	Par ($)	Value ($)
U.S. Government Agencies – 65.4%
Federal Farm Credit Bank
0.030% 03/04/13 (a)	289,825,000	289,824,275
0.050% 03/06/13 (a)	20,460,000	20,459,858
0.060% 03/07/13 (a)	40,920,000	40,919,591
0.143% 09/27/13 (03/27/13) (b)(c)	68,000,000	67,994,071
0.154% 07/29/13 (03/29/13) (b)(c)	665,000	664,724
0.170% 08/12/14 (03/12/13) (b)(c)	73,645,000	73,618,276
0.172% 07/24/13 (03/24/13) (b)(c)	705,000	704,774
0.172% 08/01/13 (03/01/13) (b)(c)	37,000,000	36,996,901
0.181% 07/14/14 (03/14/13) (b)(c)	76,230,000	76,208,789
0.192% 11/19/13 (03/19/13) (b)(c)	5,250,000	5,249,641
0.200% 11/20/13	18,894,000	18,898,504
0.220% 03/22/13 (a)	37,000,000	36,999,989
0.220% 04/16/13	2,015,000	2,015,058
0.230% 12/04/13	4,695,000	4,697,087
0.250% 05/24/13	5,410,000	5,410,755
0.250% 10/20/14 (04/20/13) (b)(c)	23,881,000	23,881,000
0.280% 04/25/14 (03/01/13) (b)(c)	235,000	234,618
0.300% 04/11/13	8,140,000	8,140,277
0.300% 05/03/13 (b)	6,870,000	6,870,602
0.300% 11/18/13	3,377,000	3,379,593
0.340% 11/27/13 (03/01/13) (b)(c)	117,000,000	117,000,000
0.700% 11/04/13	10,000,000	10,034,348
1.375% 06/25/13	23,106,000	23,192,806
3.875% 10/07/13	16,168,000	16,528,329
3.880% 07/08/13	795,000	805,341
4.000% 05/21/13	820,000	826,962
5.420% 05/10/13	820,000	828,257
Federal Home Loan Bank
0.010% 03/01/13	25,000,000	25,000,000
0.030% 03/01/13	93,236,000	93,236,000
0.030% 03/04/13 (a)	82,265,000	82,264,794
0.040% 03/01/13	538,933,000	538,933,000
0.050% 03/01/13	50,756,000	50,756,000
0.050% 03/08/13 (a)	20,600,000	20,599,800
0.055% 03/01/13	82,225,000	82,225,000
0.060% 03/01/13	23,120,000	23,120,000
0.060% 03/06/13 (a)	117,754,000	117,753,019
0.060% 03/13/13 (a)	35,430,000	35,429,291
0.060% 03/15/13 (a)	55,615,000	55,613,702

	Par ($)	Value ($)
0.070% 03/01/13	30,530,000	30,530,000
0.080% 03/01/13	161,680,000	161,680,000
0.125% 03/01/13	41,265,000	41,265,000
0.125% 04/30/13 (a)	118,860,000	118,845,058
0.125% 12/20/13 (a)	18,680,000	18,672,160
0.150% 06/14/13 (a)	37,895,000	37,893,714
0.150% 09/27/13 (a)	35,000,000	34,996,245
0.150% 10/04/13 (a)	61,960,000	61,952,449
0.170% 07/12/13 (a)	112,000,000	111,986,990
0.170% 07/17/13 (a)	54,940,000	54,935,953
0.170% 07/24/13 (a)	50,000,000	49,993,600
0.180% 06/14/13 (a)	41,800,000	41,798,552
0.180% 08/20/13 (a)	50,000,000	49,997,165
0.180% 01/07/14	47,815,000	47,817,257
0.200% 03/01/13	7,935,000	7,935,000
0.200% 03/06/13	41,055,000	41,055,955
0.200% 04/30/13	2,675,000	2,675,103
0.200% 05/02/13	2,465,000	2,465,035
0.220% 05/02/13	25,900,000	25,901,847
0.220% 11/08/13 (03/01/13) (b)(c)	6,820,000	6,818,098
0.230% 04/05/13	1,960,000	1,960,110
0.230% 04/17/13	9,975,000	9,975,620
0.230% 05/10/13	33,535,000	33,536,792
0.230% 06/06/13	28,885,000	28,888,422
0.230% 11/08/13 (03/01/13) (b)(c)	59,190,000	59,173,427
0.240% 04/12/13	51,790,000	51,793,687
0.240% 05/10/13	21,015,000	21,017,149
0.240% 05/16/13	13,160,000	13,161,486
0.240% 05/29/13	820,000	820,076
0.240% 07/25/13	970,000	970,188
0.240% 11/25/13 (03/01/13) (b)(c)	38,000,000	37,994,340
0.250% 04/10/13	33,975,000	33,976,951
0.250% 04/11/13	4,875,000	4,875,284
0.250% 07/01/13	430,000	430,113
0.250% 07/02/13	4,875,000	4,876,456
0.250% 07/05/13	16,445,000	16,449,459
0.250% 07/18/13	34,980,000	34,989,812
0.250% 07/19/13	25,000,000	25,005,154
0.250% 07/30/13	4,000,000	4,000,891
0.270% 09/12/13	40,925,000	40,944,041
0.280% 03/08/13	6,015,000	6,015,264
0.280% 09/16/13	12,250,000	12,257,220
0.280% 10/25/13	29,430,000	29,452,760
0.280% 11/14/13	21,995,000	22,012,547
0.280% 11/21/13	76,310,000	76,363,906
0.290% 11/08/13	905,000	905,704
0.290% 12/03/13	4,025,000	4,028,291
0.290% 12/06/13	2,525,000	2,527,088
0.300% 03/19/13	3,270,000	3,270,191

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

February 28, 2013 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.300% 05/07/13	1,020,000	1,020,223
0.300% 10/18/13	1,165,000	1,165,984
0.300% 11/22/13	3,000,000	3,002,784
0.300% 12/04/13	13,000,000	13,012,671
0.310% 05/09/13 (03/01/13) (b)(c)	23,200,000	23,200,000
0.310% 05/16/13	1,495,000	1,495,370
0.310% 12/05/13	20,945,000	20,966,339
0.310% 12/06/13	27,260,000	27,286,807
0.330% 07/01/13	16,240,000	16,247,487
0.330% 01/03/14	6,345,000	6,353,181
0.350% 07/11/13	4,750,000	4,752,903
0.370% 04/26/13	12,420,000	12,423,196
0.375% 10/18/13	13,655,000	13,672,495
0.375% 11/27/13	18,735,000	18,762,483
0.500% 08/28/13	5,850,000	5,858,980
0.500% 12/13/13	105,700,000	105,973,453
1.000% 03/27/13	14,565,000	14,573,273
1.000% 09/13/13	3,740,000	3,756,085
1.625% 03/20/13	6,025,000	6,029,460
1.625% 06/14/13	2,015,000	2,023,317
1.750% 03/08/13	20,540,000	20,546,090
1.875% 06/21/13	98,365,000	98,873,438
2.000% 10/25/13	810,000	819,701
3.125% 12/13/13	5,070,000	5,187,596
3.625% 05/29/13	13,355,000	13,467,363
3.625% 10/18/13	74,255,000	75,880,786
3.750% 06/14/13	1,710,000	1,727,523
3.875% 06/14/13	4,540,000	4,587,845
4.000% 09/06/13	5,535,000	5,644,286
4.250% 06/14/13	3,590,000	3,631,981
4.500% 09/16/13	6,910,000	7,072,107
4.875% 11/27/13	13,675,000	14,152,763
4.875% 12/13/13	25,630,000	26,577,435
5.000% 03/08/13	9,760,000	9,768,968
5.125% 08/14/13	460,000	470,341
5.250% 09/13/13	555,000	570,051
5.375% 06/14/13	14,155,000	14,366,454
Tennessee Valley Authority
0.050% 03/07/13 (a)	33,125,000	33,124,724
0.070% 03/07/13 (a)	4,115,000	4,114,952
4.750% 08/01/13	1,084,000	1,104,705
6.000% 03/15/13	30,012,000	30,079,491
U.S. Government Agencies Total		4,221,547,733
U.S. Government Obligations – 34.5%
U.S. Treasury Bill
0.030% 03/07/13 (d)	32,762,000	32,761,836
0.035% 03/07/13 (d)	164,530,000	164,529,040
0.040% 03/07/13 (d)	627,243,000	627,238,818
0.043% 03/07/13 (d)	101,000,000	100,999,285

	Par ($)	Value ($)
0.045% 03/07/13 (d)	166,000,000	165,998,755
0.070% 03/07/13 (d)	10,100,000	10,099,882
0.070% 03/14/13 (d)	375,010,000	375,000,521
0.080% 03/14/13 (d)	205,335,000	205,329,068
0.085% 03/07/13 (d)	403,020,000	403,014,291
U.S. Treasury Note
1.375% 03/15/13	44,250,000	44,271,798
1.750% 04/15/13	56,200,000	56,308,332
3.125% 04/30/13	37,660,000	37,842,803
U.S. Government Obligations Total		2,223,394,429
Total Government & Agency Obligations (cost of $6,444,942,162)		6,444,942,162
Total Investments – 99.9% (cost of $6,444,942,162) (e)		6,444,942,162
Other Assets & Liabilities, Net – 0.1%		5,807,769
Net Assets – 100.0%		6,450,749,931

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2013.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $6,444,942,162.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,444,942,162	$—	$6,444,942,162
Total Investments	$—	$6,444,942,162	$—	$6,444,942,162

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	65.4
U.S. Government Obligations	34.5
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – BofA Government Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	6,444,942,162
	Cash	676
	Receivable for:
	Fund shares sold	6,690
	Interest	6,185,308
	Expense reimbursement due from investment advisor	21,065
	Trustees' deferred compensation plan	24,476
	Prepaid expenses	161,914
	Total Assets	6,451,342,291
Liabilities	Payable for:
	Fund shares repurchased	5
	Distributions	26,891
	Investment advisory fee	223,934
	Administration fee	189,853
	Pricing and bookkeeping fees	15,145
	Transfer agent fee	26,585
	Trustees' fees	6,084
	Custody fee	14,503
	Chief compliance officer expenses	2,752
	Trustees' deferred compensation plan	24,476
	Other liabilities	62,132
	Total Liabilities	592,360
	Net Assets	6,450,749,931
Net Assets Consist of	Paid-in capital	6,451,183,843
	Overdistributed net investment income	(15,288)
	Accumulated net realized loss	(418,624)
	Net Assets	6,450,749,931

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – BofA Government Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$404,377,666
	Shares outstanding	404,415,517
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$3,763,362,774
	Shares outstanding	3,763,692,644
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$173,672,651
	Shares outstanding	173,685,735
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$102,506
	Shares outstanding	102,515
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$136,990,732
	Shares outstanding	137,003,220
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$3,349,449
	Shares outstanding	3,349,771
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,997,076
	Shares outstanding	1,997,251
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$141,403,350
	Shares outstanding	141,415,821
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,825,493,727
	Shares outstanding	1,825,656,850
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – BofA Government Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	4,162,681
Expenses	Investment advisory fee	4,686,989
	Administration fee	3,054,659
	Distribution fee:
	Daily Class Shares	171,126
	Investor Class Shares	2,069
	Investor II Class Shares	1,031
	Service fee:
	Adviser Class Shares	444,750
	Daily Class Shares	122,233
	Investor Class Shares	5,172
	Investor II Class Shares	2,578
	Liquidity Class Shares	149,212
	Shareholder administration fee:
	Institutional Class Shares	32,189
	Investor II Class Shares	1,031
	Trust Class Shares	892,792
	Transfer agent fee	70,196
	Pricing and bookkeeping fees	76,816
	Trustees' fees	49,605
	Custody fee	44,280
	Chief compliance officer expenses	8,443
	Other expenses	316,251
	Total Expenses	10,131,422
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,452,778)
	Fees waived by distributor:
	Adviser Class Shares	(444,487)
	Daily Class Shares	(293,368)
	Institutional Class Shares	(31,676)
	Investor Class Shares	(7,230)
	Investor II Class Shares	(4,639)
	Liquidity Class Shares	(149,239)
	Trust Class Shares	(891,287)
	Expense reductions	(6,557)
	Net Expenses	3,850,161
	Net Investment Income	312,520
	Net realized gain on investments	10,661
	Net Increase Resulting from Operations	323,181

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations	Net investment income	312,520	289,155
	Net realized gain on investments	10,661	12,162
	Net increase resulting from operations	323,181	301,317
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(17,792)	(17,523)
	Capital Class Shares (1)	(185,581)	(162,369)
	Daily Class Shares	(4,890)	(3,432)
	Institutional Capital Shares (1)	(614)	(5,254)
	Institutional Class Shares	(8,055)	(11,990)
	Investor Class Shares	(207)	(225)
	Investor II Class Shares (1)	(103)	(66)
	Liquidity Class Shares	(5,974)	(5,179)
	Trust Class Shares	(89,287)	(83,116)
	Total distributions to shareholders	(312,503)	(289,154)
	Net Capital Stock Transactions	(91,979,628)	(25,004,079)
	Total decrease in net assets	(91,968,950)	(24,991,916)
Net Assets	Beginning of period	6,542,718,881	6,567,710,797
	End of period	6,450,749,931	6,542,718,881
	Overdistributed net investment income at end of period	(15,288)	(15,305)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,249,220,402	1,249,220,402	1,492,136,883	1,492,136,883
Distributions reinvested	4,159	4,159	2,113	2,113
Redemptions	(1,165,893,105)	(1,165,893,105)	(1,564,415,429)	(1,564,415,429)
Net increase (decrease)	83,331,456	83,331,456	(72,276,433)	(72,276,433)
Capital Class Shares (1)
Subscriptions	6,181,097,482	6,181,097,482	10,158,039,538	10,158,039,538
Conversion	—	—	25,992,068	25,992,068
Distributions reinvested	119,388	119,388	109,396	109,396
Redemptions	(6,202,145,087)	(6,202,145,087)	(9,902,353,681)	(9,902,353,681)
Net increase (decrease)	(20,928,217)	(20,928,217)	281,787,321	281,787,321
Daily Class Shares
Subscriptions	229,426,032	229,426,032	16,680,642	16,680,642
Distributions reinvested	—	—	12	12
Redemptions	(130,923,224)	(130,923,224)	(47,684,833)	(47,684,833)
Net increase (decrease)	98,502,808	98,502,808	(31,004,179)	(31,004,179)
Institutional Capital Shares (1)
Subscriptions	7,677,366	7,677,366	355,561,030	355,561,029
Distributions reinvested	—	—	2	2
Redemptions	(83,061,815)	(83,061,815)	(317,058,297)	(317,058,297)
Net increase (decrease)	(75,384,449)	(75,384,449)	38,502,735	38,502,734
Institutional Class Shares
Subscriptions	321,308,133	321,308,133	927,453,505	927,453,505
Distributions reinvested	7,141	7,141	10,361	10,361
Redemptions	(397,893,953)	(397,893,953)	(1,241,203,752)	(1,241,203,752)
Net decrease	(76,578,679)	(76,578,679)	(313,739,886)	(313,739,886)
Investor Class Shares
Subscriptions	8,828,050	8,828,050	20,149,345	20,149,345
Distributions reinvested	—	—	11	11
Redemptions	(10,035,644)	(10,035,644)	(23,458,224)	(23,458,224)
Net decrease	(1,207,594)	(1,207,594)	(3,308,868)	(3,308,868)
Investor II Class Shares (1)
Subscriptions	3,224,460	3,224,460	1,267,351	1,267,350
Distributions reinvested	59	59	57	57
Redemptions	(2,956,654)	(2,956,654)	(970,572)	(970,572)
Net increase	267,865	267,865	296,836	296,835
Liquidity Class Shares
Subscriptions	341,779,598	341,779,598	1,121,882,888	1,121,882,888
Distributions reinvested	5,974	5,974	5,289	5,289
Redemptions	(343,051,477)	(343,051,477)	(1,136,068,231)	(1,136,068,231)
Net decrease	(1,265,905)	(1,265,905)	(14,180,054)	(14,180,054)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares (1)
Subscriptions	—	—	100,710	100,709
Conversion	—	—	(25,992,068)	(25,992,068)
Redemptions	—	—	(156,387)	(156,387)
Net decrease	—	—	(26,047,745)	(26,047,746)
Trust Class Shares
Subscriptions	1,915,494,124	1,915,494,124	3,525,012,759	3,525,012,759
Distributions reinvested	299	299	315	315
Redemptions	(2,014,211,336)	(2,014,211,336)	(3,410,046,877)	(3,410,046,877)
Net increase (decrease)	(98,716,913)	(98,716,913)	114,966,197	114,966,197

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0051	0.0309
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0051)	(0.0309)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.51%	3.13	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.12	%(l)	0.11%		0.16%		0.16%		0.42%	0.45%
Waiver/Reimbursement	0.39	%(l)	0.41%		0.35%		0.35%		0.08%	0.05%
Net investment income (k)	0.01	%(l)	—	%(h)	—	%(h)	—		0.57%	2.97	%(j)
Net assets, end of period (000s)	$404,378		$321,056		$393,326		$696,992		$1,047,967	$1,820,646

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(f)	0.0071	0.0334
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0071)	(0.0334)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(i)	0.00	%(i)	0.00	%(i)	0.71%	3.39	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.12	%(m)	0.11%		0.15%		0.16%		0.20%	0.20%
Waiver/Reimbursement	0.14	%(m)	0.16%		0.11%		0.10%		0.05%	0.05%
Net investment income (l)	0.01	%(m)	—	%(i)	—	%(i)	—	%(i)	0.68%	3.08	%(k)
Net assets, end of period (000s)	$3,763,363		$3,784,266		$3,502,524		$5,188,621		$11,711,498	$7,646,775

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  Not annualized.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0036	0.0274
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0036)	(0.0274)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.36%	2.77	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.12	%(l)	0.11%		0.16%		0.16%		0.56%	0.80%
Waiver/Reimbursement	0.75	%(l)	0.76%		0.70%		0.70%		0.29%	0.05%
Net investment income (k)	0.01	%(l)	—	%(h)	—	%(h)	—		0.36%	2.57	%(j)
Net assets, end of period (000s)	$173,673		$75,176		$106,178		$469,892		$1,022,642	$898,522

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(f)	0.0071	0.0334
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0071)	(0.0334)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.01	%(i)	0.00	%(j)	0.00	%(j)	0.00	%(j)	0.71%	3.39%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.14	%(l)(m)	0.11%		0.16%		0.16%		0.20%	0.20%
Waiver/Reimbursement	0.13	%(l)	0.15%		0.10%		0.10%		0.05%	0.05%
Net investment income (k)	0.01	%(l)	0.01%		—	%(j)	—	%(j)	0.75%	3.40%
Net assets, end of period (000s)	$103		$75,480		$36,981		$97,318		$129,606	$191,126

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0067	0.0330
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0067)	(0.0330)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.67%	3.35	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.13	%(l)(m)	0.11%		0.16%		0.16%		0.24%	0.24%
Waiver/Reimbursement	0.18	%(l)	0.20%		0.14%		0.14%		0.05%	0.05%
Net investment income (k)	0.01	%(l)	—	%(h)	—	%(h)	—		0.66%	2.98	%(j)
Net assets, end of period (000s)	$136,991		$213,568		$527,276		$1,096,358		$2,667,449	$2,617,573

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0046	0.0299
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0046)	(0.0299)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.46%	3.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.12	%(k)	0.11%		0.16%		0.16%		0.46%	0.55%
Waiver/Reimbursement	0.49	%(k)	0.51%		0.45%		0.45%		0.14%	0.05%
Net investment income (j)	0.01	%(k)	—	%(h)	—	%(h)	—		0.42%	2.99%
Net assets, end of period (000s)	$3,349		$4,557		$7,866		$17,681		$117,298	$107,656
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—		0.0043	0.0290
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0043)	(0.0290)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.01	%(i)	0.00	%(j)	0.00	%(j)	0.00	%(j)	0.43%	2.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.12	%(l)	0.11%		0.15%		0.16%		0.51%	0.65%
Waiver/Reimbursement	0.59	%(l)	0.61%		0.56%		0.55%		0.19%	0.05%
Net investment income (k)	0.01	%(l)	—	%(j)	—	%(j)	—		0.41%	2.84%
Net assets, end of period (000s)	$1,997		$1,729		$1,432		$1,943		$13,777	$11,110

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0057	0.0319
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0057)	(0.0319)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.57%	3.23	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.12	%(l)	0.11%		0.15%		0.16%		0.34%	0.35%
Waiver/Reimbursement	0.39	%(l)	0.41%		0.36%		0.35%		0.16%	0.15%
Net investment income (k)	0.01	%(l)	—	%(h)	—	%(h)	—	%(h)	0.61%	2.93	%(j)
Net assets, end of period (000s)	$141,403		$142,671		$156,846		$275,844		$864,213	$1,225,417

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—		0.0061	0.0324
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0061)	(0.0324)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.61%	3.29	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.12	%(l)	0.11%		0.15%		0.16%		0.29%	0.30%
Waiver/Reimbursement	0.24	%(l)	0.26%		0.21%		0.20%		0.06%	0.05%
Net investment income (k)	0.01	%(l)	—	%(h)	—	%(h)	—		0.56%	2.44	%(j)
Net assets, end of period (000s)	$1,825,494		$1,924,215		$1,809,236		$1,575,967		$2,678,358	$1,948,302

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Government Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Retail A Class shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

BofA Government Reserves, February 28, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from
Ordinary Income*	$289,154

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital

20

BofA Government Reserves, February 28, 2013 (Unaudited)

loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2014	$429,285

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and The Advisor pursuant to which State Street provides financial reporting services to the Fund. The

21

BofA Government Reserves, February 28, 2013 (Unaudited)

Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

22

BofA Government Reserves, February 28, 2013 (Unaudited)

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time. Prior to March 20, 2012, the Distributor and the Advisor had voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period ended
2015	2014	2013	recovery	02/28/13
$4,148,892	$5,576,141	$7,840,966	$17,565,999	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

23

BofA Government Reserves, February 28, 2013 (Unaudited)

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $6,557 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

24

Board Consideration and Re-Approval of Investment Advisory Agreements

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

25

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Government Reserves, the Board received information showing that the Fund's Contractual Management Rate was above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

More specifically, the Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and identical Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, the Board noted that the net return investment performance of certain classes of BofA Government Reserves was below the median range of such Fund's Universe over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the

26

Advisory Agreement for such Fund, generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

27

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-GOVT-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

■  BofA Connecticut Municipal Reserves

■  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	3
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	21
Board Consideration and Re-Approval of Investment Advisory Agreement	27
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17 (a)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds – 95.7%
	Par ($)	Value ($)
Connecticut – 80.9%
CT Clinton
Series 2013,
1.250% 02/11/14	1,000,000	1,009,571
CT Connecticut Innovations, Inc.
ISO New England, Inc.,
Series 2012, LOC: TD Bank N.A. 0.100% 12/01/39 (03/07/13) (a)(b)	1,590,000	1,590,000
CT Danbury
Series 2012,
3.000% 07/15/13	850,000	858,528
CT Darien
Series 2012,
2.000% 08/01/13	1,095,000	1,102,982
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.280% 05/01/21 (03/07/13) (a)(b)	850,000	850,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A. 0.120% 12/01/28 (03/07/13) (a)(b)	2,000,000	2,000,000
CT East Lyme
Series 2012, 1.000% 07/25/13	580,000	581,626
CT Enfield
Series 2012: 1.000% 08/13/13	2,500,000	2,507,989
1.250% 08/13/13	1,500,000	1,506,425
CT Fairfield
Series 2010, 5.000% 07/15/13	500,000	508,874
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.110% 07/01/41 (03/07/13) (a)(b)	2,430,000	2,430,000

	Par ($)	Value ($)
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.100% 07/01/34 (03/07/13) (a)(b)	3,300,000	3,300,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank of Boston 0.100% 07/01/37 (03/07/13) (a)(b)	2,090,000	2,090,000
Lawrence & Memorial Hospital, Inc.,
Series 2004 E, LOC: JPMorgan Chase Bank 0.130% 07/01/34 (03/06/13) (a)(b)	2,400,000	2,400,000
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.110% 07/01/47 (03/07/13) (a)(b)	2,380,000	2,380,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.100% 07/01/30 (03/07/13) (a)(b)	3,700,000	3,700,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.160% 07/01/30 (03/06/13) (a)(b)	3,800,000	3,800,000
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.110% 01/01/18 (03/07/13) (a)(b)(c)	3,700,000	3,700,000
Yale University:
Series 1997 T-2, 0.090% 07/01/29 (03/07/13) (b)(d)	2,700,000	2,700,000
Series 1999 U-2,
0.090% 07/01/33 (03/06/13) (b)(d)	2,225,000	2,225,000
Series 2001 V-1,
0.070% 07/01/36 (03/01/13) (b)(d)	1,000,000	1,000,000
Series 2005 Y-3,
0.070% 07/01/35 (03/01/13) (b)(d)	1,075,000	1,075,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Housing Finance Authority
CIL Realty, Inc.,
Series 2008, LOC: HSBC Bank USA N.A. 0.100% 07/01/32 (03/07/13) (a)(b)	1,205,000	1,205,000
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.320% 11/15/15 (06/12/13) (a)(b)	4,625,000	4,625,000
Series 2011 C1,
Insured: Government of Authority, SPA: Barclays Bank PLC 0.100% 05/15/35 (03/07/13) (a)(b)	3,005,000	3,005,000
Series 2011 E-3,
Insured: Government of Authority, SPA: Bank Tokyo-Mitsubishi UFJ 0.100% 11/15/41 (03/07/13) (a)(b)	1,500,000	1,500,000
CT JPMorgan Chase Putters/Drivers Trust
Waterford, CT,
Series 2012 4074, LIQ FAC: JPMorgan Chase Bank 0.110% 03/18/13 (03/01/13) (a)(b)(c)	3,200,000	3,200,000
CT North Branford
Series 2012,
1.000% 11/06/13	500,000	502,562
CT Plymouth
Series 2012:
1.000% 07/18/13	1,500,000	1,503,523
2.000% 07/15/13	750,000	754,456
CT Regional School District No. 16
Series 2012,
Insured: State Aid Withholding 2.000% 09/01/13	400,000	403,216
CT Shelton
Series 2012 A,
1.000% 08/01/13	457,000	458,146
CT State
Series 2003 A,
Pre-refunded 10/01/13, 5.000% 10/01/19	1,000,000	1,027,670
Series 2005 C,
5.000% 06/01/13	1,020,000	1,031,915

	Par ($)	Value ($)
Series 2010 C,
5.000% 12/01/13	500,000	517,515
CT Thomaston
Series 2012,
1.000% 05/09/13	3,725,000	3,729,999
CT Vernon
Series 2012,
3.000% 08/01/13	410,000	414,327
CT West Hartford
Series 2005 B,
5.000% 10/01/13	200,000	205,415
Connecticut Total		67,399,739
Illinois – 0.9%
IL Chicago
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.610% 11/01/22 (03/07/13) (a)(b)	750,000	750,000
Illinois Total		750,000
New Jersey – 3.6%
NJ Economic Development Authority
Keystone Project,
Series 2012, LOC: BNP Paribas 0.250% 03/15/13	3,000,000	3,000,000
New Jersey Total		3,000,000
Puerto Rico – 9.1%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007 462,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.160% 08/01/47 (03/07/13) (a)(b)	4,765,000	4,765,000
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 08/01/54 (03/07/13) (a)(b)	2,800,000	2,800,000
Puerto Rico Total		7,565,000

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Texas – 1.2%
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures,
ExxonMobil Project, Series 2012, 0.100% 05/01/46 (03/01/13) (b)(d)	1,000,000	1,000,000
Texas Total		1,000,000
Total Municipal Bonds (cost of $79,714,739)		79,714,739
Closed-End Investment Company – 4.8%
Other – 4.8%
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.210% 12/01/40 (03/07/13) (a)(b)(c)	4,000,000	4,000,000
Other Total		4,000,000
Total Closed-End Investment Company (cost of $4,000,000)		4,000,000
Total Investments – 100.5% (cost of $83,714,739) (e)		83,714,739
Other Assets & Liabilities, Net – (0.5)%		(393,740)
Net Assets – 100.0%		83,320,999

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $10,900,000 or 13.1% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(e)  Cost for federal income tax purposes is $83,714,739.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$79,714,739	$—	$79,714,739
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$83,714,739	$—	$83,714,739

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	95.7
Closed-End Investment Company	4.8
100.5
Other Assets & Liabilities, Net	(0.5)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds – 94.6%
	Par ($)	Value ($)
Massachusetts – 84.4%
MA Arlington
Series 2012 A,
3.000% 11/15/13	772,000	786,752
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.120% 12/15/34 (03/07/13) (a)(b)(c)	1,000,000	1,000,000
MA Bay Transportation Authority
0.150% 05/10/13	3,000,000	3,000,000
MA Billerica
Series 2012,
1.000% 05/17/13	2,612,000	2,616,150
MA Cohasset
Series 2012,
1.000% 06/07/13	2,359,650	2,364,084
MA Department of Transportation
Contract Assistance-A7,
Series 2010, SPA: JPMorgan Chase Bank 0.110% 01/01/29 (03/06/13) (a)(b)	5,360,000	5,360,000
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 05/01/39 (03/07/13) (a)(b)	3,560,000	3,560,000
MA Development Finance Agency
Abby Kelly Foster Charter,
Series 2008, LOC: TD Bank N.A. 0.100% 09/01/38 (03/07/13) (a)(b)	4,600,000	4,600,000
Babson College,
Series 2008 A, LOC: FHLB 0.100% 10/01/32 (03/07/13) (a)(b)	1,925,000	1,925,000
Beth Israel Deaconess Medical:
Series 2011 A, LOC: Citizens Bank 0.110% 06/01/41 (03/07/13) (a)(b)	8,900,000	8,900,000

	Par ($)	Value ($)
Series 2011 B,
LOC: M&T Bank 0.130% 06/01/41 (03/07/13) (a)(b)	6,565,000	6,565,000
Boston University,
Series 2008 U-6E, LOC: Bank of Nova Scotia 0.090% 10/01/42 (03/07/13) (a)(b)	7,600,000	7,600,000
Partners Healthcare System:
Series 2011 K-1, SPA: Wells Fargo Bank N.A. 0.050% 07/01/46 (03/07/13) (a)(b)	3,000,000	3,000,000
Series 2012,
LIQ FAC: Citibank N.A. 0.110% 07/01/19 (03/07/13) (a)(b)(c)	1,500,000	1,500,000
Tabor Academy,
Series 2007 A, LOC: FHLB, LOC: Citizens Bank: 0.110% 12/01/36 (03/06/13) (a)(b)	6,915,000	6,915,000
MA Fairhaven
Series 2012,
1.000% 11/01/13	1,500,000	1,507,431
MA Fall River
Series 2012,
DPCE: State Aid Withholding 4.000% 03/01/13	1,665,000	1,665,000
MA Framingham
Series 2012 A,
2.000% 12/01/13	2,528,000	2,560,082
MA Health & Educational Facilities Authority
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.090% 07/01/38 (03/06/13) (a)(b)	2,000,000	2,000,000
Henry Heywood Memorial Hospital,
Series 2008 C, LOC: TD Bank N.A. 0.110% 07/01/38 (03/01/13) (a)(b)	5,945,000	5,945,000

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Partners Healthcare Systems,
Series 2003 E, Pre-refunded 07/01/13: 5.000% 07/01/17	1,140,000	1,158,097
5.000% 07/01/19	1,260,000	1,280,002
The Children's Hospital Corp.,
Series 2010 N-4, LOC: JPMorgan Chase Bank, GTY AGMT: The Children's Medical Center: 0.100% 10/01/49 (03/01/13) (a)(b)	5,585,000	5,585,000
MA Holliston
Series 2012,
1.000% 05/24/13	1,560,000	1,562,070
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.210% 06/01/36 (03/07/13) (a)(b)(c)	3,195,000	3,195,000
Series 2011 A, AMT,
1.150% 06/01/13	600,000	601,104
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.100% 08/01/26 (03/06/13) (a)(b)	2,610,000	2,610,000
Governor Dummer Academy,
Series 1996, LOC: TD Bank N.A. 0.100% 07/01/26 (03/07/13) (a)(b)	3,000,000	3,000,000
MA Lawrence
Series 2012,
DPCE: State Aid Withholding 1.250% 09/01/13	2,000,000	2,007,511
MA Marlborough
Series 2005,
3.500% 06/15/13	500,000	504,637
MA Marshfield
Series 2012,
2.000% 11/01/13	2,057,000	2,080,682

	Par ($)	Value ($)
MA Massachusetts Bay Transportation Authority
General Transportation System,
Series 2000 A1, SPA: Barclays Bank PLC 0.100% 03/01/30 (03/06/13) (a)(b)	5,000,000	5,000,000
MA Medfield
Series 2012,
3.000% 03/15/13	1,120,000	1,121,162
MA Natick
Series 2012 A,
2.000% 06/01/13	673,000	675,722
MA North Reading
Series 2012,
2.000% 05/15/13	1,626,000	1,631,438
MA Norton
Series 2012,
1.000% 12/13/13	1,000,000	1,005,638
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38,
LOC: Royal Bank of Canada 0.120% 01/01/16 (03/07/13) (a)(b)(c)	7,000,000	7,000,000
MA Shrewsbury
Series 2012,
1.000% 07/12/13	2,325,000	2,330,564
MA State College Building Authority
Series 2003 A,
Pre-refunded 05/01/13: 5.250% 05/01/15	2,030,000	2,047,039
5.250% 05/01/21	1,965,000	1,981,493
MA State
Central Artery,
Series 2000 B, SPA: U.S. Bank N.A. 0.100% 12/01/30 (03/01/13) (a)(b)	6,000,000	6,000,000
Series 2003 D,
Pre-refunded 10/01/13, 5.000% 10/01/27	1,350,000	1,387,233
Series 2012 A,
0.240% 09/01/13 (03/07/13) (b)(d)	2,500,000	2,501,018

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA University of Massachusetts Building Authority
Series 2008 1,
LOC: Lloyds TSB Bank PLC 0.140% 05/01/38 (03/06/13) (a)(b)	4,655,000	4,655,000
MA Water Pollution Abatement Trust
Series 2003 9,
Pre-refunded 08/01/13, 5.250% 08/01/28	740,000	755,615
MA Water Resources Authority
ROCS RRII R 11914,
Series 2011, LIQ FAC: Citibank N.A. 0.110% 08/01/18 (03/07/13) (a)(b)(c)	2,580,000	2,580,000
Series 2008 A1,
Insured: Government of Authority, SPA: JPMorgan Chase Bank, 0.120% 08/01/37 (03/06/13) (a)(b)	4,000,000	4,000,000
MA Westfield
Series 2012,
2.000% 09/01/13	358,000	360,871
MA Weston
Series 2013:
1.000% 02/01/14	798,334	803,774
1.000% 02/03/14	1,500,000	1,510,974
MA Weymouth
Series 2012,
1.000% 09/15/13	1,125,000	1,129,076
Massachusetts Total		145,430,219
New Jersey – 3.5%
NJ Economic Development Authority
Keystone Project,
Series 2012, LOC: BNP Paribas 0.250% 03/15/13	6,000,000	6,000,000
New Jersey Total		6,000,000

	Par ($)	Value ($)
Puerto Rico – 6.7%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 08/01/54 (03/07/13) (a)(b)	7,650,000	7,650,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.110% 07/01/20 (03/07/13) (a)(b)	3,875,000	3,875,000
Puerto Rico Total		11,525,000
Total Municipal Bonds (cost of $162,955,219)		162,955,219
Closed-End Investment Company – 5.2%
Other – 5.2%
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.210% 12/01/40 (03/07/13) (a)(b)(c)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 99.8% (cost of $171,955,219) (e)		171,955,219
Other Assets & Liabilities, Net – 0.2%		352,014
Net Assets – 100.0%		172,307,233

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $24,275,000 or 14.1% of net assets for the Fund.

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(e)  Cost for federal income tax purposes is $171,955,219.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$162,955,219	$—	$162,955,219
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$171,955,219	$—	$171,955,219

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	94.6
Closed-End Investment Company	5.2
99.8
Other Assets & Liabilities, Net	0.2
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statements of Assets and Liabilities – BofA Money Market Funds
February 28, 2013 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	83,714,739	171,955,219
Cash	42,569	90,025
Receivable for:
Fund shares sold	—	750
Interest	136,086	318,849
Expense reimbursement due from investment advisor	22,459	22,166
Trustees' deferred compensation plan	5,372	6,410
Prepaid expenses	2,451	4,552
Other assets	5,665	4,121
Total Assets	83,929,341	172,402,092
Liabilities
Payable for:
Investments purchased	524,043	—
Distributions	670	1,727
Investment advisory fee	8,135	15,227
Administration fee	—	190
Pricing and bookkeeping fees	5,359	6,648
Transfer agent fee	3,278	3,143
Trustees' fees	3,018	3,087
Audit fee	19,934	20,044
Legal fee	34,639	34,638
Custody fee	2,126	2,091
Chief compliance officer expenses	1,143	1,167
Trustees' deferred compensation plan	5,372	6,410
Other liabilities	625	487
Total Liabilities	608,342	94,859
Net Assets	83,320,999	172,307,233
Net Assets Consist of
Paid-in capital	83,286,195	172,239,339
Undistributed net investment income	32,153	56,366
Accumulated net realized gain	2,651	11,528
Net Assets	83,320,999	172,307,233
Capital Class Shares
Net assets	$81,485,367	$160,839,287
Shares outstanding	81,449,717	160,775,026
Net asset value per share	$1.00	$1.00
Investor Class Shares
Net assets	$1,692,495	$575,004
Shares outstanding	1,691,645	574,749
Net asset value per share	$1.00	$1.00
Trust Class Shares
Net assets	$143,137	$10,892,942
Shares outstanding	143,072	10,888,606
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

10

Statements of Operations – BofA Money Market Funds
For the Six Months Ended February 28, 2013 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	102,669	188,407
Expenses
Investment advisory fee	69,918	130,383
Administration fee	20,620	54,884
Distribution fee:
Investor Class Shares	2,896	332
Service fee:
Investor Class Shares	7,240	830
Shareholder administration fee:
Trust Class Shares	54	2,581
Transfer agent fee	4,510	4,500
Pricing and bookkeeping fees	28,247	34,804
Trustees' fees	20,978	21,354
Custody fee	4,620	5,253
Audit fee	21,084	21,194
Legal fees	59,840	59,839
Reports to shareholders	16,706	16,674
Chief compliance officer expenses	3,548	3,614
Other expenses	15,144	16,143
Total Expenses	275,405	372,385
Fees waived or expenses reimbursed by investment advisor and/or administrator	(175,435)	(205,296)
Fees waived by distributor:
Investor Class Shares	(9,294)	(1,060)
Trust Class Shares	(39)	(2,551)
Expense reductions	(21)	(3)
Net Expenses	90,616	163,475
Net Investment Income	12,053	24,932
Net realized gain on investments	—	3,131
Net Increase Resulting from Operations	12,053	28,063

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)	(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations
Net investment income	12,053	45,742	24,932	92,424
Net realized gain on investments	—	2,929	3,131	9,381
Net increase resulting from operations	12,053	48,671	28,063	101,805
Distributions to Shareholders
From net investment income:
Capital Class Shares (1)	(13,373)	(115,273)	(29,393)	(145,191)
G-Trust Shares (1)	—	(4,599)	—	(7,215)
Investor Class Shares (1)	(90)	(463)	(17)	(50)
Trust Class Shares	(2)	—	(329)	—
Total distributions to shareholders	(13,465)	(120,335)	(29,739)	(152,456)
Net Capital Stock Transactions	(20,409,472)	4,853,572	(15,201,135)	(13,856,561)
Total increase (decrease) in net assets	(20,410,884)	4,781,908	(15,202,811)	(13,907,212)
Net Assets
Beginning of period	103,731,883	98,949,975	187,510,044	201,417,256
End of period	83,320,999	103,731,883	172,307,233	187,510,044
Undistributed net investment income at end of period	32,153	33,565	56,366	61,173

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Connecticut Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares (1)
Subscriptions	115,187,555	115,187,555	154,188,502	154,188,502
Conversion	—	—	105,984,910	105,984,910
Distributions reinvested	84	84	635	635
Redemptions	(128,107,445)	(128,107,445)	(165,804,524)	(165,804,524)
Net increase (decrease)	(12,919,806)	(12,919,806)	94,369,523	94,369,523
G-Trust Shares (1)
Subscriptions	—	—	18,758,256	18,758,256
Conversion	—	—	(105,243,588)	(105,243,588)
Redemptions	—	—	(11,612,100)	(11,612,100)
Net decrease	—	—	(98,097,432)	(98,097,432)
Investor Class Shares (1)
Subscriptions	10,051,377	10,051,377	36,352,130	36,352,130
Distributions reinvested	1	2	11	11
Redemptions	(17,584,117)	(17,584,117)	(27,127,757)	(27,127,757)
Net increase (decrease)	(7,532,739)	(7,532,738)	9,224,384	9,224,384
Retail A Shares (1)
Subscriptions	—	—	860	859
Conversion	—	—	(741,322)	(741,322)
Redemptions	—	—	(2,440)	(2,440)
Net decrease	—	—	(742,902)	(742,903)
Trust Class Shares (1)
Subscriptions	89,333	89,333	100,000	100,000
Distributions reinvested	2	2	—	—
Redemptions	(46,263)	(46,263)	—	—
Net increase	43,072	43,072	100,000	100,000

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Massachusetts Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares (1)
Subscriptions	140,244,521	140,244,521	283,937,919	283,937,918
Conversion	—	—	204,438,456	204,438,456
Distributions reinvested	348	348	1,499	1,499
Redemptions	(166,223,256)	(166,223,255)	(301,624,461)	(301,624,461)
Net increase (decrease)	(25,978,387)	(25,978,386)	186,753,413	186,753,412
G-Trust Shares (1)
Subscriptions	—	—	25,580,836	25,580,836
Conversion	—	—	(201,967,378)	(201,967,378)
Redemptions	—	—	(22,438,606)	(22,438,606)
Net decrease	—	—	(198,825,148)	(198,825,148)
Investor Class Shares (1)
Subscriptions	728,387	728,387	1,061,282	1,061,281
Distributions reinvested	8	8	12	12
Redemptions	(739,750)	(739,750)	(475,190)	(475,190)
Net increase (decrease)	(11,355)	(11,355)	586,104	586,103
Retail A Shares (1)
Subscriptions	—	—	150	150
Conversion	—	—	(2,471,078)	(2,471,078)
Redemptions	—	—	—	—
Net decrease	—	—	(2,470,928)	(2,470,928)
Trust Class Shares (1)
Subscriptions	21,583,694	21,583,694	100,000	100,000
Distributions reinvested	3	3	—	—
Redemptions	(10,795,091)	(10,795,091)	—	—
Net increase	10,788,606	10,788,606	100,000	100,000

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	—	(e)	0.001	0.001	0.001	0.010	0.025
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.001)	(0.010)	(0.025)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.02	%(h)	0.11%	0.11%	0.13%	0.99%	2.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.19	%(j)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.38	%(j)	0.32%	0.37%	0.16%	0.10%	0.11%
Net investment income (i)	0.03	%(j)	0.04%	0.11%	0.13%	0.95%	2.41%
Net assets, end of period (000s)	$81,485		$94,404	$98,206	$110,239	$275,997	$251,676

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income (b)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)
Net Asset Value, End of Period	$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.06	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.22	%(i)	0.25	%(i)
Waiver/Reimbursement	0.69	%(i)	0.61	%(i)
Net investment income (h)	—	%(g)(i)	—
Net assets, end of period (000s)	$1,692		$9,228

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income (b)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.22	%(i)	0.23	%(i)
Waiver/Reimbursement	0.46	%(i)	0.37	%(i)
Net investment income (h)	—	%(g)(i)	—
Net assets, end of period (000s)	$143		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	—	(e)	0.001	0.001	0.001	0.010	0.025
Net realized gain (loss) on investments (e)	—		—	—	—	—	—
Total from Investment Operations	—	(e)	0.001	0.001	0.001	0.010	0.025
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.001)	(0.010)	(0.025)
From net realized gains	—		—	— (e)	—	—	—
Total Distributions to Shareholders	—	(e)	(0.001)	(0.001)	(0.001)	(0.010)	(0.025)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.02	%(h)	0.07%	0.12%	0.13%	1.03%	2.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.19	%(j)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.24	%(j)	0.19%	0.22%	0.11%	0.09%	0.08%
Net investment income (i)	0.03	%(j)	0.04%	0.11%	0.10%	1.01%	2.28%
Net assets, end of period (000s)	$160,839		$186,824	$198,945	$240,934	$315,359	$411,289

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Investor Class Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income (b)	—		—
Less Distributions to Shareholders:
From net investment income (c)	—		—
Net Asset Value, End of Period	$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.03	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.22	%(i)	0.24	%(i)
Waiver/Reimbursement	0.55	%(i)	0.49	%(i)
Net investment income (h)	—		—
Net assets, end of period (000s)	$575		$586

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.
See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income (b)	—		—
Less Distributions to Shareholders:
From net investment income	—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.17	%(i)(j)	0.23	%(i)
Waiver/Reimbursement	0.36	%(i)	0.25	%(i)
Net investment income (h)	—		—
Net assets, end of period (000s)	$10,893		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Money Market Funds
February 28, 2013

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers three classes of shares: Capital Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust Class and Retail A Class shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations. On July 18, 2012, each Fund's Trust Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and each Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

21

BofA Money Market Funds, February 28, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$120,335	$—	$—
BofA Massachusetts Municipal Reserves	152,456	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

22

BofA Money Market Funds, February 28, 2013

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Funds. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an Accounting Services Agreement

23

BofA Money Market Funds, February 28, 2013

(collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of each Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Funds also reimburse State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in each Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below a Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Funds.

In addition to the charge for accounts below the minimum initial investment, the Funds may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Funds' shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Funds to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Funds. The Shareholder Servicing Plan permits the Funds to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits for each Fund, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Investor Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%
Servicing Plan:
Investor Class Shares – Connecticut Municipal Reserves	0.25%	0.25%
Investor Class Shares – Massachusetts Municipal Reserves	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class shares of the Funds. Under the Administration Plans, the Funds may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

24

BofA Money Market Funds, February 28, 2013

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class Shares – Connecticut Municipal Reserves	0.10%	0.10%
Trust Class Shares – Massachusetts Municipal Reserves	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2013, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

The Advisor is entitled to recover from the Funds any fees waived and/or expenses reimbursed on or after January 1, 2013 for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Funds' total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Funds had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
BofA Connecticut Municipal Reserves	$21
BofA Massachusetts Municipal Reserves	3

Note 6. Line of Credit

The Funds and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is

25

BofA Money Market Funds, February 28, 2013

also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Funds did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds' shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of more diversified funds. The Funds may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

26

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

27

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where

28

the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

29

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CTMA-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Board Consideration and Re-Approval of Investment Advisory Agreement	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.26	1.54	1.56	0.31
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,023.80	0.99	1.00	0.20
Institutional Capital Shares	1,000.00	1,000.00	1,000.50	1,023.80	0.99	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.30	1,023.60	1.19	1.20	0.24
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.26	1.54	1.56	0.31
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.36	1.44	1.45	0.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

February 28, 2013 (Unaudited)

Asset-Backed Commercial Paper – 28.5%
	Par ($)	Value ($)
Cancara Asset Securitisation LLC
0.200% 03/13/13 (a)(b)	44,945,000	44,942,004
0.200% 03/14/13 (a)(b)	88,055,000	88,048,640
0.220% 03/18/13 (a)(b)	4,300,000	4,299,553
Chariot Funding LLC
0.270% 07/23/13 (a)(b)	23,915,000	23,889,172
0.270% 07/30/13 (a)(b)	22,775,000	22,749,207
0.270% 08/01/13 (a)(b)	38,640,000	38,595,661
0.270% 08/02/13 (a)(b)	39,110,000	39,064,828
0.300% 07/02/13 (a)(b)	26,450,000	26,422,889
0.300% 07/10/13 (a)(b)	23,735,000	23,709,089
0.320% 05/08/13 (a)(b)	21,000,000	20,987,307
0.320% 05/09/13 (a)(b)	32,920,000	32,899,809
0.320% 05/13/13 (a)(b)	22,565,000	22,550,358
0.320% 05/20/13 (a)(b)	22,034,000	22,018,331
0.320% 05/28/13 (a)(b)	24,945,000	24,925,487
0.320% 05/29/13 (a)(b)	24,570,000	24,550,562
0.320% 06/04/13 (a)(b)	32,324,000	32,296,704
0.320% 06/14/13 (a)(b)	44,375,000	44,333,583
0.320% 06/19/13 (a)(b)	8,481,000	8,472,707
0.320% 06/25/13 (a)(b)	23,360,000	23,335,913
Fairway Finance Corp.
0.200% 05/02/13 (a)(b)	17,894,000	17,887,837
0.260% 04/08/13 (a)(b)	17,250,000	17,245,266
FCAR Owner Trust
0.260% 06/07/13 (a)	17,750,000	17,737,437
0.270% 05/09/13 (a)	19,950,000	19,939,676
0.270% 05/14/13 (a)	133,845,000	133,770,716
0.290% 03/01/13 (a)	37,235,000	37,235,000
0.290% 04/01/13 (a)	12,640,000	12,636,844
0.300% 08/09/13 (a)	59,680,000	59,599,929
0.330% 07/02/13 (a)	69,820,000	69,741,278
0.350% 04/01/13 (a)	91,500,000	91,472,423
0.400% 03/13/13 (a)	15,030,000	15,027,996
Gemini Securitization Corp. LLC
0.250% 05/29/13 (a)(b)	20,685,000	20,672,216
0.260% 04/10/13 (a)(b)	86,135,000	86,110,117
0.270% 04/10/13 (a)(b)	14,255,000	14,250,724
0.280% 03/04/13 (a)(b)	7,951,000	7,950,814
0.280% 03/05/13 (a)(b)	47,455,000	47,453,524
0.280% 03/11/13 (a)(b)	9,725,000	9,724,244
0.280% 03/27/13 (a)(b)	26,680,000	26,674,605
Gotham Funding Corp.
0.250% 03/05/13 (a)(b)	26,010,000	26,009,277
Jupiter Securitization Co. LLC
0.270% 07/23/13 (a)(b)	23,915,000	23,889,172
0.270% 08/21/13 (a)(b)	43,075,000	43,019,110
0.280% 04/15/13 (a)(b)	30,755,000	30,744,236
	Par ($)	Value ($)
0.280% 04/19/13 (a)(b)	22,034,000	22,025,603
0.280% 07/15/13 (a)(b)	37,815,000	37,775,000
0.300% 07/02/13 (a)(b)	26,170,000	26,143,176
0.300% 07/03/13 (a)(b)	45,525,000	45,477,957
0.300% 07/10/13 (a)(b)	23,735,000	23,709,089
0.320% 05/09/13 (a)(b)	70,550,000	70,506,729
0.320% 05/13/13 (a)(b)	22,565,000	22,550,358
0.320% 05/20/13 (a)(b)	22,034,000	22,018,331
0.320% 05/29/13 (a)(b)	24,125,000	24,105,914
0.320% 06/14/13 (a)(b)	22,185,000	22,164,294
Kells Funding LLC
0.280% 04/08/13 (a)(b)	47,000,000	46,986,109
0.300% 07/23/13 (a)(b)	29,210,000	29,174,948
0.320% 08/13/13 (a)(b)	42,530,000	42,467,623
0.330% 05/14/13 (a)(b)	20,000,000	19,986,433
0.342% 03/19/13 (b)(c)	40,275,000	40,274,806
0.360% 04/26/13 (a)(b)	36,775,000	36,754,406
0.390% 04/16/13 (a)(b)	12,725,000	12,718,659
0.410% 04/03/13 (a)(b)	25,000,000	24,990,604
0.410% 04/04/13 (a)(b)	16,940,000	16,933,440
0.410% 04/04/13 (a)(b)	65,140,000	65,114,776
0.420% 04/02/13 (a)(b)	147,905,000	147,849,782
0.480% 03/01/13 (b)	28,000,000	28,000,000
0.510% 03/08/13 (a)(b)	70,500,000	70,493,009
Liberty Street Funding LLC
0.170% 03/13/13 (a)(b)	70,745,000	70,740,991
0.240% 03/20/13 (a)(b)	11,430,000	11,428,552
LMA Americas LLC
0.230% 03/20/13 (a)(b)	48,740,000	48,734,084
Manhattan Asset Funding Co. LLC
0.200% 04/02/13 (a)(b)	3,630,000	3,629,355
0.200% 04/03/13 (a)(b)	23,195,000	23,190,748
0.200% 04/08/13 (a)(b)	7,980,000	7,978,315
0.220% 03/11/13 (a)(b)	43,000,000	42,997,372
0.230% 03/22/13 (a)(b)	36,000,000	35,995,170
0.230% 03/26/13 (a)(b)	32,328,000	32,322,836
0.230% 04/04/13 (a)(b)	1,000,000	999,783
0.230% 04/09/13 (a)(b)	3,500,000	3,499,128
0.230% 04/11/13 (a)(b)	2,415,000	2,414,367
0.230% 04/16/13 (a)(b)	4,695,000	4,693,620
0.240% 03/08/13 (a)(b)	91,585,000	91,580,726
MetLife Short Term Funding LLC
0.280% 04/29/13 (a)(b)	94,500,000	94,456,635
0.320% 04/15/13 (a)(b)	11,220,000	11,215,512
0.320% 04/16/13 (a)(b)	9,665,000	9,661,048
0.330% 04/11/13 (a)(b)	40,035,000	40,019,954
0.350% 04/01/13 (a)(b)	74,460,000	74,437,559
0.360% 03/18/13 (a)(b)	61,000,000	60,989,630
0.360% 03/19/13 (a)(b)	25,000,000	24,995,500

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
Old Line Funding LLC
0.290% 06/20/13 (a)(b)	26,170,000	26,146,600
0.300% 05/21/13 (a)(b)	41,483,000	41,454,999
0.320% 03/07/13 (a)(b)	23,305,000	23,303,757
0.320% 03/15/13 (a)(b)	30,070,000	30,066,258
Royal Park Investments Funding Corp.
0.350% 05/08/13 (a)(b)	23,325,000	23,309,580
0.350% 05/30/13 (a)(b)	33,475,000	33,445,709
0.350% 06/04/13 (a)(b)	39,265,000	39,228,734
0.400% 04/26/13 (a)(b)	47,830,000	47,800,239
0.400% 05/03/13 (a)(b)	80,875,000	80,818,387
0.450% 03/05/13 (a)(b)	12,366,000	12,365,382
0.450% 04/09/13 (a)(b)	69,345,000	69,311,194
0.450% 04/09/13 (a)(b)	50,000,000	49,975,625
0.450% 04/10/13 (a)(b)	64,370,000	64,337,815
0.450% 04/12/13 (a)(b)	70,810,000	70,772,825
Sheffield Receivables Corp.
0.220% 05/07/13 (a)(b)	8,275,000	8,271,612
0.220% 05/15/13 (a)(b)	26,990,000	26,977,630
0.220% 05/17/13 (a)(b)	1,800,000	1,799,153
Versailles Commercial Paper LLC
0.220% 03/07/13 (a)(b)	29,020,000	29,018,936
0.220% 03/11/13 (a)(b)	44,170,000	44,167,301
0.220% 03/25/13 (a)(b)	44,875,000	44,868,418
Victory Receivables Corp.
0.210% 04/01/13 (a)(b)	5,840,000	5,838,944
0.210% 04/18/13 (a)(b)	91,730,000	91,704,316
0.220% 04/26/13 (a)(b)	119,190,000	119,149,211
Working Capital Management Co.
0.200% 03/11/13 (a)(b)	38,920,000	38,917,838
0.200% 03/15/13 (a)(b)	58,880,000	58,875,420
0.210% 04/02/13 (a)(b)	19,475,000	19,471,365
0.230% 03/06/13 (a)(b)	97,655,000	97,651,880
Total Asset-Backed Commercial Paper (cost of $4,190,135,304)		4,190,135,304
Certificates of Deposit – 18.9%
Bank of Montreal
0.230% 03/13/13	100,000,000	100,000,000
0.270% 04/19/13	80,325,000	80,325,544
0.300% 06/05/13	64,467,000	64,467,000
Bank of Nova Scotia/Houston
0.511% 09/12/13 (03/12/13) (c)(d)	28,490,000	28,526,395
	Par ($)	Value ($)
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.220% 05/08/13	170,800,000	170,800,000
0.220% 05/28/13	212,000,000	212,000,000
0.470% 03/06/13	12,000,000	12,000,366
0.480% 03/15/13	40,945,000	40,948,337
Credit Industrial et Commercial/NY
0.265% 05/14/13	126,000,000	126,000,000
0.320% 04/08/13	140,000,000	140,000,000
0.350% 04/03/13	34,145,000	34,145,000
0.400% 04/01/13	135,815,000	135,815,000
HSBC Bank PLC
0.300% 04/02/13	48,000,000	48,000,000
Nordea Bank Finland/NY
0.240% 06/03/13	17,000,000	17,000,442
0.270% 07/22/13	116,000,000	116,000,000
0.300% 06/14/13	100,000,000	100,000,000
Skandinaviska Enskilda Banken/NY
0.240% 05/01/13	100,000,000	100,000,000
0.300% 03/21/13	130,780,000	130,780,000
0.300% 04/01/13	50,000,000	50,000,000
0.300% 04/08/13	35,000,000	34,999,999
0.310% 04/01/13	28,000,000	28,000,240
Sumitomo Mitsui Banking Corp./NY
0.230% 05/01/13	125,300,000	125,300,000
0.230% 05/02/13	80,950,000	80,950,000
0.230% 05/06/13	70,000,000	70,000,000
0.250% 03/06/13	25,000,000	25,000,000
0.250% 03/11/13	100,000,000	100,000,000
0.260% 04/02/13	34,000,000	34,000,000
Svenska Handelsbanken/NY
0.235% 06/05/13	100,000,000	100,001,332
0.255% 07/12/13	60,000,000	60,001,103
0.275% 08/27/13	122,200,000	122,203,034
0.285% 07/09/13	187,425,000	187,428,378
0.300% 03/20/13	50,000,000	50,000,000
Toronto-Dominion Bank/NY
0.270% 03/25/13	50,000,000	50,000,000
Total Certificates of Deposit (cost of $2,774,692,170)		2,774,692,170
Commercial Paper – 14.0%
ASB Finance Ltd.
0.285% 06/21/13 (a)(b)	37,635,000	37,601,630
0.300% 05/24/13 (a)(b)	50,410,000	50,374,713
BNZ International Funding Ltd.
0.300% 05/16/13 (a)(b)	48,175,000	48,144,489

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
BPCE SA
0.260% 03/01/13 (b)	179,620,000	179,620,000
Erste Abwicklungsanstalt
0.280% 08/07/13 (a)(b)	25,000,000	24,969,083
0.310% 07/29/13 (a)(b)	31,825,000	31,783,893
0.310% 08/02/13 (a)(b)	3,230,000	3,225,717
0.330% 07/10/13 (a)(b)	21,120,000	21,094,638
0.340% 07/11/13 (a)(b)	43,705,000	43,650,514
0.360% 04/30/13 (a)(b)	7,690,000	7,685,386
0.410% 05/21/13 (a)(b)	25,980,000	25,956,033
0.420% 05/21/13 (a)(b)	43,105,000	43,064,266
0.420% 06/12/13 (a)(b)	21,550,000	21,524,104
0.420% 06/21/13 (a)(b)	51,055,000	50,988,288
0.430% 03/08/13 (a)(b)	50,290,000	50,285,795
0.440% 03/27/13 (a)(b)	25,600,000	25,591,865
0.440% 03/28/13 (a)(b)	25,600,000	25,591,552
0.440% 04/08/13 (a)(b)	55,250,000	55,224,339
0.440% 04/16/13 (a)(b)	50,950,000	50,921,355
0.450% 03/28/13 (a)(b)	50,000,000	49,983,125
0.450% 04/02/13 (a)(b)	87,570,000	87,534,972
0.450% 04/22/13 (a)(b)	55,530,000	55,493,906
Nestle Capital Corp.
0.260% 06/10/13 (a)(b)	59,410,000	59,366,664
Nestle Finance International Ltd.
0.250% 04/15/13 (a)	55,450,000	55,432,672
Nordea North America, Inc.
0.265% 08/26/13 (a)	86,335,000	86,221,877
Skandinaviska Enskilda Banken AB
0.260% 07/03/13 (a)(b)	40,420,000	40,383,802
0.320% 03/15/13 (a)(b)	9,923,000	9,921,766
Svenska Handelsbanken, Inc.
0.270% 07/29/13 (a)(b)	38,675,000	38,631,491
0.270% 08/12/13 (a)(b)	27,655,000	27,620,984
0.280% 07/26/13 (a)(b)	32,095,000	32,058,305
0.350% 03/04/13 (a)(b)	100,000,000	99,997,083
Toyota Credit Canada, Inc.
0.270% 03/01/13 (a)	31,395,000	31,395,000
0.270% 03/04/13 (a)	31,395,000	31,394,294
Toyota Motor Credit Corp.
0.230% 05/30/13 (a)	55,000,000	54,968,375
0.240% 06/07/13 (a)	95,800,000	95,737,411
0.270% 03/04/13 (a)	100,000,000	99,997,750
0.270% 03/06/13 (a)	103,600,000	103,596,115
0.270% 03/07/13 (a)	126,000,000	125,994,330
	Par ($)	Value ($)
Westpac Securities NZ Ltd.
0.300% 06/05/13 (a)(b)	80,150,000	80,085,880
Total Commercial Paper (cost of $2,063,113,462)		2,063,113,462
Time Deposits – 5.6%
Canadian Imperial Bank of Commerce/NY
0.140% 03/01/13	200,000,000	200,000,000
Citibank N.A.
0.160% 03/01/13	320,441,000	320,441,000
DNB Norbank ASA (Grand Cayman)
0.150% 03/01/13	200,000,000	200,000,000
Northern Trust Co.
0.040% 03/01/13	101,581,000	101,581,000
Total Time Deposits (cost of $822,022,000)		822,022,000
Municipal Bonds (d)(e) – 3.4%
Arizona – 0.1%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co., Series 1982, LOC: Bank of New York 0.100% 12/01/22 (03/06/13)	15,450,000	15,450,000
Arizona Total		15,450,000
California – 0.5%
CA Calleguas-Las Virgenes Public Financing Authority
Municipal Water District, Series 2008 A, LOC: Wells Fargo Bank N.A. 0.070% 07/01/37 (03/07/13)	8,535,000	8,535,000
CA Metropolitan Water District of Southern California
Series 2000 B-4, SPA: Wells Fargo Bank N.A. 0.090% 07/01/35 (03/06/13)	15,300,000	15,300,000
CA State
Series 2005 A-2-1, LOC: Barclays Bank PLC 0.100% 05/01/40 (03/06/13)	41,625,000	41,625,000
California Total		65,460,000

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Colorado – 0.2%
CO Housing & Finance Authority
Multi-Family: Series 2003 A-2, SPA: FHLB 0.190% 10/01/33 (03/06/13)	3,000,000	3,000,000
Series 2004 A1, SPA: FHLB 0.160% 10/01/34 (03/06/13)	8,725,000	8,725,000
Series 2008 A1, SPA: FHLB 0.160% 04/01/29 (03/06/13)	5,740,000	5,740,000
Series 2008 C1, SPA: FHLB 0.160% 10/01/38 (03/06/13)	3,970,000	3,970,000
Series 2005 B-1, SPA: FHLB 0.160% 04/01/40 (03/06/13)	5,085,000	5,085,000
Series 2006 CL1, SPA: FHLB 0.190% 11/01/36 (03/06/13)	455,000	455,000
Single Family, Series 2002 A-1, SPA: FHLB 0.210% 11/01/13 (03/06/13)	1,340,000	1,340,000
Colorado Total		28,315,000
Connecticut – 0.1%
CT Housing Finance Authority
Series 2008 A5, SPA: FHLB 0.160% 11/15/38 (03/07/13)	11,934,000	11,934,000
Connecticut Total		11,934,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT, SPA: FHLB 0.130% 07/01/34 (03/07/13)	5,095,000	5,095,000
	Par ($)	Value ($)
Series 2007 C, SPA: FHLB 0.150% 07/01/37 (03/07/13)	765,000	765,000
Series 2007 G, SPA: FHLB 0.150% 01/01/38 (03/07/13)	865,000	865,000
Series 2007, SPA: FHLB 0.150% 01/01/39 (03/07/13)	4,505,000	4,505,000
Series 2009 G, SPA: FHLB 0.150% 01/01/39 (03/07/13)	4,860,000	4,860,000
Iowa Total		16,090,000
Massachusetts – 0.4%
MA Massachusetts Bay Transportation Authority
General Transportation System, Series 2000 A1, SPA: Barclays Bank PLC 0.100% 03/01/30 (03/06/13)	56,015,000	56,015,000
MA Simmons College
Series 2008, LOC: TD Bank N.A. 0.170% 10/01/22 (03/07/13)	4,765,000	4,765,000
Massachusetts Total		60,780,000
Michigan – 0.3%
MI Kent Hospital Finance Authority
Spectrum Health, Series 2008 C, LOC: Bank of New York 0.100% 01/15/26 (03/06/13)	44,100,000	44,100,000
Michigan Total		44,100,000
Minnesota – 0.0%
MN Housing Finance Agency
Residential Housing, Series 2007 T, SPA: State Street Bank & Trust Co.
0.200% 07/01/48 (03/07/13)	475,000	475,000
Minnesota Total		475,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Missouri – 0.1%
MO St. Louis Industrial Development Authority
St. Louis Art Museum Foundation, Series 2009 B, LOC: U.S. Bank N.A. 0.110% 12/01/40 (03/06/13)	9,930,000	9,930,000
Missouri Total		9,930,000
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College, Series 2007 C, SPA: JPMorgan Chase Bank 0.160% 06/01/41 (03/06/13)	4,855,000	4,855,000
New Hampshire Total		4,855,000
New Mexico – 0.1%
NM Finance Authority
Series 2008, LOC: Royal Bank of Canada 0.170% 12/15/26 (03/07/13)	10,850,000	10,850,000
New Mexico Total		10,850,000
New York – 0.1%
NY New York City
Series 2011 D-3, LOC: Bank of New York 0.090% 10/01/39 (03/01/13)	19,750,000	19,750,000
New York Total		19,750,000
Pennsylvania – 0.3%
PA Philadelphia Airport Revenue
Series 2005 C2, AMT, LOC: Royal Bank of Canada 0.110% 06/15/25 (03/06/13)	14,690,000	14,690,000
PA Philadelphia Water & Sewer Revenue
Series 1997 B, LOC: TD Bank N.A. 0.090% 08/01/27 (03/06/13)	29,055,000	29,055,000
Pennsylvania Total		43,745,000
	Par ($)	Value ($)
Texas – 0.8%
TX State
Product Development Project, Series 2005 A, SPA: National Australia Bank 0.170% 06/01/45 (03/07/13)	1,475,000	1,475,000
Small Business, Series 2005 B, SPA: National Australia Bank 0.170% 06/01/45 (03/07/13)	1,125,000	1,125,000
Veterans Assistance, Series 2004 I, SPA: JPMorgan Chase Bank 0.170% 12/01/24 (03/06/13)	5,400,000	5,400,000
Veterans Housing Assistance, Series 1999 A-2, LIQ FAC: JPMorgan Chase Bank 0.160% 12/01/29 (03/06/13)	26,000,000	26,000,000
Veterans Housing: Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.170% 12/01/29 (03/06/13)	13,000,000	13,000,000
Series 2004, SPA: JPMorgan Chase Bank 0.170% 06/01/20 (03/06/13)	2,600,000	2,600,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.230% 12/01/26 (03/06/13)	6,465,000	6,465,000
Series 2009, SPA: JPMorgan Chase & Co. 0.170% 06/01/31 (03/06/13)	720,000	720,000
Veterans Land: Series 2000, SPA: JPMorgan Chase Bank: 0.140% 12/01/20 (03/05/13)	9,125,000	9,125,000
0.140% 12/01/30 (03/05/13)	11,700,000	11,700,000
Series 2003, SPA: State Street Bank & Trust Co. 0.170% 12/01/23 (03/05/13)	3,075,000	3,075,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Series 2004, SPA: State Street Bank & Trust Co. 0.140% 12/01/24 (03/05/13)	9,670,000	9,670,000
TX University of Texas
Financing System, Series 2008 B, LIQ FAC: University of Texas Investment Management Co. 0.090% 08/01/25 (03/07/13)	20,745,000	20,745,000
Texas Total		111,100,000
Washington – 0.1%
WA Health Care Facilities Authority
MultiCare Health System, Series 2007 C, LOC: Barclays Bank PLC 0.080% 08/15/41 (03/06/13)	17,605,000	17,605,000
Washington Total		17,605,000
Wisconsin – 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services: Series 2003 B, LOC: U.S. Bank N.A. 0.100% 08/15/33 (03/06/13)	11,650,000	11,650,000
Series 2007, LOC: PNC Bank N.A. 0.110% 08/15/36 (03/06/13)	19,030,000	19,030,000
WI Housing & Economic Development Authority
Series 2006 B, SPA: Bank of Nova Scotia 0.170% 09/01/37 (03/07/13)	4,750,000	4,750,000
Wisconsin Total		35,430,000
Total Municipal Bonds (cost of $495,869,000)		495,869,000
Government & Agency Obligations – 1.7%
U.S. Government Agencies – 1.7%
Federal Farm Credit Bank
0.250% 10/20/14 (04/20/13) (c)(d)	60,014,000	60,014,000
	Par ($)	Value ($)
Federal Home Loan Bank
0.300% 11/22/13	6,910,000	6,915,391
0.300% 11/25/13	4,795,000	4,798,784
0.300% 12/06/13	15,190,000	15,202,498
1.875% 06/21/13	34,500,000	34,672,247
4.875% 11/27/13	13,795,000	14,273,575
Federal Home Loan Mortgage Corp.
0.375% 11/27/13 (f)	8,839,000	8,850,942
0.440% 11/18/13 (03/01/13) (c)(d)	57,800,000	57,791,618
Federal National Mortgage Association
0.370% 01/27/14 (03/01/13) (c)(d)	14,000,000	13,998,705
0.380% 10/17/13 (03/01/13) (c)(d)	29,605,000	29,601,210
U.S. Government Agencies Total		246,118,970
Total Government & Agency Obligations (cost of $246,118,970)		246,118,970
Corporate Bonds – 0.5%
ANZ National International Ltd.
6.200% 07/19/13 (b)(g)	20,080,000	20,530,186
Credit Suisse New York/NY
5.000% 05/15/13	11,073,000	11,178,111
Shell International Finance BV
1.875% 03/25/13	35,715,000	35,752,174
Westpac Banking Corp.
2.100% 08/02/13	5,480,000	5,522,068
Total Corporate Bonds (cost of $72,982,539)		72,982,539
Repurchase Agreements – 27.5%
Repurchase agreement with ABN AMRO Bank US, Inc., dated 02/28/13, due 03/01/13 at 0.340%, collateralized by common stocks, market value $132,837,275 (repurchase proceeds $120,761,141)	120,760,000	120,760,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Bank of Nova Scotia, dated 02/28/13, due 03/01/13 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/43, market value $204,001,077 (repurchase proceeds $200,001,056)	200,000,000	200,000,000
Repurchase agreement with BNP Paribas, dated 01/29/13, at 0.250%, collateralized by corporate bonds with various maturities to 01/15/23, market value $58,747,500 (h)	55,950,000	55,950,000
Repurchase agreement with Citibank N.A., dated 02/28/13, due 03/01/13 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/43, market value $153,000,000 (repurchase proceeds $150,000,833)	150,000,000	150,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/13, due 04/01/13 at 0.390%, collateralized by common stocks, market value $192,857,323 (repurchase proceeds $181,202,795)	181,140,000	181,140,000
Repurchase agreement with Credit Suisse First Boston, dated 01/22/13, due 04/29/13 at 0.400%, collateralized by common stocks, market value $61,249,973 (repurchase proceeds $56,961,326)	56,900,000	56,900,000
	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 01/24/13, due 05/01/13 at 0.400%, collateralized by common stocks, market value $61,402,895 (repurchase proceeds $57,411,811)	57,350,000	57,350,000
Repurchase agreement with Credit Suisse First Boston, dated 02/04/13, due 05/10/13 at 0.400%, collateralized by common stocks, market value $64,133,514 (repurchase proceeds $59,843,101)	59,780,000	59,780,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/13, due 03/01/13 at 0.260%, collateralized by corporate bonds with various maturities to 09/20/22, market value $97,003,253 (repurchase proceeds $92,380,667)	92,380,000	92,380,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/13, due 03/01/13 at 0.310%, collateralized by common stocks, market value $206,364,360 (repurchase proceeds $193,221,664)	193,220,000	193,220,000
Repurchase agreement with Deutsche Bank Securities, dated 02/22/13, due 03/01/13 at 0.370%, collateralized by common stocks, preferred stocks and convertible bonds with various maturities to 11/15/40, market value $131,145,175 (repurchase proceeds $118,168,501)	118,160,000	118,160,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 02/28/13, due 03/01/13 at 0.360%, collateralized by common stocks, preferred stocks and convertible bonds with various maturities to 12/15/36, market value $227,693,981 (repurchase proceeds $211,337,113)	211,335,000	211,335,000
Repurchase agreement with Goldman Sachs, dated 02/28/13, due 03/01/13 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/29, market value $154,592,321 (repurchase proceeds $151,559,758)	151,559,000	151,559,000
Repurchase agreement with Goldman Sachs, dated 02/28/13, due 03/01/13 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/43, market value $255,001,428 (repurchase proceeds $250,001,319)	250,000,000	250,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 10/01/41, market value $153,001,784 (repurchase proceeds $150,000,792)	150,000,000	150,000,000
	Par ($)	Value ($)
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/41, market value $92,820,743 (repurchase proceeds $91,000,556)	91,000,000	91,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.260%, collateralized by corporate bonds with various maturities to 06/01/22, market value $74,973,127 (repurchase proceeds $71,400,516)	71,400,000	71,400,000
Repurchase agreement with J.P. Morgan Securities, dated 01/04/13, due 04/04/13 at 0.380%, collateralized by corporate bonds with various maturities to 01/17/23, market value $36,750,922 (repurchase proceeds $35,033,250)	35,000,000	35,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/05/13, due 05/10/13 at 0.370%, collateralized by corporate bonds with various maturities to 11/26/22, market value $31,409,892 (repurchase proceeds $29,938,896)	29,910,000	29,910,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/13, due 03/01/13 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 02/01/28, market value $51,004,580 (repurchase proceeds $50,000,278)	50,000,000	50,000,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 02/28/13, due 03/01/13 at 0.310%, collateralized by corporate bonds with various maturities to 11/15/22, market value $199,188,502 (repurchase proceeds $189,701,634)	189,700,000	189,700,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/13, due 04/15/13 at 0.560%, collateralized by corporate bonds with various maturities to 11/15/40, market value $115,613,412 (repurchase proceeds $105,165,198)	105,090,000	105,090,000
Repurchase agreement with J.P. Morgan Securities, dated 12/03/12, due 03/05/13 at 0.380%, collateralized by corporate bonds with various maturities to 09/20/22, market value $51,034,973 (repurchase proceeds $48,647,196)	48,600,000	48,600,000
Repurchase agreement with J.P. Morgan Securities, dated 12/28/12, due 03/28/13 at 0.400%, collateralized by corporate bonds with various maturities to 04/01/22, market value $30,214,203 (repurchase proceeds $28,803,775)	28,775,000	28,775,000
Repurchase agreement with RBC Capital Markets, dated 02/27/13, due 03/06/13 at 0.210%, collateralized by corporate bonds, commercial paper and certificates of deposit with various maturities to 07/28/21, market value $500,541,801 (repurchase proceeds $482,929,719)	482,910,000	482,910,000
	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 02/28/13, due 03/01/13 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/43, market value $381,286,200 (repurchase proceeds $373,811,869)	373,810,000	373,810,000
Repurchase agreement with RBC Capital Markets, dated 12/26/12, due 03/26/13 at 0.310%, collateralized by corporate bonds with various maturities to 01/15/23, market value $73,710,001 (repurchase proceeds $70,254,405)	70,200,000	70,200,000
Repurchase agreement with TD USA Securities, Inc., dated 02/28/13, due 03/01/13 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 05/01/42, market value $102,000,001 (repurchase proceeds $100,000,528)	100,000,000	100,000,000
Repurchase agreement with UBS Securities LLC, dated 02/28/13, due 03/01/13 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 08/31/14, market value $98,327,006 (repurchase proceeds $96,399,402)	96,399,000	96,399,000
Repurchase agreement with Wells Fargo, dated 02/26/13, due 03/05/13 at 0.290%, collateralized by corporate bonds, a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 01/01/49, market value $86,047,492 (repurchase proceeds $82,374,645)	82,370,000	82,370,000

See Accompanying Notes to Financial Statements.

10

BofA Money Market Reserves

February 28, 2013 (Unaudited)

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 02/28/13, due 03/01/13 at 0.180%, collateralized by a U.S. Government Agency obligation maturing 02/01/23, market value $51,000,000 (repurchase proceeds $50,000,250)	50,000,000	50,000,000
Repurchase agreement with Wells Fargo, dated 02/28/13, due 03/07/13 at 0.290%, collateralized by corporate bonds and a U.S. Government Agency obligation with various maturities to 02/15/23, market value $86,683,611 (repurchase proceeds $82,569,656)	82,565,000	82,565,000
Total Repurchase Agreements (cost of $4,036,263,000)		4,036,263,000
Total Investments – 100.1% (cost of $14,701,196,445) (i)		14,701,196,445
Other Assets & Liabilities, Net – (0.1)%		(12,409,258)
Net Assets – 100.0%		14,688,787,187

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $5,131,879,829 or 34.9% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2013.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Security purchased on a delayed delivery basis.

(h)  Open repurchase agreement with no specific maturity date.

(i)  Cost for federal income tax purposes is $14,701,196,445.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Asset-Backed Commercial Paper	$—	$4,190,135,304	$—	$4,190,135,304
Total Certificates of Deposit	—	2,774,692,170	—	2,774,692,170
Total Commercial Paper	—	2,063,113,462	—	2,063,113,462
Total Time Deposits	—	822,022,000	—	822,022,000
Total Municipal Bonds	—	495,869,000	—	495,869,000
Total Government & Agency Obligations	—	246,118,970	—	246,118,970
Total Corporate Bonds	—	72,982,539	—	72,982,539
Total Repurchase Agreements	—	4,036,263,000	—	4,036,263,000
Total Investments	$—	$14,701,196,445	$—	$14,701,196,445

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Asset-Backed Commercial Paper	28.5
Certificates of Deposit	18.9
Commercial Paper	14.0
Time Deposits	5.6
Municipal Bonds	3.4
Government & Agency Obligations	1.7
Corporate Bonds	0.5
72.6
Repurchase Agreements	27.5
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – BofA Money Market Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	10,664,933,445
	Repurchase agreements, at amortized cost approximating value	4,036,263,000
	Total investments, at value	14,701,196,445
	Cash	124
	Receivable for:
	Fund shares sold	13,881
	Interest	2,639,740
	Expense reimbursement due from investment advisor	5,447
	Trustees' deferred compensation plan	69,541
	Prepaid expenses	267,335
	Total Assets	14,704,192,513
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	12,789,795
	Fund shares repurchased	23,409
	Distributions	215,456
	Investment advisory fee	1,682,016
	Administration fee	436,871
	Pricing and bookkeeping fees	19,533
	Transfer agent fee	32,075
	Trustees' fees	9,470
	Custody fee	41,846
	Distribution and service fees	24,621
	Shareholder administration fee	17,636
	Chief compliance officer expenses	4,100
	Trustees' deferred compensation plan	69,541
	Other liabilities	38,957
	Total Liabilities	15,405,326
	Net Assets	14,688,787,187
Net Assets Consist of	Paid-in capital	14,688,710,836
	Overdistributed net investment income	(20,403)
	Accumulated net realized gain	96,754
	Net Assets	14,688,787,187

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$444,020,064
	Shares outstanding	444,016,075
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$13,745,117,463
	Shares outstanding	13,745,005,784
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$27,905,733
	Shares outstanding	27,905,472
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$394,853,969
	Shares outstanding	394,850,931
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$12,745,447
	Shares outstanding	12,745,343
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$64,144,511
	Shares outstanding	64,143,930
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

13

Statement of Operations – BofA Money Market Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	20,013,237
Expenses	Investment advisory fee	9,883,534
	Administration fee	6,519,023
	Service fee:
	Adviser Class Shares	579,540
	Liquidity Class Shares	43,125
	Shareholder administration fee:
	Institutional Class Shares	64,161
	Trust Class Shares	46,578
	Transfer agent fee	120,364
	Pricing and bookkeeping fees	85,315
	Trustees' fees	80,205
	Custody fee	123,705
	Chief compliance officer expenses	14,542
	Other expenses	346,550
	Total Expenses	17,906,642
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,990,630)
	Fees waived by distributor:
	Adviser Class Shares	(335,526)
	Liquidity Class Shares	(24,481)
	Trust Class Shares	(2,634)
	Expense reductions	(386)
	Net Expenses	13,552,985
	Net Investment Income	6,460,252
	Net realized gain on investments	8,725
	Net Increase Resulting from Operations	6,468,977

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – BofA Money Market Reserves

		(Unaudited) Six Months Ended	Year Ended
		February 28,	August 31,
Increase (Decrease) in Net Assets		2013 ($)	2012 ($)
Operations	Net investment income	6,460,252	12,964,629
	Net realized gain on investments	8,725	105,652
	Net increase resulting from operations	6,468,977	13,070,281
Distributions to Shareholders	From net investment income:
	Capital Class Shares (1)	(6,316,774)	(12,190,676)
	Institutional Capital Shares (1)	(35,316)	(345,214)
	Institutional Class Shares	(102,442)	(383,120)
	Liquidity Class Shares	—	(1,745)
	Retail A Class Shares (1)	—	(504)
	Trust Class Shares	(5,720)	(43,370)
	From net realized gains:
	Adviser Class Shares	(595)	(1,150)
	Capital Class Shares (1)	(16,374)	(8,785)
	Institutional Capital Shares (1)	(41)	(301)
	Institutional Class Shares	(355)	(494)
	Liquidity Class Shares	(44)	(45)
	Trust Class Shares	(135)	(121)
	Total distributions to shareholders	(6,477,796)	(12,975,525)
	Net Capital Stock Transactions	3,019,008,352	3,650,203,097
	Total increase in net assets	3,018,999,533	3,650,297,853
Net Assets	Beginning of period	11,669,787,654	8,019,489,801
	End of period	14,688,787,187	11,669,787,654
	Overdistributed net investment income at end of period	(20,403)	(20,403)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	832,336,621	832,336,621	1,929,505,878	1,929,505,878
Distributions reinvested	37	37	37	37
Redemptions	(838,188,379)	(838,188,379)	(2,161,591,451)	(2,161,591,451)
Net decrease	(5,851,721)	(5,851,721)	(232,085,536)	(232,085,536)
Capital Class Shares (1)
Subscriptions	37,187,131,127	37,187,131,127	48,261,681,377	48,261,681,377
Conversion	—	—	41,663,554	41,663,554
Distributions reinvested	4,506,358	4,506,358	8,934,343	8,934,343
Redemptions	(33,985,303,426)	(33,985,303,426)	(44,160,875,936)	(44,160,875,936)
Net increase	3,206,334,059	3,206,334,059	4,151,403,338	4,151,403,338
Institutional Capital Shares (1)
Subscriptions	54,759,810	54,759,810	380,697,323	380,697,323
Distributions reinvested	38	38	11,601	11,601
Redemptions	(270,691,345)	(270,691,345)	(350,299,291)	(350,299,291)
Net increase (decrease)	(215,931,497)	(215,931,497)	30,409,633	30,409,633
Institutional Class Shares
Subscriptions	505,417,516	505,417,516	977,916,119	977,916,120
Distributions reinvested	98,743	98,743	375,721	375,721
Redemptions	(435,120,175)	(435,120,175)	(1,188,709,761)	(1,188,709,761)
Net increase (decrease)	70,396,084	70,396,084	(210,417,921)	(210,417,920)
Liquidity Class Shares
Subscriptions	49,285,917	49,285,917	14,898,323	14,898,323
Distributions reinvested	44	44	1,763	1,763
Redemptions	(65,797,087)	(65,797,087)	(33,547,997)	(33,547,997)
Net decrease	(16,511,126)	(16,511,126)	(18,647,911)	(18,647,911)
Retail A Class Shares (1)
Subscriptions	—	—	559,596	559,596
Conversion	—	—	(41,663,554)	(41,663,554)
Redemptions	—	—	(1,050,713)	(1,050,714)
Net decrease	—	—	(42,154,671)	(42,154,672)
Trust Class Shares
Subscriptions	197,444,880	197,444,880	373,158,766	373,158,765
Redemptions	(216,872,327)	(216,872,327)	(401,462,600)	(401,462,600)
Net decrease	(19,427,447)	(19,427,447)	(28,303,834)	(28,303,835)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012		2011(a)		2010 (b)(c)	2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	0.01		0.03
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	— (e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	— (e)	0.01		0.03
Less Distributions to Shareholders:
From net investment income	—		—		—		—	(0.01)		(0.03)
From capital gains	—	(d)	—	(d)	—		—	—		—
Total from distributions to shareholders	—	(d)	—	(d)	—		—	(0.01)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(i)	0.00%		0.00%	0.89	%(j)(k)	3.51	%(l)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (m)	0.31	%(n)	0.33%		0.31%		0.33%	0.48%		0.45%
Waiver/Reimbursement	0.21	%(n)	0.18%		0.21%		0.19%	0.06%		0.05%
Net investment income (m)	—		—		—	%(i)	—	1.08	%(k)	3.52%
Net assets, end of period (000s)	$444,020		$449,873		$681,956		$1,399,372	$3,100,587		$6,545,670

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.001	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(f)	— (f)	— (f)	—	(e)	—	(e)	—	(e)
Total from investment operations	0.001		0.001	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
From capital gains	—	(f)	— (f)	—	—		—		—
Total from distributions to shareholders	(0.001)		(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (g)(h)	0.05	%(i)	0.14%	0.11%	0.13%		1.13	%(j)	3.76	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.20	%(m)	0.20%	0.20%	0.20%		0.24%		0.20%
Waiver/Reimbursement	0.06	%(m)	0.06%	0.07%	0.07%		0.05%		0.05%
Net investment income (l)	0.10	%(m)	0.14%	0.11%	0.13%		1.07%		3.81%
Net assets, end of period (000s)	$13,745,117		$10,538,788	$6,387,295	$8,094,013		$8,254,775		$10,352,511
(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.001	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(f)	— (f)	— (f)	—	(e)	—	(e)	—	(e)
Total from investment operations	0.001		0.001	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
From capital gains	—	(f)	— (f)	—	—		—		—
Total from distributions to shareholders	(0.001)		(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (g)(h)	0.05	%(i)	0.14%	0.11%	0.13%		1.13	%(j)	3.76	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.20	%(m)	0.20%	0.20%	0.20%		0.24%		0.20%
Waiver/Reimbursement	0.06	%(m)	0.06%	0.07%	0.07%		0.05%		0.05%
Net investment income (l)	0.12	%(m)	0.14%	0.11%	0.13%		1.19%		3.73%
Net assets, end of period (000s)	$27,906		$243,840	$213,428	$331,202		$490,631		$680,983

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012	2011 (a)	2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	— (d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	0.001	0.001	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
From capital gains	—	(d)	— (d)	—	—		—		—
Total from distributions to shareholders	—	(d)	(0.001)	(0.001)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.03	%(h)	0.10%	0.07%	0.09%		1.09	%(i)	3.72	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.24	%(l)	0.24%	0.24%	0.24%		0.28%		0.24%
Waiver/Reimbursement	0.06	%(l)	0.06%	0.07%	0.06%		0.05%		0.05%
Net investment income (k)	0.06	%(l)	0.09%	0.07%	0.09%		1.11%		3.66%
Net assets, end of period (000s)	$394,854		$324,459	$534,875	$991,882		$2,003,722		$2,926,008

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
From capital gains	—	(d)	—	(d)	—		—		—		—
Total from distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(i)	0.01%		0.98	%(j)	3.61	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.31	%(m)	0.32%		0.31%		0.33%		0.39%		0.35%
Waiver/Reimbursement	0.20	%(m)	0.19%		0.21%		0.19%		0.15%		0.15%
Net investment income (l)	—		0.01%		—	%(i)	—	%(i)	1.12%		3.71%
Net assets, end of period (000s)	$12,745		$29,257		$47,905		$102,245		$453,489		$1,014,693

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009		2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.01		0.04
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.01		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
From capital gains	—	(d)	—	(d)	—		—		—		—
Total from distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)
Net Asset Value, End Of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.04%		0.02%		0.03%		1.03	%(i)	3.66	%(j)(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.29	%(m)	0.30%		0.29%		0.30%		0.34%		0.30%
Waiver/Reimbursement	0.07	%(m)	0.06%		0.08%		0.07%		0.05%		0.05%
Net investment income (l)	0.01	%(m)	0.04%		0.02%		0.03%		1.02%		3.40	%(k)
Net assets, end of period (000s)	$64,145		$83,572		$111,876		$87,924		$179,509		$162,859

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – BofA Money Market Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On August 18, 2011, Investor Class shares were liquidated. After the close of business on September 30, 2011, G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Retail A Class shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

BofA Money Market Reserves, February 28, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Support

On September 8, 2009, an affiliate of BofA purchased certain securities owned by the Fund.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax

24

BofA Money Market Reserves, February 28, 2013 (Unaudited)

differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from
Ordinary Income*	$12,964,629
Long-Term Capital Gains	10,896

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

25

BofA Money Market Reserves, February 28, 2013 (Unaudited)

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

26

BofA Money Market Reserves, February 28, 2013 (Unaudited)

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2015	2014	2013	recovery	ended 02/28/13
$6,172,479	$6,692,522	$8,091,801	$20,956,802	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

27

BofA Money Market Reserves, February 28, 2013 (Unaudited)

Note 6. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $386 for the Fund.

Note 7. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under this arrangement.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The

Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

28

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

29

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Money Market Reserves, the Board received information showing that the Fund's Contractual Management Rate, Actual Management Rate and total expense ratio were above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information

30

from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Money Market Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-MMR-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	31
Board Consideration and Re-Approval of Investment Advisory Agreement	37
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,023.80	0.99	1.00	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.60	1.19	1.20	0.24
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,023.80	0.99	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,023.65	1.14	1.15	0.23
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.60	1.19	1.20	0.24
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.60	1.19	1.20	0.24
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds – 78.3%
	Par ($)	Value ($)
Alaska – 0.1%
AK Municipality of Anchorage
0.230% 06/05/13	2,900,000	2,900,000
Alaska Total		2,900,000
Arizona – 0.2%
AZ Maricopa County Industrial Development Authority
Sonora Vista II Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.260% 12/01/39 (03/07/13) (a)(b)	845,000	845,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates, Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.260% 06/01/31 (03/07/13) (a)(b)	4,400,000	4,400,000
Arizona Total		5,245,000
Arkansas – 0.1%
AR Development Finance Authority
MERLOTS, Series 2007 C106, AMT, DPCE: GNMA/FNMA, SPA: Wells Fargo Bank N.A. 0.400% 01/01/35 (03/06/13) (a)(b)	955,000	955,000
AR Lowell
Arkansas Democrat-Gazette, Series 2006, AMT, LOC: JPMorgan Chase Bank 0.160% 10/01/36 (03/06/13) (a)(b)	1,000,000	1,000,000
Arkansas Total		1,955,000
California – 5.7%
CA Golden State Tobacco Securitization Corp.
Enhanced Asset-Backed, Series 2003 B, Pre-refunded 06/01/13: 5.500% 06/01/43	2,000,000	2,026,569
5.625% 06/01/38	2,250,000	2,280,376

	Par ($)	Value ($)
Series 2003 A-1, Pre-refunded 06/01/13, 6.750% 06/01/39	3,240,000	3,293,255
Series 2003 A-4, Pre-refunded 06/01/13, 7.800% 06/01/42	800,000	815,169
CA Los Angeles
Tax & Revenue Anticipation Notes, Series 2012 C, 2.000% 04/25/13	27,600,000	27,674,692
CA San Diego County Regional Airport Authority
Series 2005, AMT, GTY AGMT: Deutsche Bank A.G., LIQ FAC: Deutsche Bank A.G. 0.210% 07/01/20 (03/07/13) (a)(b)	1,165,000	1,165,000
CA San Francisco Community
San Francisco Airport Commission, Series A-2, LOC: Barclays Bank PLC 0.160% 04/17/13	10,000,000	10,000,000
CA School Cash Reserve Program Authority
Series 2013 Z, 2.000% 10/01/13	9,520,000	9,620,166
CA Statewide Communities Development Authority
Kaiser Permanente, Series 2009 B-4: 0.200% 09/12/13	6,350,000	6,350,000
0.260% 08/06/13	15,000,000	15,000,000
CA State
Revenue Anticipation Notes: Series 2012 A-1, 2.500% 05/30/13	9,500,000	9,550,689
Series 2012 A-2, 2.500% 06/20/13	38,500,000	38,741,503
California Total		126,517,419
Colorado – 2.9%
CO Boulder County
Boulder Medical Center PC, Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.260% 01/01/17 (03/07/13) (a)(b)	1,060,000	1,060,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Denver Airport System Revenue
Series 1992 G, AMT, LOC: Lloyds TSB Bank PLC 0.190% 11/15/25 (03/06/13) (a)(b)	17,600,000	17,600,000
CO Housing & Finance Authority
Series 2002 A-1, AMT, SPA: FHLB 0.160% 10/01/22 (03/06/13) (a)(b)	8,950,000	8,950,000
CO Wells Fargo Stage Trust
Colorado State Housing Finance Authority University Hills LLC, Floating Certificates, Series 2012 81C, LIQ FAC: Wells Fargo Bank N.A. 0.100% 10/01/54 (03/07/13) (a)(b)(c)	9,990,000	9,990,000
Denver City & County Airport, Floating Certificates, Series 2012 84C, LIQ FAC: Wells Fargo Bank N.A. 0.100% 11/15/43 (03/07/13) (a)(b)(c)	11,420,000	11,420,000
Floating Certificates: Series 2012 102C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 03/15/35 (06/06/13) (a)(b)(c)	8,740,000	8,740,000
Series 2012 110C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 11/01/37 (06/13/13) (a)(b)(c)	7,665,000	7,665,000
Colorado Total		65,425,000
Connecticut – 1.4%
CT Enfield
Series 2012, 1.250% 08/13/13	1,000,000	1,004,283
CT JPMorgan Chase Putters/Drivers Trust
Waterford, CT, Series 2012 4074, LIQ FAC: JPMorgan Chase Bank 0.110% 03/18/13 (03/01/13) (a)(b)(c)	7,480,000	7,480,000
CT Manchester
Series 2012, 1.250% 07/05/13	6,785,000	6,808,824

	Par ($)	Value ($)
CT New Milford
Series 2012, 1.000% 07/25/13	13,200,000	13,242,674
CT Thomaston
Series 2012, 1.000% 05/09/13	3,000,000	3,004,026
Connecticut Total		31,539,807
Delaware – 3.1%
DE Eagle Tax-Exempt Trust
Series 2008, AMT, Insured: FHLMC, LIQ FAC: FHLB 0.160% 04/15/49 (03/07/13) (a)(b)	69,370,000	69,370,000
Delaware Total		69,370,000
Florida – 2.1%
FL Development Finance Corp.
4504 30th Street West LLC, Series 2007, AMT, LOC: Branch Banking & Trust 0.290% 09/01/27 (03/07/13) (a)(b)	2,800,000	2,800,000
FL Hillsborough County Industrial Development Authority
Allied Aerofoam Real Estate, Series 2003, AMT, LOC: Wells Fargo Bank N.A. 0.260% 08/01/23 (03/07/13) (a)(b)	1,905,000	1,905,000
Seaboard Tampa Terminals, Series 1986, AMT, LOC: Northern Trust Co. 0.410% 12/01/16 (03/06/13) (a)(b)	4,250,000	4,250,000
FL Housing Finance Corp.
Tuscany Lakes Ltd., Series 2006 K-3, AMT, DPCE: FNMA 0.160% 11/15/35 (03/07/13) (a)(b)	2,400,000	2,400,000
FL Miami-Dade County Health Facilities Authority
Variety Children's Hospital, Series 2006 A1, LOC: Wells Fargo Bank N.A. 0.120% 08/01/34 (03/06/13) (a)(b)	2,600,000	2,600,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL North Broward Hospital District
Series 2005 A-6, LOC: Wells Fargo Bank N.A. 0.090% 01/15/27 (03/07/13) (a)(b)	21,170,000	21,170,000
FL Orange County Housing Finance Authority
Marbella Cove II LP, Series 2007 B, AMT, LOC: FHLB 0.160% 06/15/42 (03/06/13) (a)(b)	4,185,000	4,185,000
FL Sunshine Governmental Financing Commission
0.180% 05/09/13	3,800,000	3,800,000
Series 2013 H, SPA: JPMorgan Chase Bank 0.190% 06/07/13	4,800,000	4,800,000
Florida Total		47,910,000
Georgia – 1.3%
GA Atlanta Urban Residential Finance Authority
Series 1992 A, AMT, LOC: Wells Fargo Bank N.A. 0.260% 12/01/14 (03/07/13) (a)(b)	855,000	855,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.290% 10/01/21 (03/07/13) (a)(b)	1,735,000	1,735,000
GA Gwinnett County Development Authority
KMD Group LLC, Series 2007, AMT, LOC: Branch Banking & Trust 0.250% 02/01/32 (03/06/13) (a)(b)	1,505,000	1,505,000
GA Houston County Development Authority
Clean Control Corp., Series 2000, AMT, LOC: Branch Banking & Trust 0.190% 06/01/20 (03/07/13) (a)(b)	1,400,000	1,400,000
GA Metropolitan Atlanta Rapid Transit Authority
0.140% 03/06/13	3,900,000	3,900,000

	Par ($)	Value ($)
GA Municipal Gas Authority
Gas Portfolio III: Series 2012 P, 2.000% 05/22/13	11,000,000	11,041,376
Series 2012 R, 2.000% 10/01/13	3,800,000	3,837,754
GA Savannah Economic Development Authority
Consolidated Utilities, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.190% 11/01/27 (03/07/13) (a)(b)	4,190,000	4,190,000
GA Wayne County Industrial Development Authority
Absorption Corp., Series 2004, AMT, LOC: Branch Banking & Trust 0.190% 09/01/19 (03/07/13) (a)(b)	1,600,000	1,600,000
Georgia Total		30,064,130
Idaho – 1.3%
ID Eagle Industrial Development Corp.
Rose Cottage LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.310% 09/01/21 (03/07/13) (a)(b)	2,610,000	2,610,000
ID State
Tax Anticipation Notes, Series 2012, 2.000% 06/28/13	27,000,000	27,158,069
Idaho Total		29,768,069
Illinois – 3.9%
IL Chicago
Concordia Place Apartments LP, Series 2003, AMT, LOC: BMO Harris Bank N.A. 0.240% 07/01/34 (03/07/13) (a)(b)	11,945,000	11,945,000
Groot Industries, Inc., Series 1995, AMT, LOC: JPMorgan Chase Bank 0.360% 12/01/15 (03/07/13) (a)(b)	400,000	400,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MERLOTS: Series 2007 C46, AMT, SPA: Wells Fargo Bank N.A. 0.400% 12/01/38 (03/06/13) (a)(b)	1,370,000	1,370,000
Series 2008 C38, AMT, SPA: Wells Fargo Bank N.A. 0.400% 06/01/43 (03/06/13) (a)(b)(c)	1,895,000	1,895,000
MRC Polymers, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.220% 10/01/31 (03/07/13) (a)(b)	3,670,000	3,670,000
North Larabee LP, Series 2001 A, AMT, LOC: BMO Harris Bank N.A. 0.220% 04/01/36 (03/07/13) (a)(b)	4,085,000	4,085,000
Renaissance St. Luke LP, Series 2004 A, AMT, LOC: BMO Harris Bank N.A. 0.220% 01/01/39 (03/07/13) (a)(b)	3,425,000	3,425,000
IL Des Plaines
MMP Properties LLC, Series 1998, AMT, LOC: JPMorgan Chase Bank 0.360% 10/01/18 (03/07/13) (a)(b)	875,000	875,000
IL Educational Facilities Authority
Pooled Financing Program, Series 95, LOC: Northern Trust Co. 0.150% 05/06/13	12,500,000	12,500,000
IL Finance Authority
Barton Manufacturing, Inc., Series 2005, AMT, LOC: PNC Bank N.A. 0.200% 11/01/18 (03/07/13) (a)(b)	1,228,000	1,228,000
Campanya-Turano Bakery, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.360% 08/01/25 (03/07/13) (a)(b)	1,150,000	1,150,000

	Par ($)	Value ($)
Clingan Steel, Inc., Series 2003 A, AMT, LOC: JPMorgan Chase Bank 0.560% 12/01/23 (03/07/13) (a)(b)	330,000	330,000
Decatur Mental Health Center, Series 1997, AMT, LOC: PNC Bank N.A. 0.200% 05/01/18 (03/07/13) (a)(b)	1,215,000	1,215,000
Engineered Polymer, Valspar Corp., Series 1995, AMT, LOC: Lloyds Bank 0.260% 08/01/15 (03/07/13) (a)(b)	8,000,000	8,000,000
Groot Industries, Inc., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.360% 12/01/23 (03/07/13) (a)(b)	3,135,000	3,135,000
Knead Dough Baking, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.560% 09/01/25 (03/07/13) (a)(b)	420,000	420,000
Lake Towers Associates II LP, Cinnamon Lake Towers, Series 1997, AMT, DPCE: FHLMC, SPA: FHLMC 0.240% 10/01/23 (03/07/13) (a)(b)	8,565,000	8,565,000
Merug LLC, Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.360% 12/01/18 (03/07/13) (a)(b)	1,500,000	1,500,000
Toyal America, Inc., Series 1997, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ 0.160% 06/01/17 (03/07/13) (a)(b)	4,200,000	4,200,000
IL Housing Development Authority
Florida House, Series 2008 C, AMT, LOC: JPMorgan Chase Bank 0.160% 07/01/41 (03/07/13) (a)(b)	5,185,000	5,185,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Pontiac Tower Associates III, Series 2005, AMT, LOC: BMO Harris Bank N.A. 0.240% 09/01/35 (03/07/13) (a)(b)	3,400,000	3,400,000
Sterling Towers Associates II, Series 2001, AMT, LOC: BMO Harris Bank N.A. 0.240% 10/01/35 (03/07/13) (a)(b)	3,375,000	3,375,000
IL Skokie Village
P.S. Greetings, Inc., Series 2003 P, AMT, LOC: JPMorgan Chase Bank 0.200% 12/01/33 (03/07/13) (a)(b)	1,765,000	1,765,000
IL State
Unemployment Insurance Fund, Series 2012 A, 2.000% 06/15/13	3,000,000	3,014,923
Illinois Total		86,647,923
Indiana – 4.6%
IN Allen County
Debeere LLC, Series 2002, AMT, LOC: JPMorgan Chase Bank 0.610% 08/01/17 (03/07/13) (a)(b)	1,500,000	1,500,000
IN Finance Authority
Midwest Fertilizer Corp., Series 2012, 0.200% 07/01/46 (07/01/13) (b)(d)	19,575,000	19,575,000
IN Gibson County
Toyota Motor Manufacturing: Series 1997, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.100% 10/01/27 (03/06/13) (a)(b)	10,000,000	10,000,000
Series 1998, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.100% 01/01/28 (03/06/13) (a)(b)	10,000,000	10,000,000
Series 1999 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.100% 01/01/29 (03/06/13) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
Series 2000 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.100% 01/01/30 (03/06/13) (a)(b)	10,000,000	10,000,000
Series 2001 B, AMT, GTY AGMT: Toyota Motor Credit Corp.: 0.100% 02/01/31 (03/06/13) (a)(b)	10,000,000	10,000,000
0.100% 09/01/31 (03/06/13) (a)(b)	10,000,000	10,000,000
IN Wayne Township School Building Corp./Marion County
Series 2003 B, Pre-refunded 01/15/14: 5.250% 07/15/19	2,665,000	2,783,049
5.250% 07/15/20	2,805,000	2,929,251
5.250% 07/15/21	1,150,000	1,200,941
5.250% 07/15/22	5,000,000	5,221,481
5.250% 07/15/23	8,895,000	9,289,015
Indiana Total		102,498,737
Iowa – 0.1%
IA Clinton
Sethness Products Company., Series 2004, AMT, LOC: Northern Trust Co. 0.410% 12/01/22 (03/06/13) (a)(b)	2,800,000	2,800,000
Iowa Total		2,800,000
Kansas – 0.2%
KS Wyandotte County-Kansas City Unified Government
Series 2013 I, 0.240% 03/01/14	4,470,000	4,470,884
Kansas Total		4,470,884
Kentucky – 1.1%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc., Series 2001, AMT, LOC: JPMorgan Chase Bank 0.410% 05/01/31 (03/06/13) (a)(b)	7,410,000	7,410,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
KY Clipper Tax-Exempt Certificate Trust
Kentucky Housing Corp., Certification of Participation, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.230% 07/01/35 (03/07/13) (a)(b)	3,320,000	3,320,000
KY Hopkinsville
Comefri USA, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.290% 06/01/26 (03/07/13) (a)(b)	2,660,000	2,660,000
KY Pendleton County
Associate County Leasing, Series 1989, LOC: JPMorgan Chase Bank 0.400% 05/03/13	7,000,000	7,000,000
KY Rural Water Finance Corp.
Construction Notes, Series 2012 D-1, 1.000% 10/01/13	4,500,000	4,517,903
Kentucky Total		24,907,903
Louisiana – 0.1%
LA Calcasieu Parish Industrial Development Board, Inc.
Hydroserve Westlake LLC, Series 1998, AMT, LOC: JPMorgan Chase Bank 0.160% 06/01/25 (03/06/13) (a)(b)	1,200,000	1,200,000
Louisiana Total		1,200,000
Maine – 1.7%
ME Housing Authority
Series 2006 D-3, AMT, LIQ FAC: State Street Bank & Trust Co. 0.150% 11/15/35 (03/07/13) (a)(b)	4,000,000	4,000,000
Series 2008 B, AMT, SPA: Bank of New York 0.160% 11/15/41 (03/07/13) (a)(b)	15,000,000	15,000,000
Series 2008 D, AMT, SPA: Bank of New York 0.160% 11/15/42 (03/07/13) (a)(b)	20,000,000	20,000,000
Maine Total		39,000,000

	Par ($)	Value ($)
Maryland – 0.3%
MD Carroll County
Shelters Systems, Ltd., Series 2004, AMT, LOC: Branch Banking & Trust 0.190% 07/01/24 (03/07/13) (a)(b)	3,900,000	3,900,000
MD Economic Development Corp.
Aviation Administrative Facility, Series 2003, AMT, Pre-refunded 06/01/13, 5.500% 06/01/15	2,690,000	2,725,273
Maryland Total		6,625,273
Massachusetts – 0.9%
MA Beverly
Series 2012, 1.000% 07/10/13	2,700,000	2,707,577
MA Billerica
Series 2012, 1.000% 05/17/13	2,000,000	2,003,177
MA Hingham
Series 2012, 0.750% 06/28/13	7,830,000	7,844,117
MA Norton
Series 2012, 1.000% 12/13/13	5,000,000	5,028,189
MA State
Central Artery, Series 2000 B, SPA: U.S. Bank N.A. 0.100% 12/01/30 (03/01/13) (a)(b)	3,100,000	3,100,000
Massachusetts Total		20,683,060
Michigan – 14.2%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal, Series 2006, LOC: Bank of New York 0.300% 07/01/26 (04/01/13) (a)(b)	80,981,000	80,981,000
MI Finance Authority
State Aid Notes, Series 2012 B-1, 2.000% 08/20/13	30,000,000	30,228,807

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Housing Development Authority
Series 2008 A, AMT, SPA: JPMorgan Chase Bank 0.140% 10/01/37 (03/01/13) (a)(b)	2,100,000	2,100,000
MI RBC Municipal Products, Inc., Trust
Michigan Higher Ed Student Loan Authority: Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.160% 09/01/32 (03/07/13) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT, LOC: Royal Bank of Canada 0.160% 09/01/32 (03/07/13) (a)(b)	57,895,000	57,895,000
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles: Series 2002, SPA: JPMorgan Chase Bank 0.160% 01/01/32 (03/07/13) (a)(b)	30,100,000	30,100,000
Series 2006, SPA: JPMorgan Chase Bank 0.160% 01/01/35 (03/07/13) (a)(b)	3,910,000	3,910,000
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.560% 02/01/16 (03/06/13) (a)(b)	400,000	400,000
MI Strategic Fund
Agritek Industries, Inc., Series 2005, AMT, LOC: PNC Bank N.A. 0.200% 06/01/35 (03/07/13) (a)(b)	1,750,000	1,750,000
Coastal Container Corp., Series 2007, AMT, LOC: PNC Bank N.A. 0.210% 12/01/27 (03/07/13) (a)(b)	4,650,000	4,650,000
Continental Carbonic Products, Inc., Series 2007, AMT, LOC: JPMorgan Chase Bank 0.210% 03/01/32 (03/07/13) (a)(b)	6,460,000	6,460,000

	Par ($)	Value ($)
Lapeer Technologies LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.310% 02/01/20 (03/06/13) (a)(b)	950,000	950,000
Richwood Industries, Inc., Series 1999, AMT, LOC: JPMorgan Chase Bank 0.170% 09/01/30 (03/06/13) (a)(b)	2,200,000	2,200,000
Michigan Total		317,714,807
Minnesota – 1.7%
MN Chisago Lakes Independent School District No. 2144
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.250% 08/30/13	2,500,000	2,510,525
MN East Grand Forks Independent School District No. 595
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.500% 08/29/13	3,000,000	3,016,304
MN Eden Prairie
SWB LLC, Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.250% 11/01/20 (03/07/13) (a)(b)	1,455,000	1,455,000
MN Edina Independent School District No. 273
Tax Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 2.000% 03/15/13	3,000,000	3,002,012
MN Housing Finance Agency
Residential Housing Revenue, Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.110% 01/01/37 (03/07/13) (a)(b)	10,035,000	10,035,000
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.500% 09/27/13	6,800,000	6,844,826

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Jenkins
Pequot Tool & Manufacturing, Inc., Series 2007, AMT, LOC: Wells Fargo Bank N.A. 0.310% 06/01/27 (03/07/13) (a)(b)	1,275,000	1,275,000
MN Kenyon Wanamingo Independent School District No. 2172
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.000% 09/27/13	1,085,000	1,088,856
MN Litchfield Independent School District No. 465
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.250% 09/30/13	5,000,000	5,026,114
MN Minneapolis Special School District No. 1
Minnesota School District Credit Enhancement Program, Series 2011 E, 3.000% 02/01/14	1,000,000	1,024,728
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 2.000% 09/10/13	2,415,000	2,437,280
Minnesota Total		37,715,645
Mississippi – 1.7%
MS Business Finance Corp.
Chevron U.S.A., Inc., Series 2010 K, GTY AGMT: Chevron Corp. 0.110% 11/01/35 (03/01/13) (a)(b)	25,900,000	25,900,000
Hamlin Sheet Metal Co., Series 2005, AMT, LOC: Branch Banking & Trust 0.190% 03/01/25 (03/07/13) (a)(b)	2,085,000	2,085,000
MS Home Corp.
MERLOTS, Series 2007, AMT, GTY AGMT: GNMA, FNMA, FHLMC, SPA: Wells Fargo Bank N.A. 0.300% 06/01/38 (03/06/13) (a)(b)	2,780,000	2,780,000

	Par ($)	Value ($)
MS Jackson County
Chevron Corp., Series 1993, 0.090% 06/01/23 (03/01/13) (b)(d)	7,900,000	7,900,000
Mississippi Total		38,665,000
Missouri – 0.2%
MO Development Finance Board of MAMU
Series 2006-A, LOC: U.S. Bank N.A. 0.160% 03/19/13	5,000,000	5,000,000
Missouri Total		5,000,000
Montana – 0.4%
MT Board of Investments
Series 2004, 0.220% 03/01/29 (03/01/13) (b)(d)	5,600,000	5,600,000
Series 2013, 0.220% 03/01/38 (e)	3,820,000	3,820,000
Montana Total		9,420,000
Nebraska – 0.8%
NE Lancaster County
MLLC LLC, Garner Industries, Inc., Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.260% 11/01/20 (03/07/13) (a)(b)	2,560,000	2,560,000
NE Omaha Public Power District
Electric Revenue Notes, Series A, 0.160% 06/11/13	4,700,000	4,700,000
NE Wells Fargo Stage Trust
Omaha Public Power District, Floating Certificates, Series 2012 79C, LIQ FAC: Wells Fargo Bank N.A. 0.100% 02/01/46 (03/07/13) (a)(b)(c)	9,995,000	9,995,000
Nebraska Total		17,255,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Nevada – 1.5%
NV Clark County Airport System Revenue
Series 2008 A2, AMT, LOC: State Street Bank & Trust Co. 0.160% 07/01/22 (03/06/13) (a)(b)	6,000,000	6,000,000
NV Housing Division
Sdashs Apartments Ltd., Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.260% 04/01/35 (03/07/13) (a)(b)	3,000,000	3,000,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor, Series 2008, LOC: Bank of New York 0.110% 06/01/42 (03/01/13) (a)(b)	24,460,000	24,460,000
NV Sparks
Rix Industries, Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.310% 07/01/27 (03/07/13) (a)(b)	985,000	985,000
Nevada Total		34,445,000
New Jersey – 3.8%
NJ Economic Development Authority
Keystone Project, Series 2012, LOC: BNP Paribas 0.250% 03/15/13	20,350,000	20,350,000
Series 1991, LOC: BNP Paribas 0.250% 03/15/13	50,000,000	50,000,000
NJ Elmwood Park
Series 2012, 1.000% 08/09/13	6,300,000	6,315,493
NJ Livingston
Series 2013, 1.000% 01/15/14	3,546,000	3,567,354
NJ Springfield/Union County
Series 2012, 1.000% 08/09/13	5,755,000	5,772,182
New Jersey Total		86,005,029

	Par ($)	Value ($)
New Mexico – 1.0%
NM Educational Assistance Foundation
Series 2003 A-2, AMT, LOC: Royal Bank of Canada 0.130% 09/01/33 (03/06/13) (a)(b)	9,250,000	9,250,000
Series 2004 A-3, AMT, LOC: Royal Bank of Canada 0.130% 04/01/34 (03/06/13) (a)(b)	10,200,000	10,200,000
NM State
Series 2010 B, 5.000% 07/01/13	2,000,000	2,031,271
New Mexico Total		21,481,271
New York – 7.3%
NY Albany County
Series 2012, 1.000% 08/15/13	10,966,320	11,002,892
NY Baldwinsville Central School District
New York State Aid Intercept Program, Series 2012, 1.000% 06/27/13	4,000,000	4,009,201
NY Central Islip Union Free School District
Series 2012, 1.000% 09/12/13	2,100,000	2,105,805
NY Erie County Industrial Development Agency
Series 2012, DPCE: State Aid Withholding 1.000% 05/01/13	2,000,000	2,002,301
NY Housing Finance Agency
42/43 Realty LLC, 350 West 43rd St., Series 2002 A, AMT, LOC: Landesbank Hessen-Thüringen 0.120% 11/01/34 (03/01/13) (a)(b)	28,615,000	28,615,000
Ann/Nassau Realty LLC, 111 Nassau Street Housing, Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.160% 11/01/44 (03/01/13) (a)(b)	8,185,000	8,185,000
Midtown West B LLC, 505 West 37th St., Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen 0.190% 05/01/42 (03/06/13) (a)(b)	53,645,000	53,645,000

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Liverpool Central School District
Series 2012 B, 1.000% 10/04/13	15,740,059	15,804,347
NY Mortgage Agency
Escrowed in United States Treasuries, Series 2012 173-B, 0.230% 04/01/40 (05/01/13) (b)(d)	4,000,000	4,000,000
Series 2006 135, AMT, SPA: Barclays Bank PLC 0.120% 04/01/37 (03/01/13) (a)(b)	8,120,000	8,120,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
NYC Recovery, Series 2002 1D, SPA: Landesbank Hessen-Thüringen 0.140% 11/01/22 (03/01/13) (a)(b)	18,105,000	18,105,000
NY Oneida County Industrial Development Agency
Champion Home Builders Co., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.190% 06/01/29 (03/07/13) (a)(b)	5,000,000	5,000,000
NY Warwick Valley Central School District
Series 2012, 1.000% 06/28/13	3,000,000	3,006,818
New York Total		163,601,364
North Carolina – 2.2%
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
Von Drehle Properties LLC, Series 2001, AMT, LOC: Branch Banking & Trust 0.190% 12/01/21 (03/07/13) (a)(b)	2,035,000	2,035,000
NC Clipper Tax-Exempt Certificate Trust
North Carolina Housing Finance Agency, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.230% 07/01/36 (03/07/13) (a)(b)	1,185,000	1,185,000

	Par ($)	Value ($)
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
Childress Winery LLC, Series 2004, AMT, LOC: Branch Banking & Trust 0.190% 04/01/26 (03/07/13) (a)(b)	3,500,000	3,500,000
NC Forsyth County
Series 2004 B, SPA: Wells Fargo Bank N.A. 0.110% 03/01/25 (03/07/13) (a)(b)	11,500,000	11,500,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.260% 07/01/21 (03/07/13) (a)(b)	1,100,000	1,100,000
Snider Tire, Inc., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.260% 10/01/19 (03/07/13) (a)(b)	1,200,000	1,200,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project, Series 1995, AMT, LOC: Lloyds Bank 0.260% 06/01/15 (03/07/13) (a)(b)	4,500,000	4,500,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
Hamlin Sheet Metal Co., Series 1997, AMT, LOC: Branch Banking & Trust 0.190% 11/01/17 (03/07/13) (a)(b)	1,100,000	1,100,000
NC Medical Care Commission
Caromont Health, Inc., Series 2003 A, LOC: Wells Fargo Bank N.A. 0.110% 08/15/34 (03/06/13) (a)(b)	11,760,000	11,760,000

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC, Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.260% 01/01/28 (03/07/13) (a)(b)	4,770,000	4,770,000
PHC LLC, Series 1999, AMT, LOC: Branch Banking & Trust 0.190% 03/01/14 (03/07/13) (a)(b)	1,010,000	1,010,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Reuel, Inc., Series 2008, AMT, LOC: Branch Banking & Trust 0.290% 03/01/26 (03/07/13) (a)(b)	1,550,000	1,550,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.190% 03/01/27 (03/07/13) (a)(b)	5,000,000	5,000,000
North Carolina Total		50,210,000
Ohio – 0.9%
OH Cuyahoga County
Corporate Wings, Series 2005, AMT, LOC: U.S. Bank N.A. 0.330% 04/01/25 (03/07/13) (a)(b)	1,105,000	1,105,000
OH Franklin County
OhioHealth Corp., Series 2011 B, 0.250% 11/15/33 (07/09/13) (b)(d)	11,060,000	11,060,000
OH Lucas County
American Capital Properties, Series 1999, AMT, LOC: PNC Bank N.A. 0.200% 10/01/18 (03/07/13) (a)(b)	1,965,000	1,965,000

	Par ($)	Value ($)
OH Portage County Port Authority
BF Properties LP, Delta System, Inc., Series 2008, AMT, LOC: PNC Bank N.A. 0.200% 02/01/29 (03/07/13) (a)(b)	5,295,000	5,295,000
OH Solon
JTM Products, Inc., Project, Series 2001, AMT, LOC: PNC Bank N.A. 0.200% 06/01/21 (03/07/13) (a)(b)	910,000	910,000
Ohio Total		20,335,000
Oregon – 0.2%
OR Business Development Commission
Murphy Co., Series 2011 230, AMT, LOC: U.S. Bank N.A. 0.140% 04/01/41 (03/07/13) (a)(b)	2,300,000	2,300,000
OR State
Antelope Acquisition LLC, Series 2004, AMT, LOC: Union Bank N.A. 0.260% 08/01/24 (03/07/13) (a)(b)	1,220,000	1,220,000
Oregon Total		3,520,000
Pennsylvania – 1.0%
PA Economic Development Financing Authority
Pittsburgh Allegheny County, Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.230% 04/01/22 (03/07/13) (a)(b)	1,000,000	1,000,000
PA Housing Finance Agency
Series 2012 114A, AMT, 0.480% 10/01/13	4,690,000	4,690,000
PA Lawrence County Industrial Development Authority
Doren, Inc., Series 2004, AMT, LOC: PNC Bank N.A. 0.200% 12/01/15 (03/07/13) (a)(b)	1,700,000	1,700,000

See Accompanying Notes to Financial Statements.

12

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Philadelphia School District
Series 2011 G, LOC: Wells Fargo Bank N.A. 0.090% 09/01/30 (03/07/13) (a)(b)	6,575,000	6,575,000
PA University of Pittsburgh
Series 2012, 2.000% 07/02/13	8,000,000	8,048,178
Pennsylvania Total		22,013,178
South Carolina – 0.5%
SC Charleston County School District Development Corp.
Series 2012, Credit Support: South Carolina School District Credit Enhancement Program, 2.250% 05/13/13	3,820,000	3,835,790
SC Jobs-Economic Development Authority
Quoizel, Inc., Series 1996, AMT, LOC: Branch Banking & Trust 0.190% 05/01/16 (03/07/13) (a)(b)	1,525,000	1,525,000
Watson Engineering, Inc., Series 2007, AMT, LOC: PNC Bank N.A. 0.200% 09/01/27 (03/07/13) (a)(b)	4,780,000	4,780,000
South Carolina Total		10,140,790
South Dakota – 0.0%
SD Clipper Tax-Exempt Trust
South Dakota Housing Development Authority, Series 2009, AMT, LIQ FAC: State Street Bank & Trust Co. 0.230% 05/01/30 (03/07/13) (a)(b)(c)	290,000	290,000
South Dakota Total		290,000
Tennessee – 0.5%
TN Metropolitan Government Nashville & Davidson Counties
0.140% 03/05/13	7,900,000	7,900,000
TN School Board
0.150% 05/07/13	3,100,000	3,100,000
Tennessee Total		11,000,000

	Par ($)	Value ($)
Texas – 5.1%
TX Capital Industrial Development Corp.
Texas Disposal Systems, Series 2001, AMT, LOC: Union Bank N.A. 0.170% 05/01/16 (03/07/13) (a)(b)	4,715,000	4,715,000
TX Harris County Cultural Education Facilities Finance Corp.
Methodist Hospital, Series 2008 C2, 0.100% 12/01/27 (03/01/13) (b)(d)	15,600,000	15,600,000
TX Houston County Combined Utility System
Series B-1, LOC: JPMorgan Chase Bank 0.150% 04/04/13	8,000,000	8,000,000
TX Port of Port Arthur Navigation District
Total S.A., Fina Oil & Chemical Co.: Series 1998, AMT, 0.220% 05/01/33 (03/06/13) (b)(d)	3,300,000	3,300,000
Series 2000 B, AMT, 0.210% 05/01/35 (03/06/13) (b)(d)	10,000,000	10,000,000
TX State
Tax & Revenue Anticipation Notes, Series 2012, 2.500% 08/30/13	70,000,000	70,804,694
TX University of Texas
Series 2003 B, Pre-refunded 08/15/13, 5.000% 08/15/28	1,500,000	1,532,699
Texas Total		113,952,393
Utah – 1.8%
UT Tooele
Encon Utah LLC, Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.200% 10/01/22 (03/07/13) (a)(b)	2,275,000	2,275,000

See Accompanying Notes to Financial Statements.

13

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
UT Weber County
IHC Health Services, Inc., Series 2000 A, SPA: Bank of New York 0.140% 02/15/31 (03/01/13) (a)(b)	37,500,000	37,500,000
Utah Total		39,775,000
Virginia – 0.2%
VA Fairfax County Economic Development Authority
Szivic Family LLC, Series 2006, AMT, LOC: Branch Banking & Trust 0.290% 09/01/26 (03/07/13) (a)(b)	1,400,000	1,400,000
VA Henrico Economic Development Authority
Colonial Mechanical Corp., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.260% 08/01/20 (03/07/13) (a)(b)	1,855,000	1,855,000
Virginia Total		3,255,000
Washington – 0.8%
WA Economic Development Finance Authority
RMI Investors LLC, Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.260% 08/01/26 (03/07/13) (a)(b)	2,785,000	2,785,000
WA Kitsap County Industrial Development Corp.
Cara Group LLC, Series 2003, AMT, LOC: U.S. Bank N.A. 0.310% 03/01/32 (03/07/13) (a)(b)	1,360,000	1,360,000
WA Pierce County Economic Development Corp.
Sumner Leasing LLC, Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.310% 12/01/36 (03/07/13) (a)(b)	1,850,000	1,850,000
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services, Series 2001, AMT, LOC: DnB NOR Bank ASA 0.220% 12/31/21 (03/06/13) (a)(b)	8,700,000	8,700,000

	Par ($)	Value ($)
WA Wells Fargo Stage Trust
Energy NW Electrical Revenue - Columbia Generating Station, Floaters Certificates, Series 2012 100C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 07/01/44 (05/09/13) (a)(b)(c)	3,000,000	3,000,000
Washington Total		17,695,000
West Virginia – 0.2%
WV Beckley
Beckley Water Co., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.160% 10/01/16 (03/07/13) (a)(b)	4,065,000	4,065,000
West Virginia Total		4,065,000
Wisconsin – 1.2%
WI Ashland
Larson-Juhl U.S. LLC, Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.320% 07/01/20 (03/01/13) (a)(b)	2,495,000	2,495,000
WI Milwaukee Redevelopment Authority
Helwig Carbon Products, Inc., Series 1998 A, AMT, LOC: JPMorgan Chase Bank 0.160% 11/01/28 (03/07/13) (a)(b)	3,185,000	3,185,000
WI Public Finance Authority
Glenridge on Palmer Ranch, Series 2011 B, LOC: Bank of Scotland 0.150% 06/01/41 (03/01/13) (a)(b)	3,485,000	3,485,000
WI Village of Menomonee Falls
Jema LLC, Series 1994, AMT, LOC: JPMorgan Chase Bank 0.460% 09/01/14 (03/07/13) (a)(b)	695,000	695,000

See Accompanying Notes to Financial Statements.

14

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Wells Fargo Stage Trust
Floater Certificates, Wisconsin State, Series 2012 111C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 05/01/33 (06/13/13) (a)(b)(c)	7,185,000	7,185,000
Wisconsin Health & Educational Facilities - Froedtert Health Obligation Group, Floater Certificates, Series 2012 78C, LIQ FAC: Wells Fargo Bank N.A., GTY AGMT: Wells Fargo Bank N.A 0.100% 04/01/42 (03/07/13) (a)(b)(c)	9,370,000	9,370,000
Wisconsin Total		26,415,000
Total Municipal Bonds (cost of $1,753,497,682)		1,753,497,682
Closed-End Investment Companies – 15.4%
California – 1.1%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.190% 08/01/40 (03/07/13) (a)(b)(c)	24,100,000	24,100,000
California Total		24,100,000
New Jersey – 1.4%
NJ Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.210% 08/01/40 (03/07/13) (a)(b)(c)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.210% 08/01/40 (03/07/13) (a)(b)(c)	10,000,000	10,000,000
New Jersey Total		31,300,000
New York – 1.0%
NY Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.190% 08/01/40 (03/07/13) (a)(b)(c)	15,000,000	15,000,000

	Par ($)	Value ($)
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIC FAQ: Citibank N.A. 0.190% 12/01/40 (03/07/13) (a)(b)(c)	7,000,000	7,000,000
New York Total		22,000,000
Other – 11.9%
Nuveen Insured Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.210% 12/01/40 (03/07/13) (a)(b)(c)	100,000,000	100,000,000
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.210% 12/01/40 (03/07/13) (a)(b)(c)	2,000,000	2,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.180% 03/01/40 (03/07/13) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.180% 12/01/40 (03/07/13) (a)(b)(c)	88,400,000	88,400,000
Other Total		267,600,000
Total Closed-End Investment Companies (cost of $345,000,000)		345,000,000
Short-Term Obligations – 6.3%
Variable Rate Demand Notes – 6.3%
FHLMC Multi-Family VRD Certificates
0.170% 11/15/34 (03/07/13) (b)(d)	9,997,111	9,997,111
0.170% 02/15/35 (03/07/13) (b)(c)(d)	9,689,798	9,689,798
0.170% 08/15/45 (03/07/13) (b)(d)	82,615,137	82,615,137

See Accompanying Notes to Financial Statements.

15

BofA Municipal Reserves

February 28, 2013 (Unaudited)

Short-Term Obligations (continued)
	Par ($)	Value ($)
0.170% 01/15/47 (03/07/13) (b)(d)	37,614,293	37,614,293
Variable Rate Demand Notes Total		139,916,339
Total Short-Term Obligations (cost of $139,916,339)		139,916,339
Total Investments – 100.0% (cost of $2,238,414,021) (f)		2,238,414,021
Other Assets & Liabilities, Net – 0.0%		328,859
Net Assets – 100.0%		2,238,742,880

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $431,719,798 or 19.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $2,238,414,021.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$1,753,497,682	$—	$1,753,497,682
Total Closed-End Investment Companies	—	345,000,000	—	345,000,000
Total Short-Term Obligations	—	139,916,339	—	139,916,339
Total Investments	$—	$2,238,414,021	$—	$2,238,414,021

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	78.3
Closed-End Investment Companies	15.4
93.7
Short-Term Obligations	6.3
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

16

Statement of Assets and Liabilities – BofA Municipal Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	2,238,414,021
	Cash	91,905
	Receivable for:
	Fund shares sold	850
	Interest	4,400,733
	Expense reimbursement due from investment advisor	30,284
	Trustees' deferred compensation plan	10,743
	Prepaid expenses	66,500
	Total Assets	2,243,015,036
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	3,820,000
	Distributions	7,097
	Investment advisory fee	256,965
	Administration fee	59,359
	Pricing and bookkeeping fees	20,021
	Transfer agent fee	18,972
	Trustees' fees	4,619
	Custody fee	12,351
	Chief compliance officer expenses	1,957
	Trustees' deferred compensation plan	10,743
	Other liabilities	60,072
	Total Liabilities	4,272,156
	Net Assets	2,238,742,880
Net Assets Consist of	Paid-in capital	2,237,908,816
	Undistributed net investment income	1,196,458
	Accumulated net realized loss	(362,394)
	Net Assets	2,238,742,880
See Accompanying Notes to Financial Statements.

17

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$102,086,022
	Shares outstanding	102,052,763
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,170,777,519
	Shares outstanding	1,170,377,160
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$32,987,054
	Shares outstanding	32,976,290
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$24,814,618
	Shares outstanding	24,806,591
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$35,920,741
	Shares outstanding	35,908,788
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$245,726
	Shares outstanding	245,646
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,561,705
	Shares outstanding	5,559,890
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$866,349,495
	Shares outstanding	866,067,615
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

18

Statement of Operations – BofA Municipal Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	2,945,301
Expenses	Investment advisory fee	1,829,995
	Administration fee	1,149,997
	Distribution fee:
	Daily Class Shares	63,755
	Investor Class Shares	120
	Service fee:
	Adviser Class Shares	77,239
	Daily Class Shares	45,539
	Investor Class Shares	299
	Liquidity Class Shares	6,838
	Shareholder administration fee:
	Institutional Class Shares	9,332
	Trust Class Shares	312,369
	Transfer agent fee	32,863
	Pricing and bookkeeping fees	85,758
	Trustees' fees	32,266
	Custody fee	21,017
	Chief compliance officer expenses	5,433
	Other expenses	232,681
	Total Expenses	3,905,501
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(989,226)
	Fees waived by distributor:
	Adviser Class Shares	(67,211)
	Daily Class Shares	(100,992)
	Institutional Class Shares	(2,858)
	Investor Class Shares	(367)
	Liquidity Class Shares	(5,645)
	Trust Class Shares	(195,688)
	Expense reductions	(214)
	Net Expenses	2,543,300
	Net Investment Income	402,001
	Net realized gain on investments	12,279
	Net Increase Resulting from Operations	414,280

See Accompanying Notes to Financial Statements.

19

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations	Net investment income	402,001	2,315,712
	Net realized gain (loss) on investments	12,279	(118,710)
	Net increase resulting from operations	414,280	2,197,002
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(334)	(100)
	Capital Class Shares	(394,326)	(2,203,434)
	Class Z Shares (1)	—	(1,633)
	Daily Class Shares	(114)	(10)
	Institutional Capital Shares (1)	(6,306)	(17,714)
	Institutional Class Shares	(5,745)	(48,841)
	Investor Class Shares	(1)	—
	Liquidity Class Shares	(19)	(30)
	Trust Class Shares	(3,007)	(43,950)
	Total distributions to shareholders	(409,852)	(2,315,712)
	Net Capital Stock Transactions	(324,026,126)	(1,261,005,870)
	Total decrease in net assets	(324,021,698)	(1,261,124,580)
Net Assets	Beginning of period	2,562,764,578	3,823,889,158
	End of period	2,238,742,880	2,562,764,578
	Undistributed net investment income at end of period	1,196,458	1,204,309

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

20

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	127,533,657	127,533,657	361,597,245	361,597,245
Distributions reinvested	310	310	7	7
Redemptions	(75,708,974)	(75,708,974)	(479,836,148)	(479,836,148)
Net increase (decrease)	51,824,993	51,824,993	(118,238,896)	(118,238,896)
Capital Class Shares
Subscriptions	1,294,631,009	1,294,631,009	6,578,239,877	6,578,239,876
Distributions reinvested	155,435	155,435	1,187,270	1,187,270
Redemptions	(1,938,233,946)	(1,938,233,946)	(7,590,334,263)	(7,590,334,263)
Net decrease	(643,447,502)	(643,447,502)	(1,010,907,116)	(1,010,907,117)
Class Z Shares (1)
Subscriptions	—	—	85,551	85,551
Conversion	—	—	(21,389,943)	(21,389,943)
Redemptions	—	—	(386,511)	(386,511)
Net decrease	—	—	(21,690,903)	(21,690,903)
Daily Class Shares
Subscriptions	490,338	490,338	721,146	721,146
Distributions reinvested	1	1	—	—
Redemptions	(7,662,003)	(7,662,003)	(49,007,633)	(49,007,633)
Net decrease	(7,171,664)	(7,171,664)	(48,286,487)	(48,286,487)
Institutional Capital Shares (1)
Subscriptions	5,787,104	5,787,104	24,622,453	24,622,453
Conversion	—	—	21,389,943	21,389,943
Distributions reinvested	3,740	3,740	15,939	15,939
Redemptions	(10,954,517)	(10,954,517)	(16,058,071)	(16,058,071)
Net increase (decrease)	(5,163,673)	(5,163,673)	29,970,264	29,970,264
Institutional Class Shares
Subscriptions	111,520,195	111,520,195	571,835,446	571,835,446
Distributions reinvested	5,142	5,142	43,380	43,380
Redemptions	(164,840,618)	(164,840,618)	(642,485,541)	(642,485,541)
Net decrease	(53,315,281)	(53,315,281)	(70,606,715)	(70,606,715)
Investor Class Shares
Subscriptions	21,000	21,000	134,667	134,667
Distributions reinvested	1	1	—	—
Redemptions	(14,816)	(14,816)	(113,296)	(113,296)
Net increase	6,185	6,185	21,371	21,371

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

21

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Liquidity Class Shares
Subscriptions	200,000	200,000	2,320,000	2,320,000
Distributions reinvested	19	19	30	30
Redemptions	(1,741,782)	(1,741,782)	(3,400,321)	(3,400,321)
Net decrease	(1,541,763)	(1,541,763)	(1,080,291)	(1,080,291)
Trust Class Shares
Subscriptions	655,619,951	655,619,951	864,853,168	864,853,168
Distributions reinvested	—	—	62	62
Redemptions	(320,837,372)	(320,837,372)	(885,040,326)	(885,040,326)
Net increase (decrease)	334,782,579	334,782,579	(20,187,096)	(20,187,096)

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	0.0001		0.0100	0.0241
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		(0.0001)		(0.0100)	(0.0241)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(g)	0.00%		0.00	%(g)	1.00%	2.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.23	%(j)	0.29%		0.34%		0.39%		0.48%	0.45%
Waiver/Reimbursement	0.30	%(j)	0.23%		0.18%		0.13%		0.05%	0.05%
Net investment income (i)	—	%(g)(j)	—	%(g)	—	%(g)	0.01%		1.06%	2.40%
Net assets, end of period (000s)	$102,086		$50,243		$168,505		$329,108		$701,879	$957,701

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Capital Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	0.0019	0.0125	0.0266
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0019)	(0.0125)	(0.0266)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.02	%(g)	0.09%	0.14%	0.19%	1.26%	2.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20	%(i)	0.20%	0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.08	%(i)	0.07%	0.07%	0.06%	0.05%	0.05%
Net investment income (h)	0.05	%(i)	0.09%	0.14%	0.18%	1.15%	2.72%
Net assets, end of period (000s)	$1,170,778		$1,814,346	$2,825,365	$3,619,465	$4,655,880	$3,207,123

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0071	0.0206
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(0.0071)	(0.0206)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(g)	0.00	%(g)	0.00%	0.71%	2.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.24	%(j)	0.29%		0.35%		0.39%	0.78%	0.80%
Waiver/Reimbursement	0.64	%(j)	0.58%		0.52%		0.47%	0.10%	0.05%
Net investment income (i)	—	%(g)(j)	—	%(g)	—	%(g)	—	0.78%	1.99%
Net assets, end of period (000s)	$32,987		$40,160		$88,455		$452,671	$1,347,281	$1,990,097

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.001	0.0019	0.0125	0.0267
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.0019)	(0.0125)	(0.0267)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.02	%(h)	0.09%	0.14%	0.19%	1.26%	2.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.08	%(j)	0.07%	0.07%	0.06%	0.05%	0.05%
Net investment income (i)	0.05	%(j)	0.09%	0.14%	0.19%	1.24%	2.70%
Net assets, end of period (000s)	$24,815		$29,978	$21,696	$25,943	$36,380	$36,333

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	0.0015	0.0121	0.0262
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0015)	(0.0121)	(0.0262)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.01	%(g)	0.05%	0.10%	0.15%	1.22%	2.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.23	%(i)	0.24%	0.24%	0.24%	0.27%	0.24%
Waiver/Reimbursement	0.09	%(i)	0.07%	0.07%	0.06%	0.05%	0.05%
Net investment income (h)	0.02	%(i)	0.05%	0.10%	0.15%	1.12%	2.67%
Net assets, end of period (000s)	$35,921		$89,248	$159,867	$328,101	$1,123,450	$985,752

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Investor Class Shares	2013		2012	2011 (a)	2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	—	—	(d)	0.0090	0.0231
Less Distributions to Shareholders:
From net investment income	—	(e)	—	—	—	(d)	(0.0090)	(0.0231)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00%	0.00%	0.00	%(i)	0.91%	2.34%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24	%(k)	0.29%	0.34%	0.39%		0.58%	0.55%
Waiver/Reimbursement	0.39	%(k)	0.33%	0.28%	0.22%		0.05%	0.05%
Net investment income (j)	—		—	—	—	%(i)	0.88%	2.28%
Net assets, end of period (000s)	$246		$240	$218	$245		$53,818	$54,832

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	— (d)	0.0004	0.0110	0.0251
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	— (d)	(0.0004)	(0.0110)	(0.0251)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(h)	0.01%	0.04%	1.10%	2.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.24	%(j)	0.29%		0.33%	0.34%	0.38%	0.35%
Waiver/Reimbursement	0.29	%(j)	0.23%		0.19%	0.17%	0.15%	0.15%
Net investment income (i)	—	%(h)(j)	—	%(h)	0.01%	0.06%	1.11%	2.68%
Net assets, end of period (000s)	$5,562		$7,104		$8,184	$12,882	$167,085	$157,720

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 28,		Year Ended August 31,
Trust Class Shares	2013		2012	2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	— (d)	0.0009	0.0115	0.0256
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	— (d)	(0.0009)	(0.0115)	(0.0256)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%	0.05%	0.09%	1.15%	2.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.23	%(j)	0.28%	0.29%	0.30%	0.33%	0.30%
Waiver/Reimbursement	0.14	%(j)	0.09%	0.08%	0.06%	0.05%	0.05%
Net investment income (i)	—	%(h)(j)	0.01%	0.05%	0.09%	1.09%	2.55%
Net assets, end of period (000s)	$866,349		$531,446	$551,600	$351,866	$456,691	$425,627

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

30

Notes to Financial Statements – BofA Municipal Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

31

BofA Municipal Reserves, February 28, 2013 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from:
Tax-Exempt Income	$2,026,508
Ordinary Income*	289,204

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if

32

BofA Municipal Reserves, February 28, 2013 (Unaudited)

any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had pre-Act capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$226,472

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition,

33

BofA Municipal Reserves, February 28, 2013 (Unaudited)

the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plans permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

34

BofA Municipal Reserves, February 28, 2013 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period ended
2015	2014	2013	recovery	02/28/2013
$2,382,610	$3,128,637	$4,775,827	$10,287,074	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $214 for the Fund.

35

BofA Municipal Reserves, February 28, 2013 (Unaudited)

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group

(or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

36

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

37

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Municipal Reserves, the Board received information showing that the Fund's Contractual Management Rate was above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of

38

scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board,

including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

39

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Municipal Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-MNR-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Board Consideration and Re-Approval of Investment Advisory Agreement	22
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,023.75	1.04	1.05	0.21
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds – 88.9%
	Par ($)	Value ($)
New Jersey – 2.2%
NJ Economic Development Authority
Keystone Project,
Series 2012, LOC: BNP Paribas 0.250% 03/15/13	8,000,000	8,000,000
New Jersey Total		8,000,000
New York – 84.9%
NY Albany County
Series 2012 D,
1.000% 08/15/13	1,147,000	1,150,143
NY Albany Industrial Development Agency
Albany College of Pharmacy,
Series 2004 B, LOC: TD Bank N.A. 0.110% 12/01/34 (03/07/13) (a)(b)	6,840,000	6,840,000
Albany Medical Center Hospital,
Series 2006 A, LOC: RBS Citizens N.A. 0.150% 05/01/35 (03/07/13) (a)(b)	4,535,000	4,535,000
Teresian House Nursing Home,
Series 2007 A, LOC: RBS Citizens N.A. 0.180% 07/01/16 (03/07/13) (a)(b)	2,075,000	2,075,000
NY Amherst Development Corp.
Asbury Pointe, Inc.,
Series 2011 A, LOC: Manufacturers & Traders 0.130% 02/01/35 (03/07/13) (a)(b)	3,855,000	3,855,000
NY Amherst
Series 2012 A,
1.000% 07/18/13	4,000,000	4,010,617
NY Bank of New York Municipal Certificates Trust
Series 2007,
LOC: Bank of New York 0.290% 02/15/36 (05/15/13) (a)(b)	16,730,000	16,730,000
NY Central Islip Union Free School District
Series 2012,
1.000% 09/12/13	5,000,000	5,013,821

	Par ($)	Value ($)
NY Cheektowaga Central School District
Series 2012 A,
1.000% 10/17/13	5,965,000	5,984,809
NY Clipper Tax-Exempt Certificate Trust
New York Dormitory Authority,
Series 2007, LIQ FAC: State Street Bank & Trust Co. 0.140% 11/15/26 (03/07/13) (a)(b)	15,125,000	15,125,000
NY Dormitory Authority
Catholic Health System:
Series 2006 C, LOC: HSBC Bank USA N.A. 0.120% 07/01/22 (03/07/13) (a)(b)	4,400,000	4,400,000
Series 2008, LOC: HSBC Bank USA N.A. 0.120% 07/01/34 (03/07/13) (a)(b)	7,345,000	7,345,000
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.110% 07/01/34 (03/07/13) (a)(b)	5,990,000	5,990,000
Series 2006 C, 5.000% 12/15/13	1,000,000	1,037,451
Trustees of Columbia University,
Series 2009 A, 0.090% 09/01/39 (03/06/13) (b)(c)	4,200,000	4,200,000
NY Dutchess County Industrial Development Agency
Trinity-Pawling School Corp.,
Series 2002, LOC: PNC Bank N.A. 0.120% 10/01/32 (03/07/13) (a)(b)	2,540,000	2,540,000
NY Eclipse Funding Trust
Metropolitan Transportation Authority,
Series 2006, LOC: U.S. Bank N.A. 0.110% 11/15/13 (03/07/13) (a)(b)	2,500,000	2,500,000
NY Erie County Industrial Development Agency
Series 2012,
DPCE: State Aid Withholding 1.000% 05/01/13	5,455,000	5,461,276

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Greece Central School District
Series 2004,
Economically Defeased to Call Date 06/15/13 5.000% 06/15/23	1,865,000	1,909,402
NY Housing Finance Agency
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen 0.200% 11/01/38 (03/06/13) (a)(b)	4,750,000	4,750,000
Midtown West B LLC,
505 West 37th St., Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen 0.190% 05/01/42 (03/06/13) (a)(b)	5,055,000	5,055,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.190% 05/01/42 (03/06/13) (a)(b)	6,800,000	6,800,000
NY JPMorgan Chase Putters/Drivers Trust
New York State Thruway Authority,
Series 2009 3600Z, LIQ FAC: JPMorgan Chase Bank 0.230% 01/01/16 (03/07/13) (a)(b)(d)	9,245,000	9,245,000
New York, NY,
Series 2012 4237, LIQ FAC: Deutsche Bank A.G. 0.120% 04/01/20 (03/07/13) (a)(b)(d)	3,560,000	3,560,000
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2010 A-2, LOC: JPMorgan Chase Bank 0.140% 12/01/50 (03/07/13) (a)(b)	1,490,000	1,490,000
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.120% 07/01/19 (03/07/13) (a)(b)	1,647,000	1,647,000
NY Lockport City School District
Series 2012,
2.000% 08/01/13	1,214,287	1,222,300

	Par ($)	Value ($)
NY Longwood Central School District Suffolk County
Series 2013,
1.000% 12/19/13 (e)	1,500,000	1,507,380
NY Monroe County Industrial Development Agency
St. Ann's Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.130% 07/01/30 (03/06/13) (a)(b)	6,825,000	6,825,000
NY Mortgage Agency
Series 2006 139, AMT,
SPA: JPMorgan Chase Bank 0.130% 10/01/37 (03/01/13) (a)(b)	700,000	700,000
Series 2008 1,
SPA: Wells Fargo Bank N.A. 0.110% 10/01/38 (03/06/13) (a)(b)	7,000,000	7,000,000
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.130% 08/01/29 (04/07/13) (a)(b)	5,365,000	5,365,000
NY New Rochelle
Series 2012,
1.500% 03/08/13	4,561,000	4,561,827
NY New York City Health & Hospital Corp.
Series 2008 B,
Insured: Government of Corp., LOC: TD Bank N.A. 0.100% 02/15/31 (03/06/13) (a)(b)	4,400,000	4,400,000
NY New York City Housing Development Corp.
Atlantic Yards B2 Owner,
Dean Street Development, Series 2012 A, LOC: Bank of New York 0.100% 12/01/46 (03/06/13) (a)(b)	10,000,000	10,000,000
RBNB 20 Owner LLC,
Series 2006 A, LOC: Landesbank Hessen-Thüringen 0.140% 06/01/39 (03/06/13) (a)(b)	1,300,000	1,300,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
RBNB Wall Street Owner,
Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.140% 12/01/36 (03/06/13) (a)(b)	6,100,000	6,100,000
SOI Preservation LP,
Series 2009 A, LOC: Wells Fargo Bank N.A. 0.110% 02/01/49 (03/07/13) (a)(b)	5,000,000	5,000,000
NY New York City Industrial Development Agency
Grace Church School,
Series 2006, LOC: M&T Bank 0.150% 06/01/36 (03/07/13) (a)(b)	5,580,000	5,580,000
The Hewitt School,
Series 2002, LOC: TD Bank N.A. 0.190% 12/01/34 (03/07/13) (a)(b)	3,660,000	3,660,000
NY New York City Municipal Water Finance Authority
Second Generation Resolution,
Series 2005 B, SPA: California State Teachers Retirement System 0.100% 06/15/32 (03/01/13) (a)(b)	1,250,000	1,250,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 1998 A-2,
SPA: Bank of Nova Scotia 0.100% 11/15/27 (03/06/13) (a)(b)	4,700,000	4,700,000
Series 2002 1,
LIQ FAC: Landesbank Hessen-Thüringen 0.140% 11/01/22 (03/06/13) (a)(b)	1,795,000	1,795,000
Series 2002 1D,
SPA: Landesbank Hessen-Thüringen 0.140% 11/01/22 (03/01/13) (a)(b)	2,530,000	2,530,000
Series 2012 C-4,
SPA: JPMorgan Chase Bank 0.110% 11/01/36 (03/01/13) (a)(b)	2,720,000	2,720,000

	Par ($)	Value ($)
NY New York City
Series 1995 F-4,
LOC: Landesbank Hessen-Thüringen 0.140% 02/15/20 (03/06/13) (a)(b)	2,000,000	2,000,000
Series 2006 I-4,
LOC: Bank of New York 0.100% 04/01/36 (03/06/13) (a)(b)	1,000,000	1,000,000
Series 2006 I-6,
LOC: California State Teachers Retirement System 0.110% 04/01/36 (03/01/13) (a)(b)	16,240,000	16,240,000
Series 2012 A-3,
LOC: Mizuho Corporate Bank 0.090% 10/01/40 (03/01/13) (a)(b)	5,600,000	5,600,000
NY Oneida County Industrial Development Agency
Economic Development Growth Enterprises,
Series 2001, AMT, LOC: Bank of New York 0.130% 06/01/26 (03/07/13) (a)(b)	2,295,000	2,295,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B, LOC: TD Bank N.A. 0.110% 12/01/30 (03/07/13) (a)(b)	3,500,000	3,500,000
NY Rensselaer County Industrial Development Agency
R.O.U.S.E, Inc.,
Series 1999 A, LOC: FHLB 0.100% 07/01/29 (03/01/13) (a)(b)	2,940,000	2,940,000
NY Riverhead Industrial Development Agency
Series 2007,
LOC: M&T Bank 0.140% 07/01/32 (03/07/13) (a)(b)	10,005,000	10,005,000
NY Rochester
Series 2012 I,
1.000% 08/15/13	5,128,000	5,143,438
Series 2012,
1.000% 08/14/13	8,672,000	8,699,486

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.120% 12/01/32 (03/07/13) (a)(b)	11,055,000	11,055,000
NY Syracuse Industrial Development Agency
Crouse Health Hospital,
Series 2007 B, LOC: HSBC Bank USA N.A. 0.120% 01/01/23 (03/06/13) (a)(b)	1,215,000	1,215,000
NY Triborough Bridge & Tunnel Authority
Series 2003 B-1,
Insured: Government of Authority, LOC: California Public Employees Retirement System 0.090% 01/01/33 (03/06/13) (a)(b)	19,330,000	19,330,000
NY Warwick Valley Central School District
Series 2012,
1.000% 06/28/13	4,000,000	4,009,091
NY Westchester County Industrial Development Agency
Community Housing Innovations,
Series 2001, LOC: M&T Bank 0.190% 08/01/26 (03/07/13) (a)(b)	2,530,000	2,530,000
New York Total		305,028,041
Puerto Rico – 1.8%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 08/01/54 (03/07/13) (a)(b)	400,000	400,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.110% 07/01/20 (03/07/13) (a)(b)	5,985,000	5,985,000
Puerto Rico Total		6,385,000
Total Municipal Bonds (cost of $319,413,041)		319,413,041

Closed-End Investment Companies – 11.5%

	Par ($)	Value ($)
New York – 11.5%
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank A.G. 0.220% 03/01/40 (03/07/13) (a)(b)(d)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.190% 12/01/40 (03/01/13) (a)(b)(d)	10,000,000	10,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.190% 08/01/40 (03/01/13) (a)(b)(d)	16,800,000	16,800,000
New York Total		41,300,000
Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000
Total Investments – 100.4% (cost of $360,713,041)(f)		360,713,041
Other Assets & Liabilities, Net – (0.4)%		(1,263,286)
Net Assets – 100.0%		359,449,755

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $54,105,000 or 15.1% of net assets for the Fund.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $360,713,041.

See Accompanying Notes to Financial Statements.

5

BofA New York Tax-Exempt Reserves

February 28, 2013 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$319,413,041	$—	$319,413,041
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$360,713,041	$—	$360,713,041

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	88.9
Closed-End Investment Companies	11.5
100.4
Other Assets & Liabilities, Net	(0.4)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	360,713,041
	Cash	41,294
	Receivable for:
	Interest	313,071
	Expense reimbursement due from investment advisor	18,135
	Trustees' deferred compensation plan	405
	Prepaid expenses	11,989
	Total Assets	361,097,935
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	1,507,380
	Distributions	2,190
	Investment advisory fee	35,379
	Administration fee	3,866
	Pricing and bookkeeping fees	9,785
	Transfer agent fee	11,351
	Trustees' fees	3,180
	Audit fee	35,021
	Legal fee	34,637
	Custody fee	2,828
	Chief compliance officer expenses	1,229
	Trustees' deferred compensation plan	405
	Other liabilities	929
	Total Liabilities	1,648,180
	Net Assets	359,449,755
Net Assets Consist of	Paid-in capital	359,397,158
	Undistributed net investment income	46,068
	Accumulated net realized gain	6,529
	Net Assets	359,449,755

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
February 28, 2013 (Unaudited)

Capital Class Shares	Net assets	$102,804,342
	Shares outstanding	102,776,692
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$477,061
	Shares outstanding	476,936
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,004,614
	Shares outstanding	1,004,345
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$255,163,738
	Shares outstanding	255,095,750
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	393,116
Expenses	Investment advisory fee	263,741
	Administration fee	130,454
	Distribution fee:
	Investor Class Shares	663
	Service fee:
	Investor Class Shares	1,657
	Shareholder administration fee:
	Institutional Class Shares	93
	Trust Class Shares	125,016
	Transfer agent fee	11,035
	Pricing and bookkeeping fees	49,907
	Trustees' fees	22,208
	Custody fee	5,909
	Legal fees	59,838
	Chief compliance officer expenses	3,772
	Other expenses	45,241
	Total Expenses	719,534
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(257,839)
	Fees waived by distributor:
	Institutional Class Shares	(44)
	Investor Class Shares	(2,080)
	Trust Class Shares	(82,993)
	Expense reductions	(12)
	Net Expenses	376,566
	Net Investment Income	16,550
	Net Increase Resulting from Operations	16,550

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

		(Unaudited)
		Six Months Ended	Year Ended
Increase (Decrease) in Net Assets		February 28, 2013 ($)	August 31, 2012 ($)
Operations	Net investment income	16,550	74,833
	Net realized gain on investments	—	6,530
	Net increase resulting from operations	16,550	81,363
Distributions to Shareholders	From net investment income:
	Capital Class Shares (1)	(17,787)	(109,828)
	G-Trust Shares (1)	—	(1,254)
	Institutional Class Shares	(41)	(398)
	Investor Class Shares (1)	(15)	(245)
	Trust Class Shares	(3,278)	(118,833)
	From net realized gains:
	Capital Class Shares (1)	—	(15,684)
	Institutional Class Shares	—	(73)
	Investor Class Shares (1)	—	(108)
	Trust Class Shares	—	(46,903)
	Total distributions to shareholders	(21,121)	(293,326)
	Net Capital Stock Transactions	(3,084,034)	(33,160,171)
	Total decrease in net assets	(3,088,605)	(33,372,134)
Net Assets	Beginning of period	362,538,360	395,910,494
	End of period	359,449,755	362,538,360
	Undistributed net investment income at end of period	46,068	50,639

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares (1)
Subscriptions	143,637,554	143,637,554	180,443,009	180,443,009
Conversion	—	—	15,127,028	15,127,028
Distributions reinvested	—	—	18	18
Redemptions	(141,987,439)	(141,987,439)	(180,197,457)	(180,197,457)
Net increase	1,650,115	1,650,115	15,372,598	15,372,598
Class A Shares (1)
Conversion	—	—	(356,443)	(356,443)
Redemptions	—	—	(7,900)	(7,900)
Net decrease	—	—	(364,343)	(364,343)
G-Trust Shares (1)
Subscriptions	—	—	1,597,101	1,597,101
Conversion	—	—	(15,095,973)	(15,095,973)
Redemptions	—	—	(1,134,493)	(1,134,494)
Net decrease	—	—	(14,633,365)	(14,633,366)
Institutional Class Shares
Subscriptions	10,000	10,000	4,059,647	4,059,647
Distributions reinvested	41	41	451	451
Redemptions	—	—	(4,473,187)	(4,473,187)
Net increase (decrease)	10,041	10,041	(413,089)	(413,089)
Investor Class Shares (1)
Subscriptions	4,050,096	4,050,096	5,171,519	5,171,519
Conversion	—	—	356,443	356,443
Distributions reinvested	8	8	181	181
Redemptions	(4,708,549)	(4,708,549)	(3,865,353)	(3,865,353)
Net increase (decrease)	(658,445)	(658,445)	1,662,790	1,662,790
Retail A Shares (1)
Conversion	—	—	(31,055)	(31,055)
Net decrease	—	—	(31,055)	(31,055)
Trust Class Shares
Subscriptions	218,321,152	218,321,152	351,508,159	351,508,159
Distributions reinvested	29	29	6,114	6,114
Redemptions	(222,406,926)	(222,406,926)	(386,267,979)	(386,267,979)
Net decrease	(4,085,745)	(4,085,745)	(34,753,706)	(34,753,706)
(1) See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012 (a)	2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.001	0.0012	0.0104	0.0245
Net realized gain on investments	—		— (e)	—	—	—	—
Total from investment operations	—	(e)	0.001	0.001	0.0012	0.0104	0.0245
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.0012)	(0.0104)	(0.0245)
From net realized gains	—		— (e)	—	—	—	—
Total distributions to shareholders	—	(e)	(0.001)	(0.001)	(0.0012)	(0.0104)	(0.0245)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.02	%(h)	0.12%	0.14%	0.12%	1.04%	2.48	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.19	%(k)	0.20%	0.20%	0.20%	0.24%	0.20%
Waiver/Reimbursement	0.15	%(k)	0.13%	0.15%	0.09%	0.07%	0.08%
Net investment income (j)	0.03	%(k)	0.06%	0.14%	0.11%	1.15%	2.18	%(i)
Net assets, end of period (000s)	$102,804		$101,154	$85,820	$123,141	$133,680	$372,166

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012	2011(a)	2010(b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.001	0.0008	0.0100	0.0241
Net realized gain on investments	—		— (d)	—	—	—	—
Total from investment operations	—	(d)	0.001	0.001	0.0008	0.0100	0.0241
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.001)	(0.0008)	(0.0100)	(0.0241)
From net realized gains	—		— (d)	—	—	—	—
Total distributions to shareholders	—	(d)	(0.001)	(0.001)	(0.0008)	(0.0100)	(0.0241)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.01	%(g)	0.08%	0.10%	0.08%	1.01%	2.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.21	%(i)	0.24%	0.24%	0.24%	0.28%	0.24%
Waiver/Reimbursement	0.17	%(i)	0.13%	0.15%	0.09%	0.07%	0.08%
Net investment income (h)	0.01	%(i)	0.03%	0.09%	0.07%	1.03%	2.44%
Net assets, end of period (000s)	$477		$467	$881	$95,095	$119,388	$181,320

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2013		2012(a)		2011(b)	2010(c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—		—	—	0.0065	0.0200
Net realized gain on investments	—		—	(e)	—	—	—	—
Total from investment operations	—		—	(e)	—	—	0.0065	0.0200
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	—	(0.0065)	(0.0200)
From net realized gains	—		—	(e)	—	—	—	—
Total distributions to shareholders	—	(e)	—	(e)	—	—	(0.0065)	(0.0200)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.05%		0.00%	0.00%	0.65%	2.02	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.23	%(l)	0.26%		0.31%	0.32%	0.65%	0.65%
Waiver/Reimbursement	0.46	%(l)	0.42%		0.49%	0.42%	0.11%	0.08%
Net investment income (k)	—		—		—	—	0.72%	1.82	%(j)
Net assets, end of period (000s)	$1,005		$1,663		$365	$21,052	$34,694	$102,951

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2013		2012		2011(a)		2010(b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.001		—	(d)	0.0003	0.0094	0.0235
Net realized gain on investments	—		—	(d)	—		—	—	—
Total from investment operations	—		0.001		—	(d)	0.0003	0.0094	0.0235
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)		—	(d)	(0.0003)	(0.0094)	(0.0235)
From net realized gains	—		—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	(0.001)		—	(d)	(0.0003)	(0.0094)	(0.0235)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.05%		0.05%		0.03%	0.95%	2.38	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.22	%(k)	0.26%		0.29%		0.29%	0.34%	0.30%
Waiver/Reimbursement	0.21	%(k)	0.17%		0.16%		0.10%	0.07%	0.08%
Net investment income (j)	—		—	%(h)	0.05%		0.03%	0.93%	1.72	%(i)
Net assets, end of period (000s)	$255,164		$259,254		$294,169		$391,472	$645,197	$730,700

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On August 18, 2011 Adviser Class and Daily Class shares were liquidated. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust Class shares and Retail A Class shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

16

BofA New York Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from
Tax-Exempt Income	$230,558
Ordinary Income*	—
Long-Term Capital Gains	62,768

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances,

17

BofA New York Tax-Exempt Reserves, February 28, 2013 (Unaudited)

capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

18

BofA New York Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as

19

BofA New York Tax-Exempt Reserves, February 28, 2013 (Unaudited)

applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year ended
2015	2014	2013	recovery	02/28/13
$547,552	$671,629	$695,321	$1,914,502	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $12 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under these arrangements.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

20

BofA New York Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

21

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information

22

regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the

"Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA New York Tax-Exempt Reserves, the Board received information showing that the Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of

23

scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

24

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

25

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA New York Tax-Exempt Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-NYTE-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	25
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	38
Board Consideration and Re-Approval of Investment Advisory Agreement	44
Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	0.84	0.85	0.17
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.85	0.94	0.95	0.19
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,023.80	0.99	1.00	0.20 (a)
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,023.85	0.94	0.95	0.19
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

Investment Portfolio – BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds – 99.8%
	Par ($)	Value ($)
Alabama – 1.3%
AL Special Care Facilities Financing Authority
Altapointe Health Systems, Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.270% 07/01/21 (03/01/13) (a)(b)	2,150,000	2,150,000
AL State
Capital Improvement, Series 2010 D, 4.000% 06/01/13	2,005,000	2,023,479
AL University of Alabama
Series 2012 B, LOC: Wells Fargo Bank N.A. 0.090% 09/01/42 (03/06/13) (a)(b)	60,000,000	60,000,000
Alabama Total		64,173,479
Alaska – 0.3%
AK Borough of North Slope
Series 2012 A, 1.000% 06/30/13	7,700,000	7,719,648
AK Municipality of Anchorage
0.230% 06/05/13	5,500,000	5,500,000
Alaska Total		13,219,648
Arizona – 0.4%
AZ Deutsche Bank Spears/Lifers Trust
Dignity Health Obligated Group, Series 2012-1082, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.160% 03/01/29 (03/07/13) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc., Series 2005 A, LOC: JPMorgan Chase Bank 0.160% 10/01/30 (03/07/13) (a)(b)	6,520,000	6,520,000

	Par ($)	Value ($)
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 0.260% 12/01/21 (03/07/13) (a)(b)	1,495,000	1,495,000
Arizona Total		20,260,000
Arkansas – 0.2%
AR Fort Smith
Mitsubishi Power System of America, Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.120% 10/01/40 (03/07/13) (a)(b)	8,000,000	8,000,000
Arkansas Total		8,000,000
California – 9.3%
CA Deutsche Bank Spears/Lifers Trust
California State Health Facility - Dignity Health, Series 2012-1083, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.170% 03/01/28 (03/07/13) (a)(b)(c)	13,000,000	13,000,000
Golden State Tobacco Securitization Corp., Series 2012-1103, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.160% 06/01/35 (03/07/13) (a)(b)(c)	10,740,000	10,740,000
Imperial California Community College, Series 2007-444, Insured: FGIC, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 08/01/32 (03/07/13) (a)(b)	3,505,000	3,505,000
Los Angeles County Housing Authority, Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.180% 10/01/31 (03/07/13) (a)(b)(c)	22,950,000	22,950,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA East Bay Municipal Utility District
East Bay Mud: Series 2009 A1, 0.110% 06/01/26 (03/07/13) (a)(d)	8,000,000	8,000,000
Series 2009 A2, 0.120% 06/01/26 (03/07/13) (a)(d)	10,420,000	10,420,000
CA Golden State Tobacco Securitization Corp.
Enhanced Asset-Backed, Series 2003 B, Pre-refunded 06/01/13: 5.500% 06/01/43	5,160,000	5,228,559
5.625% 06/01/38	6,780,000	6,872,369
Insured: AMBAC 5.000% 06/01/43	1,085,000	1,098,081
CA Health Facilities Financing Authority
Stanford Hospital, Series 2010-3193, LIQ FAC: Deutsche Bank AG 0.120% 11/15/36 (03/07/13) (a)(b)(c)	6,000,000	6,000,000
CA Infrastructure & Economic Development Bank
Columbia College, Hollywood Project, Series 2010, LOC: Rabobank N.A. 0.100% 10/01/40 (03/07/13) (a)(b)	5,030,000	5,030,000
CA Irvine Ranch Water District
Series 2011 A-1, 0.110% 10/01/37 (03/07/13) (a)(d)	30,000,000	30,000,000
Series 2011 A-2, 0.110% 10/01/37 (03/07/13) (a)(d)	10,000,000	10,000,000
CA Los Angeles
Tax & Revenue Anticipation Notes, Series 2012 C, 2.000% 04/25/13	44,400,000	44,520,156
CA Metropolitan Water District of Southern California
Series 2011 A-1, 0.110% 07/01/36 (03/07/13) (a)(d)	17,500,000	17,500,000
Series 2011 A-3, 0.110% 07/01/36 (05/15/13) (a)(d)	17,500,000	17,500,000

	Par ($)	Value ($)
CA Pittsburg Redevelopment Agency
Los Medanos Community, Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.110% 09/01/35 (03/01/13) (a)(b)	13,440,000	13,440,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente, Series 2011 E-21, LOC: Royal Bank of Canada 0.150% 10/01/13 (03/07/13) (a)(b)(c)	29,000,000	29,000,000
Los Angeles County, Series 2011 E-24, LOC: Royal Bank of Canada 0.150% 07/01/31 (03/07/13) (a)(b)(c)	19,890,000	19,890,000
CA San Diego County School Districts
Tax & Revenue Anticipation Notes, Series 2012 A, Insured: Government of Participants 2.000% 06/28/13	20,000,000	20,119,066
CA School Cash Reserve Program Authority
Series 2013 Z, 2.000% 10/01/13	20,480,000	20,695,484
CA Statewide Communities Development Authority
Kaiser Permanente, Series 2009 B-4: 0.200% 09/12/13	13,650,000	13,650,000
0.260% 08/06/13	15,000,000	15,000,000
Los Angeles County Museum of Art, Series 2008, LOC: Union Bank N.A. 0.100% 12/01/37 (03/06/13) (a)(b)	14,000,000	14,000,000
CA State
Revenue Anticipation Notes: Series 2012 A-1, 2.500% 05/30/13	18,000,000	18,096,043
Series 2012 A-2, 2.500% 06/20/13	73,000,000	73,457,914
California Total		449,712,672

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Colorado – 2.8%
CO Clipper Tax-Exempt Certificate Trust
Series 2012 5A, LIQ FAC: State Street Bank & Trust Co. 0.110% 11/15/30 (03/07/13) (a)(b)(c)	9,810,000	9,810,000
CO Denver Urban Renewal Authority
Series 2008 A-1, LOC: U.S. Bank N.A. 0.110% 12/01/25 (03/07/13) (a)(b)	13,530,000	13,530,000
Series 2008 A-2, LOC: U.S. Bank N.A. 0.110% 12/01/25 (03/07/13) (a)(b)	17,865,000	17,865,000
CO Educational & Cultural Facilities Authority
Daughters of Israel, Inc., National Jewish Federation, Series 2006 B-4, LOC: TD Bank N.A. 0.110% 12/01/35 (03/01/13) (a)(b)	7,460,000	7,460,000
JFMC Facilities Corp., Series 2009 C-7, LOC: U.S. Bank N.A. 0.110% 03/01/39 (03/01/13) (a)(b)	14,495,000	14,495,000
Madlyn & Leonard Abramson, National Jewish Federation, Series 2005 B-2, LOC: TD Bank N.A. 0.110% 12/01/34 (03/01/13) (a)(b)	4,020,000	4,020,000
Naropa University, Series 1999, LOC: Wells Fargo Bank N.A. 0.210% 11/01/24 (03/07/13) (a)(b)	3,155,000	3,155,000
National Jewish Federation: Series 2007 C-4, LOC: U.S. Bank N.A. 0.110% 06/01/37 (03/01/13) (a)(b)	9,300,000	9,300,000
Series 2011 F2, LOC: Northern Trust Co. 0.110% 07/01/41 (03/01/13) (a)(b)	4,660,000	4,660,000

	Par ($)	Value ($)
Series 2012 B-5, LOC: TD Bank N.A. 0.110% 01/01/39 (03/01/13) (a)(b)	9,000,000	9,000,000
CO Health Facilities Authority
Crossroads at Delta, Series 2004 A, LOC: U.S. Bank N.A. 0.100% 11/01/28 (03/07/13) (a)(b)	3,800,000	3,800,000
CO Jefferson County
Rocky Mountain Butterfly Consortium, Series 1998, LOC: Wells Fargo Bank N.A. 0.210% 06/01/28 (03/07/13) (a)(b)	1,395,000	1,395,000
CO Wells Fargo Stage Trust
Floating Certificates: Series 2012 102C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 03/15/35 (06/06/13) (a)(b)(c)	16,500,000	16,500,000
Series 2012 110C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 11/01/37 (06/13/13) (a)(b)(c)	17,125,000	17,125,000
Colorado Total		132,115,000
Connecticut – 1.5%
CT Clinton
Series 2013, 1.250% 02/11/14	4,000,000	4,038,284
CT Connecticut Innovations, Inc.
ISO New England, Inc., Series 2012, LOC: TD Bank N.A. 0.100% 12/01/39 (03/07/13) (a)(b)	6,910,000	6,910,000
CT Easton
Series 2012, 1.000% 07/03/13	4,000,000	4,010,925
CT Health & Educational Facilities Authority
Eastern Connecticut Health, Series 2010 E, LOC: TD Bank N.A. 0.100% 07/01/34 (03/07/13) (a)(b)	1,300,000	1,300,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Westover School, Series 2007 B, LOC: TD Bank N.A. 0.100% 07/01/30 (03/07/13) (a)(b)	1,700,000	1,700,000
CT Manchester
Series 2012, 1.250% 07/05/13	11,108,000	11,147,003
CT New Milford
Series 2012, 1.000% 07/25/13	21,340,000	21,408,989
CT North Branford
Series 2012, 1.000% 11/06/13	5,122,000	5,148,243
CT State
Series 2012 A, 0.100% 04/15/13 (03/07/13) (a)(d)	11,800,000	11,800,000
CT Windsor Locks
Series 2012, 1.000% 04/04/13	6,500,000	6,504,890
Connecticut Total		73,968,334
Delaware – 1.2%
DE BB&T Municipal Trust
Series 2008-1007, LOC: Branch Banking & Trust 0.200% 04/10/22 (03/07/13) (a)(b)	22,700,000	22,700,000
Series 2008-1033, LOC: Branch Banking & Trust 0.200% 06/01/24 (03/07/13) (a)(b)	7,080,000	7,080,000
DE New Castle County
CHF-Delaware LLC, University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.110% 08/01/31 (03/07/13) (a)(b)	16,950,000	16,950,000
DE University of Delaware
Series 2005, SPA: TD Bank N.A. 0.120% 11/01/35 (03/01/13) (a)(b)	10,400,000	10,400,000
Delaware Total		57,130,000

	Par ($)	Value ($)
District of Columbia – 0.4%
DC District of Columbia
American University, Series 2003 A, LOC: Wells Fargo Bank N.A. 0.100% 06/01/33 (03/07/13) (a)(b)	19,875,000	19,875,000
DC JPMorgan Chase Putters/Drivers Trust
District of Columbia Income Tax Secured Revenue, Series 2012-4093, LIQ FAC: JPMorgan Chase Bank 0.110% 12/01/19 (03/01/13) (a)(b)(c)	30,000	30,000
District of Columbia Total		19,905,000
Florida – 2.7%
FL Broward County Health Facilities Authority
Henderson Mental Health Center, Series 2004, LOC: Northern Trust Co. 0.110% 07/01/29 (03/06/13) (a)(b)	1,200,000	1,200,000
FL Clipper Tax-Exempt Certificate Trust
Florida State Department of Transportation, Series 2012-2AX, LIQ FAC: State Street Bank & Trust Co. 0.110% 07/01/22 (03/07/13) (a)(b)(c)	6,855,000	6,855,000
FL Deutsche Bank Spears/Lifers Trust
Palm Coast Florida Utility System Revenue, Series 2008-579, GTY AGMT: Deutsche Bank AG 0.120% 10/01/24 (03/07/13) (a)(b)	4,450,000	4,450,000
FL Eclipse Funding Trust
Miami-Dade County School Board, Series 2007, LOC: U.S. Bank N.A. 0.110% 05/01/32 (03/07/13) (a)(b)	4,535,000	4,535,000
FL Hillsborough County School Board
Master Lease, Series 2008 C, LOC: Wells Fargo Bank N.A. 0.100% 07/01/30 (03/01/13) (a)(b)	9,800,000	9,800,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc., Series 2010, LOC: Branch Banking & Trust 0.120% 09/01/20 (03/07/13) (a)(b)	3,230,000	3,230,000
FL Jacksonville
Crowley Liner Services, Series 1983, LOC: Den Norske Bank 0.230% 02/01/14 (03/01/13) (a)(b)	3,600,000	3,600,000
FL JPMorgan Chase Putters/Drivers Trust
St. Johns County FL Sales Tax Revenue, Series 2012-4134, Insured: BHAC, LIQ FAC: JPMorgan Chase Bank 0.140% 10/01/15 (03/07/13) (a)(b)(c)	13,155,000	13,155,000
FL Miami-Dade County Educational Facilities Authority
University of Miami, Floaters, Series 2008-2710, GTY AGMT: Wells Fargo Co. 0.140% 04/01/38 (03/07/13) (a)(b)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community, Series 2002, LOC: Northern Trust Co. 0.110% 04/01/32 (03/06/13) (a)(b)	5,695,000	5,695,000
FL Orlando-Orange County Expressway Authority
Series 2008 B-1, LOC: Bank of Montreal 0.100% 07/01/40 (03/07/13) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
Zoological Society of Palm Beach, Series 2001, LOC: Northern Trust Co. 0.110% 05/01/31 (03/06/13) (a)(b)	9,550,000	9,550,000

	Par ($)	Value ($)
FL Pinellas County Health Facilities Authority
Baycare Health Systems, Series 2009 A-2, LOC: Northern Trust Co. 0.100% 11/01/38 (03/07/13) (a)(b)	13,025,000	13,025,000
FL Sunshine Governmental Financing Commission
0.180% 05/09/13	8,200,000	8,200,000
Series 2013 H, SPA: JPMorgan Chase Bank 0.190% 06/07/13 (b)	10,200,000	10,200,000
Florida Total		129,340,000
Georgia – 4.2%
GA BB&T Municipal Trust
Series 2008-1014, LOC: Branch Banking & Trust 0.200% 09/01/23 (03/07/13) (a)(b)	16,250,000	16,250,000
GA Clipper Tax-Exempt Certificate Trust
Georgia State, Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.110% 03/01/18 (03/07/13) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
The Weber School, Series 2006, LOC: Branch Banking & Trust 0.120% 12/01/30 (03/07/13) (a)(b)	3,190,000	3,190,000
GA Main Street Natural Gas, Inc.
Series 2010 A, SPA: Royal Bank of Canada 0.110% 08/01/40 (03/07/13) (a)(b)	84,720,000	84,720,000
GA Metropolitan Atlanta Rapid Transit Authority
0.140% 03/06/13	8,600,000	8,600,000
GA Municipal Gas Authority
Gas Portfolio III: Series 2012 P, 2.000% 05/22/13	16,000,000	16,060,183
Series 2012 R, 2.000% 10/01/13	7,000,000	7,069,547

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Private Colleges & Universities Authority
Emory University, Series 2005 B-1, 0.090% 09/01/35 (03/07/13) (a)(d)	35,000,000	35,000,000
GA State
Series 2012 A, 3.000% 07/01/13	16,195,000	16,346,761
GA Thomasville Hospital Authority
John D. Archbold Memorial Hospital, Series 2009 B, LOC: Branch Banking & Trust 0.120% 11/01/23 (03/07/13) (a)(b)	6,295,000	6,295,000
Georgia Total		203,526,491
Idaho – 0.9%
ID State
Tax Anticipation Notes, Series 2012, 2.000% 06/28/13	43,000,000	43,251,739
Idaho Total		43,251,739
Illinois – 5.7%
IL Chicago Board of Education
Series 2009 A2, LOC: Northern Trust Co. 0.100% 03/01/26 (03/07/13) (a)(b)	15,035,000	15,035,000
IL Chicago Heights
Chicago Heights Fitness, Series 2002 A, LOC: JPMorgan Chase Bank 0.210% 03/01/17 (03/07/13) (a)(b)	1,030,000	1,030,000
IL Clipper Tax-Exempt Certificate Trust
Series 2013-2A, LIQ FAC: State Street Bank & Trust Co. 0.110% 11/15/25 (03/07/13) (a)(b)(c)	7,500,000	7,500,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois - City Colleges, Series 2007-346, GTY AGMT: Deutsche Bank AG 0.170% 01/01/26 (03/07/13) (a)(b)	7,580,000	7,580,000

	Par ($)	Value ($)
Chicago Illinois Board of Education: Series 2007-306, GTY AGMT: Deutsche Bank AG 0.190% 12/01/25 (03/07/13) (a)(b)	5,285,000	5,285,000
Series 2007-443, GTY AGMT: Deutsche Bank AG 0.120% 12/01/31 (03/07/13) (a)(b)	8,420,000	8,420,000
Kane, Cook & Du Page Counties School District No. 46, Series 2007-425, GTY AGMT: Deutsche Bank AG 0.170% 01/01/23 (03/07/13) (a)(b)	11,525,000	11,525,000
McHenry County Community Unit School District No. 200 Woodstock, Series 2007-420, GTY AGMT: Deutsche Bank AG 0.170% 01/15/26 (03/07/13) (a)(b)	27,065,000	27,065,000
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: JPMorgan Chase Bank 0.160% 04/01/21 (03/07/13) (a)(b)	4,500,000	4,500,000
American College of Surgeons, Series 1996, LOC: Northern Trust Co. 0.110% 08/01/26 (03/01/13) (a)(b)	18,017,000	18,017,000
IL Educational Facilities Authority
Pooled Financing Program, Series 95, LOC: Northern Trust Co. 0.150% 05/06/13	27,500,000	27,500,000
IL Finance Authority
Elmhurst College: Series 2003, LOC: BMO Harris Bank N.A. 0.110% 03/01/33 (03/07/13) (a)(b)	9,450,000	9,450,000
Series 2007, LOC: BMO Harris Bank N.A. 0.110% 02/01/42 (03/07/13) (a)(b)	12,500,000	12,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Francis W. Parker School, Series 1999, LOC: BMO Harris Bank N.A., LOC: Northern Trust Co. 0.130% 04/01/29 (03/06/13) (a)(b)	4,100,000	4,100,000
Hospital Sisters Services, Series 2012 G, LOC: Bank of Montreal 0.110% 08/01/40 (03/07/13) (a)(b)	18,300,000	18,300,000
IV Healthcorp, Inc., Series 2009, LOC: BMO Harris Bank N.A. 0.130% 12/01/39 (03/07/13) (a)(b)	21,940,000	21,940,000
Lake Forest Academy, Series 2000, LOC: Northern Trust Co. 0.110% 12/01/24 (03/06/13) (a)(b)	6,000,000	6,000,000
Lake Forest Country Day School, Series 2005, LOC: Northern Trust Co. 0.110% 07/01/35 (03/06/13) (a)(b)	3,250,000	3,250,000
Lake Forest Open Lands, Series 1999, LOC: Northern Trust Co. 0.110% 08/01/33 (03/06/13) (a)(b)	6,100,000	6,100,000
National-Louis University, Series 1999 B, LOC: JPMorgan Chase Bank 0.120% 06/01/29 (03/07/13) (a)(b)	10,350,000	10,350,000
Search Development Center, Series 2007, LOC: JPMorgan Chase Bank 0.150% 12/01/37 (03/07/13) (a)(b)	10,270,000	10,270,000
Steppenwolf Theatre Co., Series 2013, LOC: Northern Trust Co. 0.110% 03/01/43 (03/07/13) (a)(b)	5,675,000	5,675,000

	Par ($)	Value ($)
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP, Series 2008, Credit Support: FHLMC, SPA: FHLMC 0.180% 08/01/38 (03/07/13) (a)(b)	7,145,000	7,145,000
IL State
Unemployment Insurance Fund, Series 2012 A, 2.000% 06/15/13	5,000,000	5,024,872
IL Village of Brookfield
Chicago Zoological Society, Series 2008, LOC: Northern Trust Co. 0.110% 06/01/38 (03/06/13) (a)(b)	22,640,000	22,640,000
Illinois Total		276,201,872
Indiana – 6.6%
IN Crawfordsville Industrial Development Authority
Acuity Brands, National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.210% 06/01/21 (03/07/13) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Decatur Township Indiana Multi-School Building Corp., Series 2008-683, GTY AGMT: Deutsche Bank AG 0.120% 01/15/20 (03/07/13) (a)(b)	8,230,000	8,230,000
Dyer Indiana Redevelopment Authority, Series 2008-573, GTY AGMT: Deutsche Bank AG 0.210% 07/15/18 (03/07/13) (a)(b)	7,085,000	7,085,000
IN Development Finance Authority
Goodwill Industries, Series 2005, LOC: PNC Bank N.A. 0.140% 01/01/27 (03/07/13) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc., Series 2002, LOC: Wells Fargo Bank N.A. 0.260% 07/01/17 (03/07/13) (a)(b)	970,000	970,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Educational Facilities Authority
Wabash College, Series 2003, LOC: JPMorgan Chase Bank 0.150% 12/01/23 (03/07/13) (a)(b)	10,095,000	10,095,000
IN Finance Authority
0.120% 03/04/13	54,500,000	54,500,000
ArcelorMittal, Ispat Inland, Inc., Series 2005, LOC: Rabobank Cooperatieve 0.140% 06/01/35 (03/06/13) (a)(b)	25,480,000	25,480,000
Ascension Health Credit Group, Series 2008 E4, 0.110% 11/15/36 (03/06/13) (a)(d)	5,000,000	5,000,000
Goodwill Industries, Series 2006, LOC: JPMorgan Chase Bank 0.160% 12/01/36 (03/07/13) (a)(b)	8,400,000	8,400,000
Lutheran Child & Family Services, Series 2005, LOC: PNC Bank N.A. 0.140% 11/01/27 (03/07/13) (a)(b)	4,485,000	4,485,000
Midwest Fertilizer Corp., Series 2012, 0.200% 07/01/46 (07/01/13) (a)(d)	39,425,000	39,425,000
Parkview Health System, Series 2009 D, LOC: Wells Fargo Bank N.A. 0.100% 11/01/39 (03/06/13) (a)(b)	25,940,000	25,940,000
Sisters of St. Francis Health, Series 2008 G, LOC: Wells Fargo Bank N.A. 0.090% 09/01/48 (03/07/13) (a)(b)	14,000,000	14,000,000
IN Health Facility Finance Authority
Anthony Wayne Rehabilitation Center, Series 2001, LOC: Wells Fargo Bank N.A. 0.210% 02/01/31 (03/07/13) (a)(b)	2,180,000	2,180,000

	Par ($)	Value ($)
Community Hospital of Lagrange, Series 2007, LOC: PNC Bank N.A. 0.120% 11/01/32 (03/07/13) (a)(b)	21,820,000	21,820,000
Community Hospitals Project, Series 2000 B, LOC: Wells Fargo Bank N.A. 0.090% 07/01/28 (03/07/13) (a)(b)	18,100,000	18,100,000
Southern Indiana Rehab Hospital, Series 2001, LOC: JPMorgan Chase Bank 0.210% 04/01/20 (03/07/13) (a)(b)	1,890,000	1,890,000
IN Lawrenceburg
Indiana Michigan Power Co., Series 2008 H, LOC: Bank of Nova Scotia 0.100% 11/01/21 (03/07/13) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue, Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.170% 06/01/29 (03/07/13) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
Indiana State Housing & Community Development Authority, Series 2010 E-20, LIQ FAC: Royal Bank of Canada 0.120% 07/01/39 (03/07/13) (a)(b)(c)	23,600,000	23,600,000
Indiana University, Series 2011 E-23, LOC: Royal Bank of Canada 0.110% 03/01/36 (03/07/13) (a)(b)(c)	8,925,000	8,925,000
IN St. Joseph County
South Bend Medical Foundation, Inc., Series 2000, LOC: PNC Bank N.A. 0.140% 08/01/20 (03/07/13) (a)(b)	10,365,000	10,365,000
IN Wayne Township School Building Corp./Marion County
Series 2003 B, Insured: FGIC, Pre-refunded 01/15/14, 5.250% 07/15/17	2,400,000	2,506,311

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Wayne Township School Building Corp/Marion County IN
Series 2003 B, Insured: FGIC, Pre-refunded 01/15/14, 5.250% 07/15/16	2,280,000	2,380,995
Indiana Total		319,207,306
Iowa – 0.5%
IA Des Moines
Central Iowa Hospital Corp., Iowa Methodist Medical Center, Series 1985, LOC: Wells Fargo Bank N.A. 0.110% 08/01/15 (03/06/13) (a)(b)	23,000,000	23,000,000
IA Woodbury County
June E. Nylan Cancer Center, Siouxland Regional Cancer Center, Series 1998 A, LOC: Wells Fargo Bank N.A. 0.210% 12/01/14 (03/07/13) (a)(b)	930,000	930,000
Iowa Total		23,930,000
Kansas – 0.2%
KS Wyandotte County-Kansas City Unified Government
Series 2013 I, 0.240% 03/01/14	9,575,000	9,576,894
Kansas Total		9,576,894
Kentucky – 0.5%
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 0.110% 06/01/34 (03/01/13) (a)(b)	3,280,000	3,280,000
KY Pendleton County
Associate County Leasing, Series 1989, LOC: JPMorgan Chase Bank 0.400% 05/03/13 (b)	13,000,000	13,000,000
KY Rural Water Finance Corp.
Construction Notes, Series 2012 D-1, 1.000% 10/01/13	7,500,000	7,529,838
Kentucky Total		23,809,838

	Par ($)	Value ($)
Louisiana – 4.1%
LA Lake Charles Harbor & Terminal District
Lake Charles Clean Energy LLC, Series 2012, Escrowed in U.S. Treasuries, 0.190% 12/01/42 (07/01/13) (a)(d)	60,000,000	60,000,000
LA Municipal Gas Authority
Putters, Series 2006-1411Q, LOC: JPMorgan Chase Bank 0.170% 08/01/16 (03/01/13) (a)(b)	84,520,000	84,520,000
LA Public Facilities Authority
Franciscan Missionaries, Series 2005 D, LOC: U.S. Bank N.A. 0.110% 07/01/28 (03/01/13) (a)(b)	41,410,000	41,410,000
LA St. James Parrish
Nustar Logistics LP, Series 2011, LOC: Wells Fargo Bank N.A. 0.120% 08/01/41 (03/06/13) (a)(b)	10,000,000	10,000,000
Louisiana Total		195,930,000
Maine – 0.2%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority, Series 2007, LOC: U.S. Bank N.A. 0.110% 07/01/37 (03/07/13) (a)(b)	9,855,000	9,855,000
Maine Total		9,855,000
Maryland – 0.6%
MD Baltimore County Economic Development Authority
Blue Circle, Inc., Series 1992, LOC: BNP Paribas 0.600% 12/01/17 (03/06/13) (a)(b)	4,400,000	4,400,000
Torah Institute of Baltimore, Series 2004, LOC: Branch Banking & Trust 0.120% 07/01/24 (03/07/13) (a)(b)	2,760,000	2,760,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MD Bel Air Economic Development Authority
Harford Day School, Inc., Series 2007, LOC: Branch Banking & Trust 0.120% 10/01/33 (03/07/13) (a)(b)	3,965,000	3,965,000
MD Prince George's County
Series 2007-2128, GTY AGMT: Wells Fargo Bank N.A. 0.110% 07/01/34 (03/07/13) (a)(b)	13,710,000	13,710,000
MD State
Capital Improvement, State & Local Facilities, Series 2002 A, 5.500% 08/01/13	2,210,000	2,258,924
Maryland Total		27,093,924
Massachusetts – 1.9%
MA Beverly
Series 2012, 1.000% 07/10/13	5,300,000	5,314,873
MA Billerica
Series 2012, 1.000% 05/17/13	3,000,000	3,004,766
MA Concord & Carlisle Regional School District
Series 2012, 0.750% 06/20/13	9,000,000	9,015,357
MA Fairhaven
Series 2012, 1.000% 11/01/13	3,500,000	3,517,339
MA Hingham
Series 2012, 0.750% 06/28/13	12,500,000	12,522,537
MA Lexington
Series 2013, 4.500% 02/15/14	3,945,000	4,107,422
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38, LOC: Royal Bank of Canada 0.120% 01/01/16 (03/07/13) (a)(b)(c)	5,000,000	5,000,000

	Par ($)	Value ($)
MA State College Building Authority
Series 2003 A, Insured: XLCA, Pre-refunded 05/01/13: 5.250% 05/01/14	2,075,000	2,092,416
5.250% 05/01/16	1,295,000	1,305,869
5.250% 05/01/19	2,680,000	2,702,494
MA State
Central Artery, Series 2000 B, SPA: U.S. Bank N.A. 0.100% 12/01/30 (03/01/13) (a)(b)	32,635,000	32,635,000
MA Water Resources Authority
Series 2004 D, Pre-refunded 08/01/13, 4.750% 08/01/27	3,425,000	3,489,459
MA Weston
Series 2013, 1.000% 02/03/14	5,325,000	5,363,956
Massachusetts Total		90,071,488
Michigan – 3.7%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal, Series 2006, LOC: Bank of New York 0.300% 07/01/26 (04/01/13) (a)(b)	18,374,500	18,374,500
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Joint Building Authority, Devos Place Project, Series 2007-302, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.170% 12/01/31 (03/07/13) (a)(b)	2,655,000	2,655,000
MI Finance Authority
State Aid Notes, Series 2012 B-1, 2.000% 08/20/13	5,000,000	5,038,971
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc., Series 2006, LOC: PNC Bank N.A. 0.120% 08/01/31 (03/07/13) (a)(b)	20,290,000	20,290,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI L'Anse Creuse Public Schools
School Building & Site-RMKT, Series 2008, SPA: JPMorgan Chase Bank 0.120% 05/01/35 (03/01/13) (a)(b)	38,425,000	38,425,000
MI Macomb County Hospital Finance Authority
Mount Clemens Regional Medical Center, Mount Clemens General Hospital, Series 2003 B, Pre-refunded 11/15/13, 5.875% 11/15/34	8,475,000	8,816,198
MI Michigan State University
Series 2003 A, SPA: Northern Trust Co. 0.110% 02/15/33 (03/06/13) (a)(b)	12,000,000	12,000,000
Series 2005, SPA: Bank of New York 0.110% 02/15/34 (03/06/13) (a)(b)	11,940,000	11,940,000
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles, Series 2006, SPA: JPMorgan Chase Bank 0.160% 01/01/35 (03/07/13) (a)(b)	27,365,000	27,365,000
Lakeland Hospitals, Series 2003, SPA: JPMorgan Chase Bank 0.160% 01/01/32 (03/07/13) (a)(b)	32,900,000	32,900,000
Michigan Total		177,804,669
Minnesota – 1.2%
MN Anoka-Hennepin Independent School District No. 11
Series 2011 A, Minnesota School District Credit Enhancement Program, 4.000% 02/01/14	1,000,000	1,033,931
MN Blaine Industrial Development
SuperValu, Inc., Series 1993, LOC: U.S. Bank N.A. 0.090% 11/01/13 (03/06/13) (a)(b)	1,700,000	1,700,000

	Par ($)	Value ($)
MN Columbia Heights Independent School District No. 13
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 1.250% 09/16/13	6,000,000	6,029,940
MN Edina Independent School District No. 273
Tax Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 2.000% 03/15/13	4,500,000	4,503,018
MN Fridley Independent School District No. 14
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.500% 09/27/13	7,500,000	7,551,616
MN Holdingford Independent School District No. 738
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012, 1.500% 09/28/13	3,000,000	3,019,871
MN Mankato
Bethany Lutheran College, Inc., Series 2000 A, LOC: Wells Fargo Bank N.A. 0.210% 11/01/15 (03/07/13) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi-Family Housing
Series 1991, LOC: Wells Fargo Bank N.A. 0.210% 11/01/31 (03/07/13) (a)(b)	1,150,000	1,150,000
MN Monticello Independent School District No. 882
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.250% 09/20/13	4,200,000	4,222,069
MN Moorhead Independent School District No. 152
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 1.000% 09/18/13	8,500,000	8,533,093
MN Rocori Area Schools Independent School District No. 750
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.250% 09/27/13	3,000,000	3,015,481

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 2.000% 09/10/13	4,000,000	4,036,903
MN St. Louis County Independent School District No. 2142
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 B, 1.000% 09/27/13	5,000,000	5,020,628
MN Warroad Independent School District No. 690
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.500% 08/30/13	6,745,000	6,785,145
Minnesota Total		57,881,695
Mississippi – 2.2%
MS Business Finance Corp.
Chevron U.S.A., Inc.: Series 2007 E, GTY AGMT: Chevron Corp. 0.100% 12/01/30 (03/01/13) (a)(b)	41,530,000	41,530,000
Series 2009 B, GTY AGMT: Chevron Corp. 0.100% 12/01/30 (03/01/13) (a)(b)	16,400,000	16,400,000
Series 2009 C, GTY AGMT: Chevron Corp. 0.100% 12/01/30 (03/01/13) (a)(b)	22,045,000	22,045,000
Series 2009 F, GTY AGMT: Chevron Corp. 0.110% 12/01/30 (03/01/13) (a)(b)	18,850,000	18,850,000
Series 2010 F, GTY AGMT: Chevron Corp. 0.090% 12/01/30 (03/06/13) (a)(b)	6,800,000	6,800,000
Series 2011 G, GTY AGMT: Chevron Corp. 0.110% 11/01/35 (03/01/13) (a)(b)	900,000	900,000
Mississippi Total		106,525,000

	Par ($)	Value ($)
Missouri – 4.1%
MO Deutsche Bank Spears/Lifers Trust
Kansas City Assistance Corp., Series 2008-536, GTY AGMT: Deutsche Bank AG 0.120% 04/15/19 (03/07/13) (a)(b)	9,410,000	9,410,000
MO Development Finance Board of MAMU
0.160% 03/19/13	10,964,000	10,964,000
MO Health & Educational Facilities Authority
Ascension Health: Series 2003 C-1, 0.110% 11/15/39 (03/06/13) (a)(d)	8,075,000	8,075,000
Series 2008 C-5, 0.110% 11/15/26 (03/06/13) (a)(d)	10,500,000	10,500,000
Bethesda Health Group, Inc., Series 2009, LOC: U.S. Bank N.A. 0.130% 08/01/41 (03/01/13) (a)(b)	54,645,000	54,645,000
SSM Health Care Obligations Group, Series 2005 D4, SPA: JPMorgan Chase Bank 0.140% 06/01/33 (03/06/13) (a)(b)	59,425,000	59,425,000
MO Kansas City
H. Roe Battle Convention Center, Series 2008 E, LOC: Sumitomo Mitsui Banking 0.120% 04/15/34 (03/06/13) (a)(b)	14,025,000	14,025,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 0.100% 11/01/32 (03/07/13) (a)(b)	2,775,000	2,775,000
MO St. Louis Airport
Series 2005, GTY AGMT: Deutsche Bank AG 0.120% 07/01/31 (03/07/13) (a)(b)	27,950,000	27,950,000
Missouri Total		197,769,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Montana – 0.4%
MT Board of Investments
Series 2004, 0.220% 03/01/29 (03/01/13) (a)(d)	8,400,000	8,400,000
Series 2013, 0.220% 03/01/38 (d)(e)	8,180,000	8,180,000
Montana Total		16,580,000
Nebraska – 2.0%
NE Central Plains Energy Project
Series 2009 2, SPA: Royal Bank of Canada 0.110% 08/01/39 (03/07/13) (a)(b)	40,605,000	40,605,000
NE Nuckolls County
Agrex, Inc., Series 1985, LOC: JPMorgan Chase Bank 0.160% 02/01/15 (03/06/13) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
Electric Revenue Notes, Series A: 0.150% 05/08/13	13,000,000	13,000,000
0.160% 06/11/13	10,300,000	10,300,000
0.170% 06/06/13	12,330,000	12,330,000
0.180% 06/05/13	15,000,000	15,000,000
Nebraska Total		96,335,000
Nevada – 0.8%
NV Clark County
Opportunity Village Foundation, Series 2007, LOC: Northern Trust Co. 0.100% 01/01/37 (03/07/13) (a)(b)	9,100,000	9,100,000
NV Deutsche Bank Spears/Lifers Trust
Clark County School District, Series 2008-684, GTY AGMT: Deutsche Bank AG 0.120% 06/15/24 (03/07/13) (a)(b)	9,755,000	9,755,000

	Par ($)	Value ($)
NV Reno
ReTrac-Reno Transportation Rail Access Corridor, Series 2008, LOC: Bank of New York 0.110% 06/01/42 (03/01/13) (a)(b)	20,945,000	20,945,000
Nevada Total		39,800,000
New Hampshire – 0.3%
NH Business Finance Authority
Littleton Regional Hospital, Series 2007, LOC: TD Bank N.A. 0.110% 10/01/37 (03/01/13) (a)(b)	3,525,000	3,525,000
NH Health & Education Facilities Authority
Frisbie Memorial Hospital, Series 2006, LOC: TD Bank N.A. 0.100% 10/01/36 (03/07/13) (a)(b)	11,050,000	11,050,000
New Hampshire Total		14,575,000
New Jersey – 1.2%
NJ Deutsche Bank Spears/Lifers Trust
New Jersey State Transportation Trust Fund Authority: Series 2007-317, Insured: FSA, LIQ FAC: Deutsche Bank AG 0.160% 12/15/33 (03/07/13) (a)(b)	29,490,000	29,490,000
Series 2007-452, Insured: NPFGC, GTY AGMT: Deutsche Bank AG 0.190% 12/15/33 (03/07/13) (a)(b)	19,405,000	19,405,000
NJ Economic Development Authority
Series 2011, DPCE: State Appropriation, LIQ FAC: Citibank N.A. 0.460% 09/01/21 (03/07/13) (a)(b)(c)	6,940,000	6,940,000
NJ JPMorgan Chase Putters/Drivers Trust
Series 2009-3540Z, Insured: FSA, LIQ FAC: JPMorgan Chase Bank 0.230% 12/15/13 (03/07/13) (a)(b)(c)	2,780,000	2,780,000
New Jersey Total		58,615,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
New Mexico – 1.6%
NM Dona Ana County
Foamex LP, Series 1985, LOC: Wells Fargo Bank N.A. 0.170% 11/01/13 (03/07/13) (a)(b)	6,000,000	6,000,000
NM Municipal Energy Acquisition Authority
Series 2009, SPA: Royal Bank of Canada 0.110% 11/01/39 (03/07/13) (a)(b)	69,530,000	69,530,000
New Mexico Total		75,530,000
New York – 6.8%
NY Amherst
Series 2012 A, 1.000% 07/18/13	3,025,000	3,033,030
NY Baldwinsville Central School District
New York State Aid Intercept Program, Series 2012, 1.000% 06/27/13	6,224,000	6,238,317
NY BB&T Municipal Trust
Series 2009-1037, LOC: Branch Banking & Trust 0.270% 06/01/17 (03/07/13) (a)(b)(c)	19,445,000	19,445,000
Series 2010-1039, LOC: Branch Banking & Trust 0.200% 06/01/25 (03/07/13) (a)(b)(c)	41,120,000	41,120,000
NY Erie County Industrial Development Agency
Series 2003, Credit Support: State Aid Withholding 5.000% 05/01/13	2,490,000	2,509,923
Series 2012, DPCE: State Aid Withholding 1.000% 05/01/13	3,100,000	3,103,566
NY Housing Finance Agency
Midtown West B LLC, 505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen 0.190% 05/01/42 (03/06/13) (a)(b)	33,060,000	33,060,000

	Par ($)	Value ($)
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.190% 05/01/42 (03/06/13) (a)(b)	51,000,000	51,000,000
NY Liberty Development Corp.
3 World Trade Center LLC: Series 2010 A1, Escrowed in U.S. Treasuries, 0.250% 12/01/50 (05/22/13) (a)(d)	50,000,000	50,000,000
Series 2011 A3, 0.250% 12/01/49 (05/22/13) (a)(d)	50,000,000	50,000,000
NY Mortgage Agency
Series 2008-1, SPA: Wells Fargo Bank N.A. 0.110% 10/01/38 (03/06/13) (a)(b)	8,000,000	8,000,000
Series 2012 174-B, 0.230% 04/01/23 (05/01/13) (a)(d)	5,000,000	5,000,000
NY New York City Housing Development Corp.
Series 2009 A, Credit Support: FHLMC, LIQ FAC: FHLMC 0.140% 09/01/49 (03/06/13) (a)(b)	7,500,000	7,500,000
Series 2009 H-2, 0.250% 05/01/41 (06/28/13) (a)(d)	6,640,000	6,640,000
NY New York City
Series 2008 B-1, 5.000% 09/01/13	1,000,000	1,023,683
Series 2008 J-6, LOC: Landesbank Hessen-Thüringen 0.120% 08/01/24 (03/01/13) (a)(b)	41,680,000	41,680,000
New York Total		329,353,519
North Carolina – 2.6%
NC BB&T Municipal Trust
Series 2008-1008, LOC: Branch Banking & Trust 0.200% 03/01/24 (03/07/13) (a)(b)	11,315,000	11,315,000
Series 2008-1023, LOC: Branch Banking & Trust 0.200% 05/01/24 (03/07/13) (a)(b)(c)	3,695,000	3,695,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008-1026, LOC: Branch Banking & Trust 0.200% 10/01/18 (03/07/13) (a)(b)(c)	8,720,000	8,720,000
NC Capital Facilities Finance Agency
Barton College, Series 2004, LOC: Branch Banking & Trust 0.120% 07/01/19 (03/07/13) (a)(b)	3,700,000	3,700,000
High Point University: Series 2007, LOC: Branch Banking & Trust 0.120% 12/01/29 (03/07/13) (a)(b)	5,000,000	5,000,000
Series 2008, LOC: Branch Banking & Trust 0.120% 05/01/30 (03/07/13) (a)(b)	3,360,000	3,360,000
NC Charlotte
Series 2009, SPA: Wells Fargo & Co.: 0.150% 03/14/13	2,570,000	2,570,000
0.160% 03/14/13	5,091,000	5,091,000
NC Facilities Financing
Duke University: 0.150% 03/06/13	11,774,000	11,774,000
0.150% 06/06/13	5,000,000	5,000,000
NC Forsyth County
Series 2004 A, SPA: Wells Fargo Bank N.A. 0.110% 03/01/25 (03/07/13) (a)(b)	8,810,000	8,810,000
NC Medical Care Commission
Deerfield Episcopal Retirement, Series 2008 B, LOC: Branch Banking & Trust 0.120% 11/01/38 (03/07/13) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital, Series 1998 J, LOC: Branch Banking & Trust 0.120% 05/01/18 (03/07/13) (a)(b)	1,520,000	1,520,000
Southeastern Regional Medical Center, Series 2005, LOC: Branch Banking & Trust 0.120% 06/01/37 (03/07/13) (a)(b)	7,050,000	7,050,000

	Par ($)	Value ($)
Westcare, Inc., Series 2002 A, LOC: Branch Banking & Trust 0.120% 09/01/22 (03/07/13) (a)(b)	5,600,000	5,600,000
NC State
Series 2002 E, SPA: Landesbank Hessen-Thüringen 0.110% 05/01/21 (03/06/13) (a)(b)	13,650,000	13,650,000
Series 2007 A, 5.000% 03/01/13	6,000,000	6,000,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County, Series 2007, LOC: Branch Banking & Trust 0.120% 11/01/32 (03/07/13) (a)(b)	3,900,000	3,900,000
NC Wake County
Series 2003 B, SPA: Wells Fargo Bank N.A. 0.090% 04/01/16 (03/07/13) (a)(b)	4,000,000	4,000,000
Series 2007 A, SPA: Wells Fargo Bank N.A. 0.090% 03/01/26 (03/07/13) (a)(b)	6,200,000	6,200,000
Series 2009 C, 5.000% 03/01/13	2,855,000	2,855,000
North Carolina Total		124,810,000
Ohio – 3.9%
OH Air Quality Development Authority
FirstEnergy Nuclear Generation Corp., Series 2006 B, LOC: Wells Fargo Bank N.A. 0.100% 12/01/33 (03/01/13) (a)(b)	4,100,000	4,100,000
OH Butler County Port Authority
Greater Miami Valley YMCA, Series 2007, LOC: JPMorgan Chase Bank 0.150% 09/01/37 (03/07/13) (a)(b)	10,800,000	10,800,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Cleveland-Cuyahoga County Port Authority
The Park Synagogue, Series 2006, LOC: U.S. Bank N.A. 0.130% 01/01/31 (03/07/13) (a)(b)	9,305,000	9,305,000
OH Columbus Regional Airport Authority
Oasbo Program, Series 2004 A, LOC: U.S. Bank N.A. 0.110% 03/01/34 (03/07/13) (a)(b)	21,020,000	21,020,000
OH Cuyahoga County
Cleveland Hearing & Speech, Series 2008, LOC: PNC Bank N.A. 0.130% 06/01/38 (03/07/13) (a)(b)	4,790,000	4,790,000
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority, Series 2008-488, GTY AGMT: Deutsche Bank AG 0.120% 01/01/28 (03/07/13) (a)(b)	4,930,000	4,930,000
OH Eclipse Funding Trust
Higher Educational Facility, University of Dayton, Series 2006, LOC: U.S. Bank N.A. 0.110% 12/01/33 (03/07/13) (a)(b)	5,880,000	5,880,000
OH Franklin County
OhioHealth Corp., Series 2011 B, 0.250% 11/15/33 (07/09/13) (a)(d)	18,045,000	18,045,000
Traditions Healthcare, Series 2005, LOC: U.S. Bank N.A. 0.110% 06/01/30 (03/07/13) (a)(b)	16,645,000	16,645,000
OH Geauga County
Sisters of Notre Dame, Series 2001, LOC: PNC Bank N.A. 0.140% 08/01/16 (03/07/13) (a)(b)	2,645,000	2,645,000

	Par ($)	Value ($)
OH Higher Educational Facility Authority
Tiffin University, Series 2007, LOC: PNC Bank N.A. 0.130% 08/01/22 (03/07/13) (a)(b)	10,470,000	10,470,000
OH Huron County
Fisher-Titus Medical Center, Series 2003 A, LOC: PNC Bank N.A. 0.130% 12/01/27 (03/07/13) (a)(b)	9,450,000	9,450,000
Norwalk Area Health System, Series 2003, LOC: PNC Bank N.A. 0.130% 12/01/27 (03/07/13) (a)(b)	5,855,000	5,855,000
OH Lima
Lima Memorial Hospital, Series 2007, LOC: JPMorgan Chase Bank 0.120% 04/01/37 (03/07/13) (a)(b)	20,350,000	20,350,000
OH Ohio State University
0.140% 03/06/13	2,985,000	2,985,000
0.160% 06/06/13	25,000,000	25,000,000
OH Salem Civic Facility
Salem Community Center, Inc., Series 2001, LOC: PNC Bank N.A. 0.140% 06/01/27 (03/07/13) (a)(b)	6,980,000	6,980,000
OH Stark County Port Authority
Community Action Agency, Series 2001, LOC: JPMorgan Chase Bank 0.180% 12/01/22 (03/07/13) (a)(b)	3,000,000	3,000,000
OH Zanesville Muskingum County Port Authority
Grove City Church, Series 2006, LOC: PNC Bank N.A. 0.140% 02/01/24 (03/07/13) (a)(b)	7,630,000	7,630,000
Ohio Total		189,880,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Oklahoma – 0.1%
OK Tulsa Industrial Authority
Justin Industries, Inc., Series 1984, LOC: JPMorgan Chase Bank 0.140% 10/01/14 (03/07/13) (a)(b)	6,335,000	6,335,000
Oklahoma Total		6,335,000
Pennsylvania – 5.6%
PA Adams County Industrial Development Authority
Brethren Home Community, Series 2007, LOC: PNC Bank N.A. 0.110% 06/01/32 (03/07/13) (a)(b)	8,240,000	8,240,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center, Series 2006 A, LOC: PNC Bank N.A. 0.120% 05/01/26 (03/07/13) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady of the Sacred Heart High School, Series 2002, LOC: PNC Bank N.A. 0.130% 06/01/22 (03/07/13) (a)(b)	1,890,000	1,890,000
PA Deutsche Bank Spears/Lifers Trust
Westmoreland County Municipal Authority, Series 2007-301, GTY AGMT: Deutsche Bank AG 0.170% 08/15/30 (03/07/13) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
Series 1989 B-28, LOC: U.S. Bank N.A. 0.090% 03/01/24 (03/06/13) (a)(b)	2,600,000	2,600,000
Series 1989 B-29, LOC: U.S. Bank N.A. 0.090% 03/01/24 (03/06/13) (a)(b)	7,300,000	7,300,000
Series 1989 E-22, LOC: U.S. Bank N.A. 0.090% 03/01/24 (03/06/13) (a)(b)	11,300,000	11,300,000

	Par ($)	Value ($)
Series 1989 F-27, LOC: U.S. Bank N.A. 0.090% 03/01/24 (03/06/13) (a)(b)	1,700,000	1,700,000
Series 1989 G-6, LOC: U.S. Bank N.A. 0.090% 03/01/24 (03/06/13) (a)(b)	1,400,000	1,400,000
Series 2003 E-20, LOC: U.S. Bank N.A. 0.090% 03/01/24 (03/06/13) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
Series 2009, LOC: TD Bank N.A. 0.110% 03/01/30 (03/07/13) (a)(b)	4,100,000	4,100,000
PA Higher Educational Facilities Authority
Drexel University, Series 2007 B, LOC: Wells Fargo Bank N.A. 0.110% 05/01/37 (03/07/13) (a)(b)	15,890,000	15,890,000
Mount Aloysius College, Series 2003 L3, LOC: PNC Bank N.A. 0.130% 05/01/28 (03/07/13) (a)(b)	5,000,000	5,000,000
PA North Penn Water Authority
Series 2008, LOC: U.S. Bank N.A. 0.110% 11/01/24 (03/07/13) (a)(b)	6,915,000	6,915,000
PA Northampton County Higher Education Authority
Lehigh University, Series 2006 A, 0.100% 11/15/21 (03/07/13) (a)(d)	3,800,000	3,800,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services, Series 2007, LOC: PNC Bank N.A. 0.120% 03/01/26 (03/07/13) (a)(b)	6,940,000	6,940,000
PA Philadelphia Gas Works Revenue
Series 2009 B, LOC: Wells Fargo Bank N.A. 0.090% 08/01/31 (03/07/13) (a)(b)	25,750,000	25,750,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Philadelphia School District
Series 2011 G, LOC: Wells Fargo Bank N.A. 0.090% 09/01/30 (03/07/13) (a)(b)	14,200,000	14,200,000
PA Public School Building Authority
Park School Project: Series 2009 A, LOC: PNC Bank N.A. 0.120% 08/01/30 (03/07/13) (a)(b)	9,745,000	9,745,000
Series 2009 B, LOC: PNC Bank N.A. 0.120% 05/15/20 (03/07/13) (a)(b)	12,485,000	12,485,000
PA RBC Municipal Products, Inc. Trust
Bethlehem PA Area School District, Series 2011 E-31, LOC: Royal Bank of Canada 0.110% 05/01/14 (03/07/13) (a)(b)(c)	5,000,000	5,000,000
Hempfield PA School District, Series 2011 E-30, LOC: Royal Bank of Canada 0.110% 08/01/25 (03/07/13) (a)(b)(c)	5,280,000	5,280,000
Manhein Township PA School District, Series 2011 E-28, LOC: Royal Bank of Canada 0.110% 12/12/14 (03/07/13) (a)(b)(c)	13,680,000	13,680,000
Pennsylvania State Turnpike Commission, Series 2011 E-22, LOC: Royal Bank of Canada 0.110% 12/01/38 (03/07/13) (a)(b)(c)	15,900,000	15,900,000
University of Pittsburgh Medical Center, Series 2010 E-16, LOC: Royal Bank of Canada 0.110% 04/15/39 (03/07/13) (a)(b)(c)	38,825,000	38,825,000
PA Ridley School District
Series 2009, LOC: TD Bank N.A. 0.110% 11/01/29 (03/07/13) (a)(b)	3,520,000	3,520,000

	Par ($)	Value ($)
PA University of Pittsburgh
Series 2012, 2.000% 07/02/13	12,000,000	12,072,267
Pennsylvania Total		267,377,267
Puerto Rico – 0.0%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 08/01/54 (03/07/13) (a)(b)	1,955,000	1,955,000
Puerto Rico Total		1,955,000
Rhode Island – 0.7%
RI Health & Educational Building Corp.
Brown University, Higher Education Facilities, Series 2003 B, 0.100% 09/01/43 (03/07/13) (a)(d)	31,980,000	31,980,000
Rhode Island Total		31,980,000
South Carolina – 1.8%
SC Charleston County School District Development Corp.
Series 2012, Credit Support: South Carolina School District Credit Enhancement Program 2.250% 05/13/13	6,190,000	6,215,586
SC Greenville County School District
Series 2012 C, Credit Support: South Carolina School District Credit Enhancement Program 2.500% 06/03/13	54,775,000	55,100,137
SC JPMorgan Chase Putters/Drivers Trust
Anderson County SC School District #5, Series 2012-4218, Credit Support: South Carolina School District Credit Enhancement Program, Insured: AGMC, LIQ FAC: JPMorgan Chase Bank 0.120% 08/01/16 (03/07/13) (a)(b)(c)	8,910,000	8,910,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Lexington & Richland School District No. 5
Series 2012 A, Credit Support: South Carolina School District Credit Enhancement Program 2.000% 03/01/13	15,000,000	15,000,000
South Carolina Total		85,225,723
South Dakota – 0.3%
SD Housing Development Authority
Homeownership Mortgage, Series 2003 C-1, SPA: Landesbank Hessen-Thüringen 0.190% 05/01/32 (03/07/13) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
Series 2007-1886, GTY AGMT: Wells Fargo Bank N.A. 0.140% 11/15/33 (03/07/13) (a)(b)	12,195,000	12,195,000
South Dakota Total		16,095,000
Tennessee – 0.9%
TN Blount County Public Building Authority
Series 2009 E-7-A, LOC: Branch Banking & Trust 0.120% 06/01/39 (03/06/13) (a)(b)	5,370,000	5,370,000
Series 2009 E-8-A, LOC: Branch Banking & Trust 0.120% 06/01/37 (03/06/13) (a)(b)	1,470,000	1,470,000
Series 2009 E-9-A, LOC: Branch Banking & Trust 0.120% 06/01/30 (03/06/13) (a)(b)	5,000,000	5,000,000
TN Clipper Tax-Exempt Certificate Trust
Series 2013 1A, LIQ FAC: State Street Bank & Trust Co. 0.110% 07/01/27 (03/07/13) (a)(b)(c)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc., Series 1988 B, LOC: Wells Fargo Bank N.A. 0.200% 10/01/27 (03/06/13) (a)(b)	1,750,000	1,750,000

	Par ($)	Value ($)
TN Metropolitan Governments of Nashville & Davidson Counties
0.140% 03/05/13	17,100,000	17,100,000
TN School Board
0.150% 05/07/13	6,900,000	6,900,000
Tennessee Total		45,090,000
Texas – 7.9%
TX Bexar County Housing Finance Corp.
Multi-Family Housing, Perrin Park Apartments, Series 1996, LOC: Northern Trust Co. 0.130% 06/01/28 (03/07/13) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
Caddo Mills Texas Independent School District, Series 2008-473, Insured: PSF, GTY AGMT: Deutsche Bank AG 0.160% 08/15/42 (03/07/13) (a)(b)	10,290,000	10,290,000
Houston Taxes Utility Systems, Series 2008-511, GTY AGMT: Deutsche Bank AG 0.160% 11/15/25 (03/07/13) (a)(b)	12,560,000	12,560,000
Lovejoy Independent School District, Series 2008-514, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG 0.120% 02/15/38 (03/07/13) (a)(b)	3,520,000	3,520,000
Victoria Independent School District, Series 2008-604, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG 0.120% 02/15/37 (03/07/13) (a)(b)	7,650,000	7,650,000
TX Gregg County Housing Finance Corp.
Bailey Properties LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.110% 02/15/23 (03/07/13) (a)(b)	4,515,000	4,515,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Summer Green LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.110% 02/15/23 (03/07/13) (a)(b)	2,330,000	2,330,000
TX Gulf Coast Industrial Development Authority
Exxon Mobil Corp., Series 2012, 0.090% 11/01/41 (03/01/13) (a)(d)	38,400,000	38,400,000
TX Harris County Cultural Education Facilities Finance Corp.
Memorial Hermann Hospital System, Series 2008 D-3, LOC: Northern Trust Co. 0.100% 06/01/29 (03/07/13) (a)(b)	5,200,000	5,200,000
Methodist Hospital, Series 2008 C2, 0.100% 12/01/27 (03/01/13) (a)(d)	5,800,000	5,800,000
TX Harris County Health Facilities Development Corp.
Gulf Coast Regional Blood Center, Series 1992, LOC: JPMorgan Chase Bank 0.210% 04/01/17 (03/07/13) (a)(b)	1,350,000	1,350,000
TX Houston County Combined Utility System
0.150% 04/04/13	17,000,000	17,000,000
TX JPMorgan Chase Putters/Drivers Trust
Lake Travis TX Independent School District, Series 2012-4239, Insured: PSF, LIQ FAC: Deutsche Bank AG 0.120% 02/15/19 (03/07/13) (a)(b)(c)	3,725,000	3,725,000
Richardson TX Independent School District, Series 2012-4238, Insured: PSF, LIQ FAC: Deutsche Bank AG 0.120% 02/15/19 (03/07/13) (a)(b)(c)	3,300,000	3,300,000
Sheldon TX Independent School District, Series 2012-4245, Insured: PSF, LIQ FAC: Deutsche Bank AG 0.130% 02/15/15 (03/07/13) (a)(b)(c)	5,615,000	5,615,000

	Par ($)	Value ($)
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures, ExxonMobil Project, Series 2012, 0.100% 05/01/46 (03/01/13) (a)(d)	18,400,000	18,400,000
TX RBC Municipal Products, Inc. Trust
Harris County Texas Cultural Educational Facility, Memorial Hermann Health Care System, Series 2011 E-18, LOC: Royal Bank of Canada 0.110% 06/01/32 (03/07/13) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
Series 2007, Guarantor: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.130% 08/01/32 (03/07/13) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
University of the Incarnate Word, Series 2001, LOC: JPMorgan Chase Bank 0.160% 12/01/21 (03/07/13) (a)(b)	4,710,000	4,710,000
TX State
Series 2012 A, LIQ FAC: State Street Bank & Trust Co. 0.100% 12/01/42 (03/06/13) (a)(b)	8,300,000	8,300,000
Tax & Revenue Anticipation Notes, Series 2012, 2.500% 08/30/13	140,000,000	141,607,864
TX Tarrant County Cultural Education Facilities Finance Corp.
Baylor Health Care System, Series 2011, LOC: Northern Trust Co. 0.100% 11/15/50 (03/06/13) (a)(b)	4,450,000	4,450,000
Christus Health, Series 2008 C4, LOC: Bank of Montreal 0.100% 07/01/47 (03/06/13) (a)(b)	15,555,000	15,555,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Thruway Authority
Dallas North Texas Tollway Systems, LOC: JPMorgan Chase Bank: 0.150% 04/10/13	13,000,000	13,000,000
0.160% 04/08/13	7,000,000	7,000,000
0.160% 04/09/13	6,000,000	6,000,000
Texas Total		378,447,864
Utah – 2.0%
UT Housing Corp.
Multi-Family Housing, Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.160% 04/01/42 (03/07/13) (a)(b)	3,125,000	3,125,000
UT Transit Authority
Series 2006 A, LOC: BNP Paribas 0.100% 06/15/36 (03/01/13) (a)(b)	53,815,000	53,815,000
UT Weber County
IHC Health Services, Inc., Series 2000 C, SPA: Bank of New York Mellon 0.140% 02/15/35 (03/01/13) (a)(b)	38,500,000	38,500,000
Utah Total		95,440,000
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Brattleboro Memorial Hospital, Series 2011 A, LOC: TD Bank N.A. 0.100% 12/01/31 (03/07/13) (a)(b)	6,270,000	6,270,000
Vermont Total		6,270,000
Virginia – 1.0%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC, Series 2008 A, DPCE: FNMA, LIQ FAC: FNMA 0.130% 01/15/41 (03/07/13) (a)(b)	18,625,000	18,625,000

	Par ($)	Value ($)
VA Fairfax County Industrial Development Authority
Inova Health System Foundation, Fairfax Hospital: Series 1988 C, LOC: Northern Trust Co. 0.110% 10/01/25 (03/06/13) (a)(b)	8,200,000	8,200,000
Series 1988 D, LOC: Northern Trust Co. 0.110% 10/01/25 (03/06/13) (a)(b)	3,800,000	3,800,000
VA Loudoun County Industrial Development Authority
Jack Kent Cooke Foundation, Series 2004, LOC: Northern Trust Co. 0.110% 06/01/34 (03/06/13) (a)(b)	12,500,000	12,500,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc., Series 2005 B, LOC: Branch Banking & Trust 0.120% 01/01/35 (03/07/13) (a)(b)	3,980,000	3,980,000
Virginia Total		47,105,000
Washington – 0.9%
WA Deutsche Bank Spears/Lifers Trust
King County, Series 2008-598, LIQ FAC: Deutsche Bank AG 0.120% 01/01/28 (03/07/13) (a)(b)	7,000,000	7,000,000
Washington State, Series 2008-599, LIQ FAC: Deutsche Bank AG 0.120% 01/01/30 (03/07/13) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
King County, Series 2007, LOC: U.S. Bank N.A. 0.110% 12/01/31 (03/07/13) (a)(b)	3,345,000	3,345,000
WA Housing Finance Commission
Artspace Everett LP, Series 2008 B, Credit Support: FHLMC, LIQ FAC: FHLMC 0.110% 12/01/41 (03/06/13) (a)(b)	3,200,000	3,200,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Pioneer Human Services, Series 2009 D, LOC: U.S. Bank N.A. 0.120% 07/01/29 (03/06/13) (a)(b)	3,405,000	3,405,000
Single Family Housing, Series 2009, DPCE: GNMA/FNMA/FHLMC, LIQ FAC: State Street Bank & Trust Co. 0.100% 06/01/39 (03/07/13) (a)(b)	6,000,000	6,000,000
The Evergreen School, Series 2002, LOC: Wells Fargo Bank N.A. 0.210% 07/01/28 (03/07/13) (a)(b)	1,520,000	1,520,000
WA Seattle Housing Authority
Bayview Manor Homes, Series 1994 B, LOC: U.S. Bank N.A. 0.100% 05/01/19 (03/07/13) (a)(b)	1,905,000	1,905,000
WA Wells Fargo Stage Trust
Floaters Certificates, Energy NW Electrical Revenue - Columbia Generating Station, Series 2012 100C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 07/01/44 (05/09/13) (a)(b)(c)	5,345,000	5,345,000
Washington Total		41,525,000
West Virginia – 0.4%
WV Deutsche Bank Spears/Lifers Trust
Series 2007-385, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.210% 04/01/30 (03/07/13) (a)(b)	2,665,000	2,665,000
WV Economic Development Authority
Appalachian Power Co., Series 2009 B, LOC: Sumitomo Mitsui Banking 0.110% 12/01/42 (03/07/13) (a)(b)	16,900,000	16,900,000
West Virginia Total		19,565,000

	Par ($)	Value ($)
Wisconsin – 1.8%
WI Health & Educational Facilities Authority
Aurora Health Care, Inc., Series 2012 D, LOC: Bank of Montreal 0.100% 07/15/28 (03/07/13) (a)(b)	33,325,000	33,325,000
Bay Area Medical Center, Inc., Series 2008, LOC: BMO Harris Bank N.A. 0.110% 02/01/38 (03/01/13) (a)(b)	14,800,000	14,800,000
WI Public Finance Authority
Glenridge on Palmer Ranch, Series 2011 B, LOC: Bank of Scotland 0.150% 06/01/41 (03/01/13) (a)(b)	22,870,000	22,870,000
WI Wells Fargo Stage Trust
Floater Certificates, Series 2012 111C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 05/01/33 (06/13/13) (a)(b)(c)	15,730,000	15,730,000
Wisconsin Total		86,725,000
Wyoming – 0.0%
WY Sweetwater County
Pacific Corp. Project, Series 88-A, LOC: Barclays Bank PLC 0.150% 03/01/13	2,000,000	2,000,000
Wyoming Total		2,000,000
Total Municipal Bonds (cost of $4,806,873,422)		4,806,873,422

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2013 (Unaudited)

Closed-End Investment Company – 0.2%

California – 0.2%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 4, LIQ FAC: Citibank N.A. 0.190% 12/01/40 (03/07/13) (a)(b)(c)	10,000,000	10,000,000
California Total		10,000,000
Total Closed-End Investment Company (cost of $10,000,000)		10,000,000
Total Investments – 100.0% (cost of $4,816,873,422) (f)		4,816,873,422
Other Assets & Liabilities, Net – (0.0)%		(497,454)
Net Assets – 100.0%		4,816,375,968

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities, which are not illiquid, amounted to $460,835,000 or 9.6% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2013.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $4,816,873,422.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,806,873,422	$—	$4,806,873,422
Total Closed-End Investment Company	—	10,000,000	—	10,000,000
Total Investments	$—	$4,816,873,422	$—	$4,816,873,422

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	99.8
Closed-End Investment Company	0.2
100.0
Other Assets & Liabilities, Net	(0.0)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	4,816,873,422
	Cash	20,890
	Receivable for:
	Fund shares sold	75
	Interest	8,161,483
	Expense reimbursement due from investment advisor	24,397
	Trustees' deferred compensation plan	23,855
	Prepaid expenses	115,824
	Other assets	12,542
	Total Assets	4,825,232,488
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	8,180,000
	Distributions	17,320
	Investment advisory fee	384,520
	Administration fee	122,810
	Pricing and bookkeeping fees	22,278
	Transfer agent fee	18,449
	Trustees' fees	5,446
	Audit fee	23,934
	Legal fee	34,624
	Custody fee	14,541
	Reports to shareholders	4,348
	Registration fee	1,817
	Chief compliance officer expenses	2,439
	Trustees' deferred compensation plan	23,855
	Other liabilities	139
	Total Liabilities	8,856,520
	Net Assets	4,816,375,968
Net Assets Consist of	Paid-in capital	4,816,282,616
	Undistributed net investment income	241,212
	Accumulated net realized loss	(147,860)
	Net Assets	4,816,375,968

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$7,615,083
	Shares outstanding	7,615,232
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,646,615,507
	Shares outstanding	1,646,650,415
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$5,893,453
	Shares outstanding	5,893,575
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$47,585
	Shares outstanding	47,586
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$28,059,930
	Shares outstanding	28,060,506
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$6,241,564
	Shares outstanding	6,241,697
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,000
	Shares outstanding	10,000
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,121,892,846
	Shares outstanding	3,121,957,767
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	4,298,783
Expenses	Investment advisory fee	3,504,359
	Administration fee	2,266,239
	Distribution fee:
	Daily Class Shares	10,530
	Investor Class Shares	2,708
	Service fee:
	Adviser Class Shares	10,765
	Daily Class Shares	7,522
	Investor Class Shares	6,771
	Liquidity Class Shares	199
	Shareholder administration fee:
	Institutional Class Shares	7,609
	Trust Class Shares	1,521,771
	Transfer agent fee	45,271
	Pricing and bookkeeping fees	90,017
	Trustees' fees	42,225
	Custody fee	29,269
	Registration fees	49,687
	Audit fee	35,064
	Legal fees	59,826
	Reports to shareholders	28,323
	Chief compliance officer expenses	7,260
	Other expenses	86,983
	Total Expenses	7,812,398
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,151,743)
	Fees waived by distributor:
	Adviser Class Shares	(10,508)
	Daily Class Shares	(17,738)
	Institutional Class Shares	(5,780)
	Investor Class Shares	(9,267)
	Liquidity Class Shares	(190)
	Trust Class Shares	(1,398,679)
	Expense reductions	(1,114)
	Net Expenses	4,217,379
	Net Investment Income	81,404
	Net realized gain on investments	47,200
	Net Increase Resulting from Operations	128,604

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations	Net investment income	81,404	307,976
	Net realized gain (loss) on investments	47,200	(195,060)
	Net increase resulting from operations	128,604	112,916
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(35)	(943)
	Capital Class Shares (1)	(67,060)	(387,277)
	Daily Class Shares	(22)	(652)
	Institutional Capital Shares (1)	(2,630)	(119,639)
	Institutional Class Shares	(103)	(12,510)
	Investor Class (1)	(23)	(592)
	Liquidity Class Shares	—	(28)
	Trust Class Shares	(11,528)	(417,590)
	From net realized gains:
	Adviser Class Shares	—	(848)
	Capital Class Shares (1)	—	(140,861)
	Daily Class Shares	—	(600)
	Institutional Capital Shares (1)	—	(43,185)
	Institutional Class Shares	—	(8,497)
	Investor Class Shares (1)	—	(539)
	Liquidity Class Shares	—	(26)
	Trust Class Shares	—	(383,075)
	Total distributions to shareholders	(81,401)	(1,516,862)
	Net Capital Stock Transactions	438,818,060	(330,773,237)
	Total increase (decrease) in net assets	438,865,263	(332,177,183)
Net Assets	Beginning of period	4,377,510,705	4,709,687,888
	End of period	4,816,375,968	4,377,510,705
	Undistributed net investment income at end of period	241,212	241,209

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	44,277,375	44,277,375	29,104,336	29,104,336
Distributions reinvested	18	18	362	362
Redemptions	(42,300,800)	(42,300,800)	(35,259,406)	(35,259,406)
Net increase (decrease)	1,976,593	1,976,593	(6,154,708)	(6,154,708)
Capital Class Shares (1)
Subscriptions	1,367,438,681	1,367,438,681	2,226,712,244	2,226,712,244
Conversion	—	—	7,263,638	7,263,638
Distributions reinvested	5,059	5,060	52,273	52,273
Redemptions	(825,007,617)	(825,007,617)	(2,335,011,703)	(2,335,011,703)
Net increase (decrease)	542,436,123	542,436,124	(100,983,548)	(100,983,548)
Class A Shares (1)
Subscriptions	—	—	275	275
Conversion	—	—	(700,348)	(700,348)
Redemptions	—	—	(2,591)	(2,591)
Net decrease	—	—	(702,664)	(702,664)
Daily Class Shares
Subscriptions	10,193,172	10,193,172	11,391,480	11,391,480
Distributions reinvested	1	1	—	—
Redemptions	(11,729,252)	(11,729,252)	(10,053,610)	(10,053,610)
Net increase (decrease)	(1,536,079)	(1,536,079)	1,337,870	1,337,870
Institutional Capital Shares (1)
Subscriptions	13,874,645	13,874,645	322,885,927	322,885,927
Distributions reinvested	2	2	11	11
Redemptions	(373,869,710)	(373,869,710)	(291,367,848)	(291,367,848)
Net increase (decrease)	(359,995,063)	(359,995,063)	31,518,090	31,518,090
Institutional Class Shares
Subscriptions	60,472,055	60,472,055	352,562,125	352,562,125
Distributions reinvested	85	85	11,158	11,158
Redemptions	(94,068,078)	(94,068,078)	(379,530,414)	(379,530,414)
Net decrease	(33,595,938)	(33,595,938)	(26,957,131)	(26,957,131)
Investor Class Shares (1)
Subscriptions	12,143,257	12,143,257	38,808,291	38,808,291
Conversion	—	—	700,348	700,348
Distributions reinvested	5	5	442	442
Redemptions	(10,163,168)	(10,163,167)	(37,780,694)	(37,780,694)
Net increase	1,980,094	1,980,095	1,728,387	1,728,387
Liquidity Class Shares
Subscriptions	10,000	10,000	—	—
Distributions reinvested	—	—	54	54
Redemptions	(217,905)	(217,904)	—	—
Net increase (decrease)	(207,905)	(207,904)	54	54
Retail A Shares (1)
Subscriptions	—	—	107,979	107,979
Conversion	—	—	(7,263,638)	(7,263,638)
Redemptions	—	—	(47,952)	(47,954)
Net decrease	—	—	(7,203,611)	(7,203,613)
Trust Class Shares
Subscriptions	1,765,251,155	1,765,251,155	2,652,443,096	2,652,443,096
Distributions reinvested	15	15	1,992	1,992
Redemptions	(1,477,490,939)	(1,477,490,938)	(2,875,801,062)	(2,875,801,062)
Net increase (decrease)	287,760,231	287,760,232	(223,355,974)	(223,355,974)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	—	(e)	0.0089	0.0229
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(e)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0089	0.0229
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(e)	(0.0089)	(0.0229)
From net realized gains	—		—	(d)	—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0089)	(0.0229)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.02%		0.00	%(h)	0.00	%(h)	0.89%	2.32	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.17	%(l)	0.21%		0.31%		0.35%		0.48%	0.45%
Waiver/Reimbursement	0.34	%(l)	0.30%		0.21%		0.17%		0.05%	0.06%
Net investment income (k)	—	%(h)(l)	—		—	%(h)	—	%(h)	0.78%	2.11	%(j)
Net assets, end of period (000s)	$7,615		$5,638		$11,797		$48,725		$71,050	$110,969

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012 (a)		2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	0.001	0.0014	0.0113	0.0254
Net realized gain (loss) on investments	—	(e)	—	(e)	— (e)	— (f)	— (f)	—	(f)
Total from investment operations	—	(e)	—	(e)	0.001	0.0014	0.0113	0.0254
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
From net realized gains	—		—	(e)	— (e)	—	—	—
Total distributions to shareholders	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.00	%(i)(j)	0.04%		0.10%	0.13%	1.14%	2.57	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.17	%(m)	0.19%		0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.09	%(m)	0.08%		0.07%	0.07%	0.05%	0.06%
Net investment income (l)	0.01	%(m)	0.02%		0.10%	0.14%	1.03%	2.40	%(k)
Net assets, end of period (000s)	$1,646,616		$1,104,177		$1,205,520	$1,903,203	$3,922,964	$2,750,559

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.0062	0.0194
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(e)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0062	0.0194
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0062)	(0.0194)
From net realized gains	—		—	(d)	—	(d)	—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0062)	(0.0194)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.02%		0.00	%(h)	0.00	%(h)	0.62%	1.96	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.19	%(l)	0.21%		0.30%		0.34%		0.76%	0.80%
Waiver/Reimbursement	0.68	%(l)	0.66%		0.57%		0.53%		0.12%	0.06%
Net investment income (k)	—	%(h)(l)	—	%(h)	—	%(h)	—		0.64%	1.56	%(j)
Net assets, end of period (000s)	$5,893		$7,429		$6,093		$38,206		$59,499	$95,228

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2013		2012 (a)		2011 (b)	2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	0.001	0.0014	0.0113	0.0254
Net realized gain (loss) on investments	—	(e)	—	(e)	— (e)	— (f)	— (f)	— (f)
Total from investment operations	—	(e)	—	(e)	0.001	0.0014	0.0113	0.0254
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
From net realized gains	—		—	(e)	— (e)	—	—	—
Total distributions to shareholders	—	(e)	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.01	%(i)	0.04%		0.10%	0.13%	1.14%	2.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)(l)	0.19%		0.20%	0.20%	0.23%	0.20%
Waiver/Reimbursement	0.07	%(k)	0.08%		0.07%	0.07%	0.05%	0.06%
Net investment income (j)	0.01	%(k)	0.02%		0.10%	0.14%	1.14%	2.52%
Net assets, end of period (000s)	$48		$360,031		$328,612	$424,460	$590,847	$708,813

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)	2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001	0.0010	0.0109	0.0250
Net realized gain (loss) on investments	—	(d)	—	(d)	— (d)	— (e)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	0.001	0.0010	0.0109	0.0250
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)	(0.0010)	(0.0109)	(0.0250)
From net realized gains	—		—	(d)	— (d)	—	—	—
Total distributions to shareholders	—	(d)	—	(d)	(0.001)	(0.0010)	(0.0109)	(0.0250)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.03%		0.06%	0.09%	1.10%	2.53	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.19	%(l)	0.21%		0.23%	0.24%	0.27%	0.24%
Waiver/Reimbursement	0.12	%(l)	0.10%		0.08%	0.07%	0.05%	0.06%
Net investment income (k)	—	%(h)(l)	—	%(h)	0.07%	0.10%	1.06%	2.31	%(j)
Net assets, end of period (000s)	$28,060		$61,654		$88,637	$187,997	$445,549	$469,574

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		—	(e)	—		0.0080	0.0219
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(f)	— (f)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(f)	0.0080	0.0219
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(f)	(0.0080)	(0.0219)
From net realized gains	—		—	(e)	—	(e)	—		—	—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	—	(f)	(0.0080)	(0.0219)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (g)(h)	0.00	%(i)(j)	0.02%		0.00	%(i)	0.00%		0.81%	2.21	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.21%		0.27%		0.34%		0.57%	0.55%
Waiver/Reimbursement	0.44	%(m)	0.41%		0.35%		0.30%		0.06%	0.05%
Net investment income (l)	—	%(i)(m)	—		—	%(i)	—		0.86%	1.88	%(k)
Net assets, end of period (000s)	$6,242		$4,261		$2,534		$1,333		$8,960	$13,214

(a)  On October 1, 2011, Class A shares were converted into Investor Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Rounds to less than 0.01%.

(j)  Not annualized.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	0.0001	0.0098	0.0239
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	— (e)	— (e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.0001	0.0098	0.0239
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.0001)	(0.0098)	(0.0239)
From net realized gains	—		—	(d)	—	(d)	—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.0001)	(0.0098)	(0.0239)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.02%		0.00	%(h)	0.01%	0.99%	2.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.21%		0.31%		0.33%	0.38%	0.35%
Waiver/Reimbursement	0.32	%(k)	0.30%		0.21%		0.19%	0.15%	0.16%
Net investment income (j)	—	%(h)(k)	—		—	%(h)	0.01%	1.11%	2.36%
Net assets, end of period (000s)	$10		$218		$218		$12,412	$29,865	$77,169

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	0.0004	0.0103	0.0244
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	— (e)	— (e)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.0004	0.0103	0.0244
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.0004)	(0.0103)	(0.0244)
From net realized gains	—		—	(d)	—	(d)	—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.0004)	(0.0103)	(0.0244)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.02%		0.02%		0.04%	1.04%	2.47	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.18	%(l)	0.21%		0.28%		0.30%	0.33%	0.30%
Waiver/Reimbursement	0.18	%(l)	0.16%		0.09%		0.07%	0.05%	0.06%
Net investment income (k)	—	%(h)(l)	—		0.02%		0.04%	1.05%	2.24	%(j)
Net assets, end of period (000s)	$3,121,893		$2,834,101		$3,058,369		$3,374,811	$5,587,196	$6,686,234
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust ("the Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A Class shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BofA Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from:
Tax-Exempt Income	$911,794
Ordinary Income*	332,535
Long-Term Capital Gains	272,533

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital

BofA Tax-Exempt Reserves, February 28, 2013 (Unaudited)

loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

As of August 31, 2012, the Fund had post-Act capital losses as follows:

Shot-Term Losses
$195,060

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Funds. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.07% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement")

BofA Tax-Exempt Reserves, February 28, 2013 (Unaudited)

with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity

Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

	Current Rate (after fee
Distribution Plan:	waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

BofA Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2015	2014	2013	recovery	ended 02/28/13
$3,240,857	$3,595,998	$4,982,934	$11,819,789	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

BofA Tax-Exempt Reserves, February 28, 2013 (Unaudited)

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $1,114 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Board Consideration and Re-Approval of Investment Advisory Agreements

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Tax-Exempt Reserves, the Board received information showing that the Fund's Actual Management Rate was above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Tax-Exempt Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-TER-44/394602-0413

BofATM Funds

Semiannual Report

February 28, 2013

BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	20
Board Consideration and Re-Approval of Investment Advisory Agreement	26
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

09/01/12 – 02/28/13

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15	(a)
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.00	0.79	0.80	0.16
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.10	0.69	0.70	0.14	(a)
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15	(a)
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA Treasury Reserves

February 28, 2013 (Unaudited)

Government & Agency Obligations – 29.1%
	Par ($)	Value ($)
Government & Agency Obligations – 29.1%
U.S. Government Obligations – 29.1%
U.S. Treasury Bill
0.125% 08/31/13 (a)	65,820,000	65,803,575
U.S. Treasury Note
0.250% 11/30/13	70,500,000	70,545,056
0.375% 07/31/13	584,230,000	584,686,606
0.500% 05/31/13	130,700,000	130,806,489
0.500% 10/15/13	53,000,000	53,109,883
0.500% 11/15/13	255,770,000	256,375,674
0.750% 12/15/13	272,680,000	273,947,787
1.000% 07/15/13	144,200,000	144,636,536
1.125% 06/15/13	131,645,000	132,000,132
1.750% 04/15/13	246,505,000	246,981,232
2.000% 11/30/13	307,050,000	311,264,667
3.125% 04/30/13	184,050,000	184,941,934
3.375% 07/31/13	61,450,000	62,271,955
3.500% 05/31/13	65,000,000	65,539,716
4.250% 08/15/13	90,000,000	91,687,041
4.250% 11/15/13	8,000,000	8,230,794
U.S. Government Obligations Total		2,682,829,077
Total Government & Agency Obligations (cost of $2,682,829,077)		2,682,829,077
Repurchase Agreements – 70.8%
Repurchase agreement with ABN AMRO Bank US, dated 02/28/13, due 03/01/13 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 08/31/17, market value $306,000,008 (repurchase proceeds $300,001,250)	300,000,000	300,000,000
Repurchase agreement with Bank of Nova Scotia, dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 07/31/17, market value $318,241,494 (repurchase proceeds $312,001,387)	312,000,000	312,000,000
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/28/13, due 03/01/13 at 0.150%, collateralized by a U.S. Treasury obligation maturing 07/15/13, market value $48,423,530 (repurchase proceeds $47,474,198)	47,474,000	47,474,000
Repurchase agreement with BNP Paribas, dated 02/28/13, due 03/01/13 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 08/15/21, market value $377,400,287 (repurchase proceeds $370,001,542)	370,000,000	370,000,000
Repurchase agreement with BNP Paribas, dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/43, market value $255,000,000 (repurchase proceeds $250,001,111)	250,000,000	250,000,000
Repurchase agreement with Citibank N.A., dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 02/15/23, market value $473,280,079 (repurchase proceeds $464,002,062)	464,000,000	464,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Agricole, dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 11/15/22, market value $408,000,077 (repurchase proceeds $400,001,778)	400,000,000	400,000,000
Repurchase agreement with Credit Agricole, dated 02/28/13, due 03/01/13 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/15/23, market value $51,000,057 (repurchase proceeds $50,000,250)	50,000,000	50,000,000
Repurchase agreement with Credit Suisse First Boston, dated 01/15/13, due 04/15/13 at 0.130%, collateralized by a U.S. Treasury obligation maturing 09/30/17, market value $32,642,780 (repurchase proceeds $32,010,400)	32,000,000	32,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 11/15/42, market value $106,083,004 (repurchase proceeds $104,000,462)	104,000,000	104,000,000
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 02/28/13, due 03/01/13 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43, market value $1,173,000,105 (repurchase proceeds $1,150,005,750)	1,150,000,000	1,150,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/13, due 03/01/13 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/55, market value $204,000,000 (repurchase proceeds $200,001,056)	200,000,000	200,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/13, due 03/01/13 at 0.200%, collateralized by a U.S. Treasury obligation maturing 03/31/15, market value $102,000,082 (repurchase proceeds $100,000,556)	100,000,000	100,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/28/13, due 03/01/13 at 0.090%, collateralized by a U.S. Treasury obligation maturing 07/15/13, market value $15,300,049 (repurchase proceeds $15,000,038)	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 02/28/13, due 03/07/13 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 02/28/18, market value $204,000,847 (repurchase proceeds $200,005,056)	200,000,000	200,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 08/15/40, market value $204,001,808 (repurchase proceeds $200,000,889)	200,000,000	200,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/13, due 03/01/13 at 0.200%, collateralized by a U.S. Treasury obligation maturing 08/31/17, market value $51,002,296 (repurchase proceeds $50,000,278)	50,000,000	50,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/12/13, due 03/14/13 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 02/15/42, market value $98,691,949 (repurchase proceeds $96,762,257)	96,755,000	96,755,000
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 12/12/12, due 03/12/13 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43, market value $98,224,433 (repurchase proceeds $96,338,333)	96,295,000	96,295,000
Repurchase agreement with RBC Capital Markets, dated 02/27/13, due 03/06/13 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 06/30/16, market value $98,442,566 (repurchase proceeds $96,496,501)	96,495,000	96,495,000
Repurchase agreement with RBC Capital Markets, dated 02/28/13, due 03/01/13 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/43, market value $265,200,000 (repurchase proceeds $260,001,228)	260,000,000	260,000,000
Repurchase agreement with RBS Securities, Inc., dated 02/28/13, due 03/01/13 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 02/15/37, market value $306,002,056 (repurchase proceeds $300,001,250)	300,000,000	300,000,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

February 28, 2013 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 02/28/13, due 03/01/13 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 04/15/28, market value $408,000,201 (repurchase proceeds $400,001,667)	400,000,000	400,000,000
Repurchase agreement with Societe Generale, dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 09/15/42, market value $255,000,001 (repurchase proceeds $250,001,111)	250,000,000	250,000,000
Repurchase agreement with TD USA Securities, Inc., dated 02/27/13, due 03/06/13 at 0.080%, collateralized by a U.S. Treasury obligation maturing 09/15/15, market value $204,000,084 (repurchase proceeds $200,003,111)	200,000,000	200,000,000
Repurchase agreement with UBS Securities LLC, dated 02/28/13, due 03/01/13 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $376,518,766 (repurchase proceeds $369,137,538)	369,136,000	369,136,000
	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 02/28/13, due 03/01/13 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/43, market value $229,500,000 (repurchase proceeds $225,001,000)	225,000,000	225,000,000
Total Repurchase Agreements (cost of $6,538,155,000)		6,538,155,000
Total Investments – 99.9% (cost of $9,220,984,077)(b)		9,220,984,077
Other Assets & Liabilities, Net – 0.1%		7,170,736
Net Assets – 100.0%		9,228,154,813

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $9,220,984,077.

The following table summarizes the inputs used, as of February 28, 2013, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,682,829,077	$—	$2,682,829,077
Total Repurchase Agreements	—	6,538,155,000	—	6,538,155,000
Total Investments	$—	$9,220,984,077	$—	$9,220,984,077

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2013, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	29.1
Repurchase Agreements	70.8
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
February 28, 2013 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	2,682,829,077
	Repurchase agreements, at amortized cost approximating value	6,538,155,000
	Total investments, at value	9,220,984,077
	Cash	650
	Receivable for:
	Fund shares sold	100
	Interest	7,912,255
	Expense reimbursement due from investment advisor	15,574
	Trustees' deferred compensation plan	49,138
	Prepaid expenses	210,241
	Total Assets	9,229,172,035
Liabilities	Payable for:
	Distributions	28,700
	Investment advisory fee	539,160
	Administration fee	280,644
	Pricing and bookkeeping fees	14,616
	Transfer agent fee	19,487
	Trustees' fees	8,585
	Custody fee	38,779
	Chief compliance officer expenses	3,556
	Trustees' deferred compensation plan	49,138
	Other liabilities	34,557
	Total Liabilities	1,017,222
	Net Assets	9,228,154,813
Net Assets Consist of	Paid-in capital	9,228,193,484
	Overdistributed net investment income	(46,379)
	Accumulated net realized gain	7,708
	Net Assets	9,228,154,813

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
February 28, 2013 (Unaudited)

Adviser Class Shares	Net assets	$2,287,319,429
	Shares outstanding	2,287,307,064
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$5,782,890,607
	Shares outstanding	5,782,856,843
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$75,299,839
	Shares outstanding	75,299,492
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$16,528,952
	Shares outstanding	16,528,877
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$358,045,403
	Shares outstanding	358,043,588
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$6,501,266
	Shares outstanding	6,501,235
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$94,554,776
	Shares outstanding	94,554,332
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$63,589,369
	Shares outstanding	63,589,038
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$543,425,172
	Shares outstanding	543,422,379
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Six Months Ended February 28, 2013 (Unaudited)

		($)
Investment Income	Interest	7,143,543
Expenses	Investment advisory fee	6,474,495
	Administration fee	4,246,330
	Distribution fee:
	Daily Class Shares	148,823
	Investor Class Shares	3,179
	Investor II Class Shares	45,190
	Service fee:
	Adviser Class Shares	2,605,615
	Daily Class Shares	106,302
	Investor Class Shares	7,947
	Investor II Class Shares	112,975
	Liquidity Class Shares	86,220
	Shareholder administration fee:
	Institutional Class Shares	68,727
	Investor II Class Shares	45,190
	Trust Class Shares	232,616
	Transfer agent fee	63,381
	Pricing and bookkeeping fees	75,856
	Trustees' fees	58,919
	Custody fee	103,239
	Chief compliance officer expenses	10,125
	Other expenses	348,357
	Total Expenses	14,843,486
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,676,666)
	Fees waived by distributor:
	Adviser Class Shares	(2,602,883)
	Daily Class Shares	(255,115)
	Institutional Class Shares	(68,685)
	Investor Class Shares	(11,120)
	Investor II Class Shares	(203,175)
	Liquidity Class Shares	(86,125)
	Trust Class Shares	(231,894)
	Expense reductions	(4,151)
	Net Expenses	6,703,672
	Net Investment Income	439,871
	Net realized gain on investments	7,708
	Net Increase Resulting from Operations	447,579

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2013 ($)	Year Ended August 31, 2012 ($)
Operations	Net investment income	439,871	371,784
	Net realized gain on investments	7,708	—
	Net increase resulting from operations	447,579	371,784
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(104,224)	(103,465)
	Capital Class Shares	(282,314)	(220,534)
	Daily Class Shares	(4,252)	(4,342)
	Institutional Capital Shares (1)	(308)	(1,155)
	Institutional Class Shares	(17,187)	(11,873)
	Investor Class	(318)	(267)
	Investor II Class Shares (1)	(4,519)	(4,352)
	Liquidity Class Shares	(3,449)	(3,451)
	Trust Class Shares	(23,260)	(22,342)
	From net realized gains:
	Adviser Class Shares	—	(50,998)
	Capital Class Shares	—	(91,221)
	Daily Class Shares	—	(2,492)
	Institutional Capital Shares (1)	—	(2)
	Institutional Class Shares	—	(6,651)
	Investor Class Shares	—	(144)
	Investor II Class Shares (1)	—	(1,736)
	Liquidity Class Shares	—	(2,271)
	Trust Class Shares	—	(14,521)
	Total distributions to shareholders	(439,831)	(541,817)
	Net Capital Stock Transactions	876,173,628	(246,793,481)
	Total increase (decrease) in net assets	876,181,376	(246,963,514)
Net Assets	Beginning of period	8,351,973,437	8,598,936,951
	End of period	9,228,154,813	8,351,973,437
	Overdistributed net investment income at end of period	(46,379)	(46,419)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	5,108,080,602	5,108,080,602	8,162,867,262	8,162,867,262
Distributions reinvested	17,197	17,197	8,557	8,557
Redemptions	(4,733,345,403)	(4,733,345,403)	(9,184,045,588)	(9,184,045,588)
Net increase (decrease)	374,752,396	374,752,396	(1,021,169,769)	(1,021,169,769)
Capital Class Shares
Subscriptions	16,241,386,834	16,241,386,834	23,479,331,702	23,479,331,702
Distributions reinvested	169,220	169,220	229,246	229,246
Redemptions	(15,921,165,924)	(15,921,165,924)	(22,472,802,685)	(22,472,802,685)
Net increase	320,390,130	320,390,130	1,006,758,263	1,006,758,263
Daily Class Shares
Subscriptions	52,284,016	52,284,016	7,358,725	7,358,725
Distributions reinvested	181	181	276	276
Redemptions	(61,588,903)	(61,588,903)	(66,133,236)	(66,133,236)
Net decrease	(9,304,706)	(9,304,706)	(58,774,235)	(58,774,235)
Institutional Capital Shares (1)
Subscriptions	29,817,219	29,817,219	36,669,376	36,669,376
Distributions reinvested	5	5	5	5
Redemptions	(13,700,084)	(13,700,084)	(36,257,644)	(36,257,644)
Net increase	16,117,140	16,117,140	411,737	411,737
Institutional Class Shares
Subscriptions	1,057,700,102	1,057,700,102	832,775,633	832,775,633
Distributions reinvested	14,506	14,506	11,498	11,498
Redemptions	(966,457,302)	(966,457,302)	(899,696,727)	(899,696,727)
Net increase (decrease)	91,257,306	91,257,306	(66,909,596)	(66,909,596)
Investor Class Shares
Subscriptions	1,899,526	1,899,526	3,917,498	3,917,498
Distributions reinvested	99	99	195	195
Redemptions	(978,378)	(978,378)	(6,080,625)	(6,080,625)
Net increase (decrease)	921,247	921,247	(2,162,932)	(2,162,932)
Investor II Class Shares (1)
Subscriptions	70,387,092	70,387,092	245,188,368	245,188,368
Distributions reinvested	60	60	87	87
Redemptions	(78,866,675)	(78,866,675)	(249,804,591)	(249,804,591)
Net decrease	(8,479,523)	(8,479,523)	(4,616,136)	(4,616,136)
Liquidity Class Shares
Subscriptions	9,580,278	9,580,278	430,159,579	430,159,579
Distributions reinvested	3,439	3,439	4,899	4,899
Redemptions	(17,913,362)	(17,913,362)	(496,777,949)	(496,777,950)
Net decrease	(8,329,645)	(8,329,645)	(66,613,471)	(66,613,472)
Trust Class Shares
Subscriptions	446,571,015	446,571,015	1,076,385,019	1,076,385,019
Distributions reinvested	12	12	46	46
Redemptions	(347,721,744)	(347,721,744)	(1,110,102,406)	(1,110,102,406)
Net increase (decrease)	98,849,283	98,849,283	(33,717,341)	(33,717,341)

(1)  See Note 1 in the Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0011	0.0257
Net realized gain on investments	—	(d)	—		—		—	—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0011	0.0257
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(0.0011)	(0.0257)
From net realized gains	—		—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(0.0011)	(0.0257)
Increase from Contribution from Advisor	—		—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.00%	0.11%	2.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.15	%(k)(l)	0.11%		0.16%		0.17%	0.31%	0.45%
Waiver/Reimbursement	0.36	%(k)	0.40%		0.35%		0.34%	0.19%	0.05%
Net investment income (j)	0.01	%(k)	—	%(h)	—	%(h)	—	0.13%	2.50%
Net assets, end of period (000s)	$2,287,319		$1,912,565		$2,933,795		$3,747,604	$5,266,200	$10,424,598

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.0022	0.0282
Net realized gain on investments	—	(d)	—		—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0022	0.0282
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0022)	(0.0282)
From net realized gains	—		—	(d)	—		—		—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0022)	(0.0282)
Increase from Contribution from Advisor	—		—		—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.01	%(h)	0.01%		0.01	%(i)	0.00	%(j)	0.22%	2.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.16	%(l)	0.11%		0.14%		0.16%		0.19%	0.20%
Waiver/Reimbursement	0.11	%(l)	0.15%		0.12%		0.10%		0.06%	0.05%
Net investment income (k)	0.01	%(l)	—	%(j)	0.01%		—	%(j)	0.24%	2.80%
Net assets, end of period (000s)	$5,782,891		$5,462,494		$4,455,824		$3,785,055		$5,696,275	$11,436,408

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Rounds to less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0007	0.0222
Net realized gain on investments	—	(d)	—		—		—	—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0007	0.0222
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0007)	(0.0222)
From net realized gains	—		—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.0007)	(0.0222)
Increase from Contribution from Advisor	—		—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.00%	0.07%	2.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16	%(k)	0.11%		0.17%		0.17%	0.34%	0.79%
Waiver/Reimbursement	0.71	%(k)	0.75%		0.69%		0.69%	0.51%	0.06%
Net investment income (j)	0.01	%(k)	—	%(h)	—	%(h)	—	0.06%	2.11%
Net assets, end of period (000s)	$75,300		$84,605		$143,382		$697,764	$1,153,305	$1,159,298

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional Capital Shares	(Unaudited) Six Months Ended February 28, 2013		Period Ended August 31, 2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—
Total from investment operations	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)
From net realized gains	—		—	(b)
Total from distributions to shareholders	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)(d)(e)	0.01%		0.00	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.14	%(i)	0.14%
Waiver/Reimbursement (h)	0.12%		0.13%
Net investment income (g)(h)	0.01%		0.01%
Net assets, end of period (000s)	$16,529		$412

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2013		2012		2011 (a)		2010 (b)(c)		2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(e)	0.0019	0.0278
Net realized gain on investments	—	(d)	—		—		—		—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(e)	0.0019	0.0278
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(e)	(0.0019)	(0.0278)
From net realized gains	—		—	(d)	—		—		—	—
Total from distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(e)	(0.0019)	(0.0278)
Increase from Contribution from Advisor	—		—		—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(j)	0.00	%(h)	0.19%	2.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.15	%(l)(m)	0.11%		0.16%		0.17%		0.22%	0.24%
Waiver/Reimbursement	0.15	%(l)	0.19%		0.14%		0.13%		0.07%	0.05%
Net investment income (k)	0.01	%(l)	—	%(h)	—	%(h)	—	%(h)	0.21%	2.68%
Net assets, end of period (000s)	$358,045		$266,788		$333,703		$810,783		$1,829,959	$2,894,773

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0010	0.0247
Net realized gain on investments	—	(d)	—		—		—	—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0010	0.0247
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0010)	(0.0247)
From net realized gains	—		—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.0010)	(0.0247)
Increase from Contribution from Advisor	—		—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.00%	0.10%	2.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16	%(k)	0.11%		0.17%		0.17%	0.32%	0.55%
Waiver/Reimbursement	0.46	%(k)	0.50%		0.44%		0.44%	0.28%	0.05%
Net investment income (j)	0.01	%(k)	—	%(h)	—	%(h)	—	0.11%	2.42%
Net assets, end of period (000s)	$6,501		$5,580		$7,743		$18,884	$79,399	$234,962

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2013		2012 (a)		2011 (b)		2010 (c)(d)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	0.0009	0.0237
Net realized gain on investments	—	(e)	—		—		—	—	—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	0.0009	0.0237
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—		—	(0.0009)	(0.0237)
From net realized gains	—		—	(e)	—		—	—	—
Total distributions to shareholders	—	(e)	—	(e)	—		—	(0.0009)	(0.0237)
Increase from Contribution from Advisor	—		—		—	(e)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(j)	0.00%	0.09%	2.40%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.16	%(l)	0.11%		0.16%		0.17%	0.34%	0.65%
Waiver/Reimbursement	0.57	%(l)	0.60%		0.55%		0.54%	0.36%	0.05%
Net investment income (k)	0.01	%(l)	—	%(i)	—	%(i)	—	0.12%	2.53%
Net assets, end of period (000s)	$94,555		$103,034		$107,653		$170,781	$200,805	$377,207

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(d)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0012	0.0267
Net realized gain on investments	—	(d)	—		—		—	—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0012	0.0267
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0012)	(0.0267)
From net realized gains	—		—	(d)	—		—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—		—	(0.0012)	(0.0267)
Increase from Contribution from Advisor	—		—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.00%	0.12%	2.70	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.16	%(l)	0.11%		0.16%		0.17%	0.29%	0.35%
Waiver/Reimbursement	0.36	%(l)	0.41%		0.35%		0.34%	0.21%	0.15%
Net investment income (k)	0.01	%(l)	—	%(h)	—	%(h)	—	0.17%	2.53	%(j)
Net assets, end of period (000s)	$63,589		$71,919		$138,535		$176,051	$413,066	$995,952
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2013		2012		2011 (a)		2010 (b)(c)	2009	2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	0.0015	0.0272
Net realized gain on investments	—	(d)	—		—		—	—	—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	0.0015	0.0272
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—	(0.0015)	(0.0272)
From net realized gains	—		—	(d)	—		—	—	—
Total from distributions to shareholders	—	(d)	—	(d)	—		—	(0.0015)	(0.0272)
Increase from Contribution from Advisor	—		—		—	(d)	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.00%	0.15%	2.75%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16	%(k)	0.11%		0.15%		0.17%	0.27%	0.30%
Waiver/Reimbursement	0.21	%(k)	0.25%		0.21%		0.19%	0.08%	0.05%
Net investment income (j)	0.01	%(k)	—	%(h)	—	%(h)	—	0.13%	2.62%
Net assets, end of period (000s)	$543,425		$444,576		$478,302		$469,327	$857,336	$964,875

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Treasury Reserves
February 28, 2013 (Unaudited)

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

20

BofA Treasury Reserves February 28, 2013 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

21

BofA Treasury Reserves February 28, 2013 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2012 was as follows:

Distributions paid from
Ordinary Income*	$541,817

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry forwards by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carry forwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after the effective date of the Act be fully used before capital loss carry forwards generated in taxable years prior to the effective date of the Act. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2013. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2013, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

22

BofA Treasury Reserves February 28, 2013 (Unaudited)

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer, dividend disbursing and shareholders' servicing agent agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum initial investment requirements applicable to the account holder to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

In addition to the charge for accounts below the minimum initial investment, the Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $250. Please refer to the Prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to selling agents for sales support services.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate servicing agents for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2013 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

23

BofA Treasury Reserves February 28, 2013 (Unaudited)

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2013, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time. Prior to March 20, 2012, the Distributor and the Advisor had voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

The Advisor is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 28, 2013, the amounts potentially recoverable by the Advisor pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2015	2014	2013	recovery	ended 02/28/13
$5,240,089	$5,773,438	$7,398,397	$18,411,924	$—

Fees Paid to Officers and Trustees

All officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the

24

BofA Treasury Reserves February 28, 2013 (Unaudited)

Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Custody Credits

Prior to January 1, 2013, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits were recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 28, 2013, these custody credits reduced total expenses by $4,151 for the Fund.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2013, the Fund did not borrow under this arrangement.

Note 7. Capital Contribution

On November 29, 2010, an affiliate of the Advisor made a capital contribution to the Fund of $3,865,298.

Note 8. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

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Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 28-30, 2012, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2012 for review and discussion of the materials described below. The Board also received performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on their behalf also were presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the

26

administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the proposed waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Fund's distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.01% for all classes of the Fund. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yields in the event the Distributor's reimbursement of class-specific Fund expenses is not sufficient to maintain the minimum annualized net yields described above. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds (the "Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group and Universe based on the subsets of the

iMoneyNet category peers, which include mutual funds that are viewed by BoAA as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group(s) and Universe. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Treasury Reserves, the Board received information showing that the Fund's Contractual Management Rate, Actual Management Rate and total expense ratio were above the median range of its Peer Group.

The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds.

More specifically, the Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and identical Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, the Board noted that the net return investment performance of certain classes of BofA Treasury Reserves was below the median range of such Fund's Universe over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's

27

Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-888-331-0904 Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofATM Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Treasury Reserves

Semiannual Report, February 28, 2013

© 2013 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-TSYR-44/394602-0413

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	April 22, 2013

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	April 22, 2013